 Table of Contents
--------------------------------------------------------------------------------

                                                              PAGE
                                                              ----
Investment Review...........................................    3

Hartford Mutual Funds
  Statements of Net Assets as of June 30, 1999:
    The Hartford Money Market Fund..........................   14
    The Hartford Bond Income Strategy Fund..................   16
    The Hartford Advisers Fund..............................   21
    The Hartford Dividend and Growth Fund...................   24
    The Hartford Stock Fund.................................   26
    The Hartford Capital Appreciation Fund..................   28
    The Hartford Small Company Fund.........................   30
    The Hartford International Opportunities Fund...........   32
    The Hartford MidCap Fund................................   35
    The Hartford Growth and Income Fund.....................   37
    The Hartford High Yield Fund............................   39
    The Hartford Global Leaders Fund........................   43
  Statement of Operations for the Six Months Ended June 30,
    1999:...................................................   46
  Statement of Changes in Net Assets for the Six Months
    Ended June 30, 1999:....................................   48
  Statement of Changes in Net Assets for the Year Ended
    December 31, 1998:......................................   50
  Notes to Financial Statements:............................   52
  Financial Highlights......................................   68

THE [LOGO]
HARTFORD

                                      1999
                                      SEMI-ANNUAL REPORT

                                      -  Manager Discussions

                                      -  Financials


                                      [LOGO]

------------------------------------------------------------------------------
 THE HARTFORD
         SMALL COMPANY FUND
------------------------------------------------------------------------------

 PORTFOLIO MANAGER
       [PHOTO]

        MARK S. WATERHOUSE
        Vice President
        Wellington Management Company, LLP

     PERFORMANCE OVERVIEW
   7/22/96 - 6/30/99
   GROWTH OF A $10,000 INVESTMENT IN
   CLASS A WHICH INCLUDES SALES CHARGE

SMALL COMPANY FUND
$9,450 starting value             $17,250

RUSSELL 2000
$10,000 starting value            $15,016

-------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)

                       Non Sales Charge Adjusted               Sales Charge Adjusted
                       -------------------------               ---------------------
                                      ANNUALIZED                          ANNUALIZED
                    YTD  1 YEAR(1) SINCE INCEPT.(1)        1 YEAR(2)   SINCE INCEPT.(2)
Small Co "A"     21.41%    22.98%           22.72%           16.22%             20.38%
Small Co "B"     21.01%    22.13%           21.92%           17.13%             21.22%
Small Co "C"*    21.04%    22.25%           21.96%           20.03%             21.54%
Russell 2000      9.28%     1.50%           14.83%

-------------------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE SMALL COMPANY FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A, B AND C SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

*CLASS C SHARES COMMENCED OPERATIONS ON 8/1/98. PERFORMANCE PRIOR TO 8/1/98 REFLECTS CLASS B PERFORMANCE LESS CLASS C EXPENSES.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $17,906 ON 6/30/99 ($17,606 WITH A REDEMPTION AT THE END OF THE PERIOD.)

A $10,000 INVESTMENT IN THE FUND'S CLASS C SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $17,923 ON 6/30/99 (WITH A REDEMPTION AT THE END OF THE PERIOD THE VALUE WOULD REMAIN THE SAME BECAUSE THE CDSC PERIOD HAS EXPIRED.)

Q.  How Did The Fund Perform?

The Hartford Small Company Fund (Class A) returned 19.3% in the second quarter bringing the return for the 6-month period ending June 30, 1999 to 21.4% versus a return of 8.6% for the Lipper Small Cap Average over the same period.

Q.  Why Did The Fund Perform This Way?

The tide has clearly turned for small-cap stocks. In the second quarter, the Russell 2000 Index posted a 15.5% gain compared to an increase of 7.0% for the S&P 500 Index. This type of relative outperformance was long overdue and makes sense as the valuations for small cap stocks are very attractive and the earnings growth forecasts remain strong. Within the small cap universe, we focus on those companies within dynamic global industries trading at attractive valuations which exhibit high earnings growth, margin expansion potential, healthy balance sheets and strong management.

Q.  What Is Your Outlook For The Rest Of 1999?

We are well positioned for the expected global economic recovery with holdings in oil service, semiconductors and semiconductor equipment. Currently, we are heavily weighted in technology due to market appreciation, and we will be reducing this exposure. We will continue to look for stocks one story at a time to uncover compelling opportunities as they presents themselves.

------------------------------------------------------------------------------
  THE HARTFORD
         CAPITAL APPRECIATION FUND
------------------------------------------------------------------------------

  PORTFOLIO MANAGER
      [PHOTO]

        SAUL J. PANNELL, CFA
        Senior Vice President and Partner
        Wellington Management Company, LLP

     PERFORMANCE OVERVIEW
   7/22/96 - 6/30/99
   GROWTH OF A $10,000 INVESTMENT
   IN CLASS A WHICH INCLUDES
   SALES CHARGE

CAPITAL APPRECIATION FUND
$9,450 starting value              $26,496

S&P 500
$10,000 starting value             $22,747

-------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)

                                   Non Sales Charge Adjusted       Sales Charge Adjusted
                                   -------------------------       ---------------------
                                                  ANNUALIZED                  ANNUALIZED
                    YTD            1 YEAR(1) SINCE INCEPT.(1)   1 YEAR(2)  SINCE INCEPT.(2)
Cap Ap "A"        27.08%            24.58%            42.01%     17.73%            39.30%
Cap Ap "B"        26.69%            23.74%            41.08%     18.74%            40.55%
Cap Ap "C"*       26.60%            23.73%            41.07%     21.49%            40.59%
S&P 500           12.38%            22.77%            32.26%

-------------------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE CAPITAL APPRECIATION FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A, B AND C SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

*CLASS C SHARES COMMENCED OPERATIONS ON 8/1/98. PERFORMANCE PRIOR TO 8/1/98 REFLECTS CLASS B PERFORMANCE LESS CLASS C EXPENSES.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $27,501 ON 6/30/99 ($27,201WITH A REDEMPTION AT THE END OF THE PERIOD.)

A $10,000 INVESTMENT IN THE FUND'S CLASS C SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $27,499 ON 6/30/99 (WITH A REDEMPTION AT THE END OF THE PERIOD THE VALUE WOULD REMAIN THE SAME BECAUSE THE CDSC PERIOD HAS EXPIRED.)

Q.  How Did The Fund Perform?

The Hartford Capital Appreciation Fund (Class A) returned 27.1% for the 6-month period ending June 30, 1999 versus a return of 13.7% for the Lipper Capital Appreciation Average.

Q.  Why Did The Fund Perform This Way?

The change in market sentiment that we have been anticipating finally took hold during the quarter. We are seeing downward earnings revisions for larger "quality growth" companies and a stabilization in interest rates. The re-strengthening of the US dollar will make earnings progress for mega-cap multinationals more difficult. These aggregate factors should result in smaller, more domestically oriented companies outperforming larger companies. Smaller companies' relative price-to-earnings and price-to-book ratios remain significantly below the overall market's, while relative growth prospects are probably better. The historic disparity in both relative performance and valuations should lead to a further broadening of the market. We believe that this trend will endure well beyond the most recent quarter, perhaps for several years. The Fund's performance was helped by a diverse group of companies, most of these in the mid-to-smaller capitalization range.

Q. What Is Your Outlook For The Rest Of 1999?

As we have argued for much of the past two years, the dichotomy in valuations between large-cap, recognized growth on the one hand, and virtually everything else on the other, has become extreme. It remains so, despite last quarter's improvement. Our overall strategy for the Fund remains dual faceted: an emphasis on smaller companies with dynamic earnings growth prospects, and an opportunistic trading approach to larger-cap stocks where we typically see a catalyst for outperformance. We have tended to roam off the beaten path, historically where the most upside potential has been. This approach should provide positive absolute and relative results over a reasonable time frame. While the overall market outlook remains controversial, macroeconomic and valuation factors would tend to endorse our positioning.

------------------------------------------------------------------------------
 THE HARTFORD
         MIDCAP FUND
------------------------------------------------------------------------------

  PORTFOLIO MANAGER
      [Photo]

        PHILLIP H. PERELMUTER
        Vice President
        Wellington Management Company, LLP

     PERFORMANCE OVERVIEW
    12/30/97 - 6/30/99
    GROWTH OF A $10,000 INVESTMENT IN
    CLASS A WHICH INCLUDES SALES CHARGE

MIDCAP FUND
$9,450 starting value             $14,359

S&P 400
$10,000 starting value            $12,822

-------------------------------------------------------------------------------
RETURNS (INCEPTION 12/30/97)

                           Non Sales Charge Adjusted         Sales Charge Adjusted
                           -------------------------         ---------------------
                                          ANNUALIZED                    ANNUALIZED
                     YTD    1 YEAR(1)  SINCE INCEPT.(1)  1 YEAR(2)   SINCE INCEPT.(2)
MidCap "A"        23.53%     32.35%           32.20%     25.07%             27.30%
MidCap "B"        23.11%     31.50%           31.33%     26.50%             28.99%
MidCap "C"*       23.12%     31.49%           31.32%     29.18%             30.44%
S&P 400            6.87%     17.18%           18.04%

-------------------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE MIDCAP FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A, B AND C SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

*CLASS C SHARES COMMENCED OPERATIONS ON 8/1/98. PERFORMANCE PRIOR TO 8/1/98 REFLECTS CLASS B PERFORMANCE LESS CLASS C EXPENSES. A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT THE FUND'S INCEPTION ON 12/30/97 WOULD HAVE BEEN VALUED AT $15,044 ON 6/30/99 ($14,644 WITH A REDEMPTION AT THE END OF THE PERIOD.)

A $10,000 INVESTMENT IN THE FUND'S CLASS C SHARES AT THE FUND'S INCEPTION ON 12/30/97 WOULD HAVE BEEN VALUED AT $15,043 ON 6/30/99 (WITH A REDEMPTION AT THE END OF THE PERIOD THE VALUE WOULD REMAIN THE SAME BECAUSE THE CDSC PERIOD HAS EXPIRED.)

Q.  How Did The Fund Perform?

For the second quarter of 1999, The Hartford MidCap Fund (Class A) returned 16.3% bringing the total return through June 30 to 23.5% versus a return of 12.1% for the Lipper Mid Cap Average. For the 12-month and since inception periods, the Fund has outperformed its peers and ranks in the first quartile of its Lipper peer group.

Q.  Why Did The Fund Perform This Way?

The Fund had good participation in the better performing sectors and was generally underweighted in the poorer performing sectors. Mid-cap stocks benefited from the broadening market with the S&P Mid Cap 400 Index rising 14.2% compared to the S&P 500 Index's 7.0% appreciation. Since the market's low on October 8, 1998, mid-cap stocks have risen 51%. This return outpaces that of large-cap stocks (S&P 500 index) at 43% and small-cap stocks (Russell 2000 index) at 48%. Within the mid-cap universe, the best performing areas have been media, biotechnology, and technology. Some of the poorer performing sectors have been banks, utilities, energy, and basic materials.

Q.  What Is Your Outlook For The Rest Of 1999?

The Fund's strategy focuses on high quality, mid-cap companies on the "verge of greatness." These companies have established critical mass, yet have the potential to be much larger. The Fund consists of companies within our five sectors of opportunity: consumer products, finance, health care, services, and technology. These are the sectors that we believe will show faster earnings growth than the overall market over the next 12-18 months. The outlook for the type of mid-cap companies we seek is very good. These high quality, market-leading companies should fare relatively well during a period of accelerating economic growth while their relative valuation is near 10-year lows.

------------------------------------------------------------------------------
 THE HARTFORD
         INTERNATIONAL OPPORTUNITIES FUND
------------------------------------------------------------------------------

  PORTFOLIO MANAGER
      [Photo]

        Trond Skramstad
        Senior Vice President and Partner
        Wellington Management Company, LLP

     PERFORMANCE OVERVIEW
    7/22/96 - 6/30/99
    GROWTH OF A $10,000 INVESTMENT IN
    CLASS A WHICH INCLUDES SALES CHARGE

INTERNATIONAL OPPORTUNITIES
$9,450 starting value             $14,983

EAFE GDP
$10,000 starting value            $12,785

-------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)

                           Non Sales Charge Adjusted            Sales Charge Adjusted
                           -------------------------            ---------------------
                                               ANNUALIZED                   ANNUALIZED
                    YTD       1 YEAR(1)  SINCE INCEPT.(1)   1 YEAR(2)  SINCE INCEPT.(2)
Int'l Opp "A"      10.24%        6.96%            10.83%       1.08%              8.71%
Int'l Opp "B"       9.80%        6.18%            10.07%       1.18%              9.22%
Int'l Opp "C"*      9.81%        6.23%            10.09%       4.17%              9.72%
EAFE GDP**          5.65%        9.84%            14.75%

-------------------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE INTERNATIONAL OPPORTUNITIES FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A, B AND C SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

*CLASS C SHARES COMMENCED OPERATIONS ON 8/1/98. PERFORMANCE PRIOR TO 8/1/98 REFLECTS CLASS B PERFORMANCE LESS CLASS C EXPENSES.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $13,259 ON 6/30/99 ($12,959 WITH A
REDEMPTION AT THE END OF THE PERIOD.)

A $10,000 INVESTMENT IN THE FUND'S CLASS C SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $13,266 ON 6/30/99 (WITH A REDEMPTION AT THE END OF THE PERIOD THE VALUE WOULD REMAIN THE SAME BECAUSE THE CDSC PERIOD HAS EXPIRED.)

** THE MORGAN STANLEY EUROPE AUSTRALIA FAR EAST GDP - NET INDEX  THE HARTFORD

Q.  How Did The Fund Perform?

In the second quarter, The Hartford International Opportunities Fund (Class
A) returned 4.0% bringing the return for the 6-month period ending June 30, 1999 to 10.2% versus a return of 7.4% for the Lipper International Average over the same time period.

Q.  Why Did The Fund Perform This Way?

Most equity markets posted positive returns on the back of stronger than expected world growth and continued recovery in the world's "crisis stricken" economies. This led to further sharp rises in emerging and Asian markets as well as Japan. Europe, on the other hand, was held back by a further decline in the euro. Sluggish growth and concerns about the new European Central Bank have dampened investor enthusiasm for the region. From a sector point of view, information technology and materials stocks outperformed while health care and finance underperformed.

Q. What Is Your Outlook For The Rest Of 1999?

We will continue to increase holdings in economically sensitive stocks in anticipation of accelerating global growth later this year. Sector exposure will be used on an opportunistic basis; we will shift the Fund toward sectors which will benefit most from increasing economic growth. For example, we have been increasing the weighting in the materials sector while reducing the weight in selected growth sectors. Within Europe, we have been reducing our weighting in the UK in favor of Continental Europe, which is likely to benefit more from stronger global growth than the UK. Finally, we have been adding to Japan as the good news has finally begun to outweigh the bad news. In general, we look to shift to more cyclically oriented sectors and markets on the back of improving global growth.

------------------------------------------------------------------------------
 THE HARTFORD
         GLOBAL LEADERS FUND
------------------------------------------------------------------------------

  PORTFOLIO MANAGERS
      [Photo]

        RAND L. ALEXANDER, CFA
         Senior Vice President
                   and Partner      [PHOTO]
         Wellington Management
                  Company, LLP

                         ANDREW S. OFFIT
        [PHOTO]          Vice President
                         Wellington Management Company, LLP

     PERFORMANCE OVERVIEW
    9/30/98 - 6/30/99
    GROWTH OF A $10,000 INVESTMENT IN
    CLASS A WHICH INCLUDES SALES CHARGE

GLOBAL LEADERS FUND
$9,450 starting value              $13,876

MSCI WORLD
$10,000 starting value             $13,146

-------------------------------------------------------------------------------
RETURNS (INCEPTION 9/30/98)

                         Non Sales Charge Adjusted   Sales Charge Adjusted
                         -------------------------   ---------------------
                                        CUMULATIVE              CUMULATIVE
                             YTD   SINCE INCEPT.(1)        SINCE INCEPT.(2)
Global Leaders "A"        12.64%            46.84%                  38.76%
Global Leaders "B"        12.18%            46.02%                  41.02%
Global Leaders "C"*       12.26%            46.13%                  43.67%
MSCI World**               8.51%            31.46%

-------------------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE GLOBAL LEADERS FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A, B AND C SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT THE FUND'S INCEPTION ON 9/30/98 WOULD HAVE BEEN VALUED AT $14,602 ON 6/30/99 ($14,102 WITH A
REDEMPTION AT THE END OF THE PERIOD.)

A $10,000 INVESTMENT IN THE FUND'S CLASS C SHARES AT THE FUND'S INCEPTION ON 9/30/98 WOULD HAVE BEEN VALUED AT $14,613 ON 6/30/99 ($14,513 WITH A
REDEMPTION AT THE END OF THE PERIOD.)

** THE MORGAN STANLEY WORLD INDEX

Q.  How Did The Fund Perform?

For the quarter ended June 30, 1999, The Hartford Global Leaders Fund (Class
A) returned 5.3%, underperforming the Lipper Global Average. Since inception (9/30/98), the Fund has returned 46.8%, well above the 31.3% return of its Lipper peer group.

Q.  Why Did The Fund Perform This Way?

World growth increased due to worldwide interest rate cuts and the revival of Asia and Japan. By mid-April, the markets began to respond to the good news. Rising commodity prices drove the returns of the materials and industrial sectors. The large weight in health care and small exposure to materials stocks limited Fund performance. Health care stocks have been tremendous performers over the last five years but with the impending Medicare plan in the United States and earnings disappointments for some major players, the sector was the worst performing in the quarter. The materials sector, which includes commodity-based and cyclical stocks, rebounded following a long period of underperformance. The biggest positive influence on performance for the quarter was the overweight in technology, which continues to benefit from both the cyclical rebound and the secular need for more hardware and software as we enter the 21st century.

Q.  What Is Your Outlook For The Rest Of 1999?

The next six months will likely prove both interesting and challenging for global investors. Following the Asia meltdown, financial markets were greeted with over 100 interest rate cuts around the globe aimed at restoring stability, confidence and growth. Growth is now increasing and interest rates are rising, yet financial markets continue to hit all time highs. Secondly, while much time, effort and money has been spent to ensure a smooth transition at the turn of the century, nothing is certain. At best, there will most likely be a temporary slowdown in corporate activity as we approach Y2K. We continue to adhere to our themes, focusing on long-term growth sectors, and keeping a watchful eye on valuation. Global leaders, by their very nature, have superior products, market share and management. Over the long-term, as we continue to identify the winning sectors and companies, the Fund should succeed.

------------------------------------------------------------------------------
 THE HARTFORD
         STOCK FUND
------------------------------------------------------------------------------

  PORTFOLIO MANAGER
      [Photo]

        RAND L. ALEXANDER, CFA
        Senior Vice President and Partner
        Wellington Management Company, LLP

     PERFORMANCE OVERVIEW
    7/22/96 - 6/30/99
    GROWTH OF A $10,000 INVESTMENT IN
    CLASS A WHICH INCLUDES SALES CHARGE

Stock Fund
$9,450 starting value             $22,747

S&P 500
$10,000 starting value            $21,691

------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)

                             Non Sales Charge Adjusted         Sales Charge Adjusted
                             -------------------------         ---------------------
                                            ANNUALIZED                    ANNUALIZED
                     YTD   1 YEAR(1)   SINCE INCEPT.(1)   1 YEAR(2)  SINCE INCEPT.(2)
Stock "A"         14.82%     23.98%             32.66%      17.16%            30.14%
Stock "B"         14.46%     23.15%             31.75%      18.15%            31.15%
Stock "C"*        14.40%     23.03%             31.71%      20.80%            31.26%
S&P 500           12.38%     22.77%             32.26%

------------------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE STOCK FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A, B AND C SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

*CLASS C SHARES COMMENCED OPERATIONS ON 8/1/98. PERFORMANCE PRIOR TO 8/1/98 REFLECTS CLASS B PERFORMANCE LESS CLASS C EXPENSES.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $22,492 ON 6/30/99 ($22,192 WITH A
REDEMPTION AT THE END OF THE PERIOD.)

A $10,000 INVESTMENT IN THE FUND'S CLASS C SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $22,470 ON 6/30/99 (WITH A REDEMPTION AT THE END OF THE PERIOD THE VALUE WOULD REMAIN THE SAME BECAUSE THE CDSC PERIOD HAS EXPIRED.)

Q.  How Did The Fund Perform?

The Hartford Stock Fund (Class A) returned 14.8% for the 6-month period ended June 30, 1999. The Fund's return exceeded the returns of the S&P 500 Index (12.4%) and the Lipper Growth Average (11.6%). Since inception, the Fund has returned 32.7% outperforming its Lipper peer universe which was up 26.2% over the same time period.

Q.  Why Did The Fund Perform This Way?

The US equity markets demonstrated remarkable resilience during the second quarter of 1999. Shrugging off a Federal Reserve increase in short-term interest rates, chaotic conditions in Kosovo, rising commodity prices, and falling bond prices, investors instead focused on the continuing strength of the US economy and improving global economic growth. Favorable US equity market performance has broadened with smaller-caps doing better than larger-caps, cyclicals outperforming non-cyclicals, and value outpacing growth. Strong sectors include basic materials, communications equipment, machinery, computers, and office equipment, energy, and telephones. Weak groups included household products, drugs and health services, media, and automotive. The Fund's performance was helped by overweight positions in basic materials, energy and technology and by our increasing commitment to industrial and commercial stocks.

Q.  What Is Your Outlook For The Rest Of 1999?

With low inflation, strong economic growth, rising corporate earnings, a budget surplus, and low unemployment, the US economic backdrop remains favorable for stocks. The one dark cloud on the horizon is rising interest rates, but that does not appear to be enough to blot out the optimism that has characterized the US equity market over the last several years, at least for now. Nonetheless, the interest rate situation merits close scrutiny. Since 1982, interest rates have been in a secular decline, favoring the equity investor. We remain cautiously optimistic about the equity market.

------------------------------------------------------------------------------
 THE HARTFORD
         GROWTH AND INCOME FUND
------------------------------------------------------------------------------

  PORTFOLIO MANAGER
      [PHOTO]

        JAMES A. RULLO, CFA
        Senior Vice President and Partner
        Wellington Management Company, LLP

     PERFORMANCE OVERVIEW
    4/30/98 - 6/30/99
    GROWTH OF A $10,000 INVESTMENT IN
    CLASS A WHICH INCLUDES SALES CHARGE

GROWTH AND INCOME FUND
$9,450 starting value             $12,555

S&P 500
$10,000 starting value            $12,144

------------------------------------------------------------------------------
RETURNS (INCEPTION 4/30/98)

                                Non Sales Charge Adjusted        Sales Charge Adjusted
                                -------------------------        ---------------------
                                               ANNUALIZED                   ANNUALIZED
                      YTD       YEAR(1)   SINCE INCEPT.(1)  1 YEAR(2)  SINCE INCEPT.(2)
Grow & Inc "A"     11.96%       26.62%             23.98%     19.66%            18.12%
Grow & Inc "B"     11.66%       25.76%             23.16%     20.76%            19.84%
Grow & Inc "C"*    11.64%       25.81%             23.20%     23.55%            22.14%
S&P 500            12.38%       22.77%             21.58%     21.54%
Russell 2000        9.28%        1.50%             14.83%

------------------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE GROWTH & INCOME FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A, B AND C SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

*CLASS C SHARES COMMENCED OPERATIONS ON 8/1/98. PERFORMANCE PRIOR TO 8/1/98 REFLECTS CLASS B PERFORMANCE LESS CLASS C EXPENSES.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT THE FUND'S INCEPTION ON 4/30/98 WOULD HAVE BEEN VALUED AT $12,752 ON 6/30/99 ($12,352 WITH A
REDEMPTION AT THE END OF THE PERIOD.)

A $10,000 INVESTMENT IN THE FUND'S CLASS C SHARES AT THE FUND'S INCEPTION ON 4/30/98 WOULD HAVE BEEN VALUED AT $12,757 ON 6/30/99 (WITH A REDEMPTION AT THE END OF THE PERIOD THE VALUE WOULD REMAIN THE SAME BECAUSE THE CDSC PERIOD HAS EXPIRED.)

Q.  How Did The Fund Perform?

For the second quarter of 1999, The Hartford Growth and Income Fund (Class A) returned 7.4%. Through June 30, 1999 the Fund was up 12.0%. Over the past year, the Fund has returned 26.6%, well ahead of the 14.5% return of the Lipper Growth and Income Average.

Q.  Why Did The Fund Perform This Way?

The S&P 500 Index continues to perform well, up over 12% for the 6-month period ended June 30, 1999. While mega-cap growth stocks fueled the market rise in 1998, value plays have made a comeback in the first 6 months of 1999. Although "value" has prevailed, many of the Fund's best returning stocks were in the growth-oriented technology sector. Top performing holdings in this segment included ANALOG DEVICES and HEWLETT-PACKARD, which posted above consensus earnings. Similarly, IBM beat the highest "Street" estimate. Cyclical stocks recovered as investors move to economically sensitive industries. As energy prices rebounded, companies leveraged to natural gas prices, such as UNION PACIFIC RESOURCES, also recovered. Regional Bells rebounded as analysts started to believe that competition for long distance services would be a positive. BELL ATLANTIC, which has dominant market share in the local phone service in the Northeast, was up sharply. Proposed merger partners AMERITECH and SBC COMMUNICATIONS should also benefit from this development.

Q.  What Is Your Outlook For The Rest Of 1999?

In light of healthy economic growth, we expect corporate earnings to rise by 10% this year. The focus of the Fund is to seek superior stocks that we believe will benefit from stronger global economic growth. We continue to view the secular move in technology as a long-term positive. Drug stocks continue to look expensive, but we will look to increase our weighting as opportunities present themselves.

------------------------------------------------------------------------------
 THE HARTFORD
         DIVIDEND AND GROWTH FUND
------------------------------------------------------------------------------

  PORTFOLIO MANAGER
      [Photo]

        LAURIE A. GABRIEL, CFA
        Senior Vice President and Partner
        Wellington Management Company, LLP

     PERFORMANCE OVERVIEW
    7/22/96 - 6/30/99
    GROWTH OF A $10,000 INVESTMENT IN
    CLASS A WHICH INCLUDES SALES CHARGE

DIVIDEND AND GROWTH FUND
$9,450 starting value             $22,747

S&P 500
$10,000 starting value            $17,457

-------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)

                            Non Sales Charge Adjusted        Sales Charge Adjusted
                            -------------------------        ---------------------
                                           ANNUALIZED                   ANNUALIZED
                    YTD    1 YEAR(1)  SINCE INCEPT.(1)  1 YEAR(2)  SINCE INCEPT.(2)
Div & Grow "A"    6.85%      11.39%            23.22%      5.26%            20.87%
Div & Grow "B"    6.54%      10.61%            22.36%      5.61%            21.67%
Div & Grow "C"*   6.48%      10.63%            22.37%      8.52%            21.96%
S&P 500           12.38%     22.77%            32.26%

-------------------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE DIVIDEND AND GROWTH FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A, B AND C SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

*CLASS C SHARES COMMENCED OPERATIONS ON 8/1/98. PERFORMANCE PRIOR TO 8/1/98 REFLECTS CLASS B PERFORMANCE LESS CLASS C EXPENSES.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $18,098 ON 6/30/98 ($17,798 WITH A
REDEMPTION AT THE END OF THE PERIOD.)

A $10,000 INVESTMENT IN THE FUND'S CLASS C SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $18,104 ON 6/30/99 (WITH A REDEMPTION AT THE END OF THE PERIOD THE VALUE WOULD REMAIN THE SAME BECAUSE THE CDSC PERIOD HAS EXPIRED.)

Q.  How Did The Fund Perform?

For the 6 months ending June 30, 1999, The Hartford Dividend and Growth Fund (Class A) lagged the returns of the Lipper Equity Income Average, returning 6.9% versus the peer group's 9.0% return. For longer time periods, the fund has outperformed its peers and ranks within the first quartile of its Lipper peer group.

Q.  Why Did The Fund Perform This Way?

In line with our dividend-oriented, value style, we continue to be underweighted in the information technology sector. Despite some solid performers, this underweight relative to the market was a source of underperformance. Over the most recent quarter, our greatest source of outperformance came in the Consumer Staples sector. Kimberly Clark has been surpassing street expectations through strong earnings improvements in the tissue and personal care businesses. Hershey Foods is a true turnaround story with a strong management team focused on shareholder returns. The Materials sector was another source of positive contribution due to the shift in market sentiment toward cyclical stocks. Holdings in this sector include Alcoa, BOC Group, and Witco Chemical. Among our top holdings are Bell Atlantic whose pending acquisition of GTE should both be approved by the FCC and completed in the next several months. The company continues to have good growth prospects, fueled by strong underlying demand and by merger-related cost savings.

Q.  What Is Your Outlook For The Rest Of 1999?

We expect further modest increases in interest rates over the next 18 months to slow the growth rate of the US economy. However, small interest rate hikes should not negatively affect the capital markets. We expect consumer income and spending to continue to grow but at a more modest pace than in previous months. We have increased our earnings growth expectations to 9% for 1999.

Broad diversification across economic sectors is an ongoing part of the Fund's investment strategy. Since the focus of our investment approach is stock selection, the sector representation will be fairly stable over time. In keeping with the Fund's charter, the holdings have an above-average yield and below average P/E and beta. Relative to the market, the Fund should continue to exhibit these value-oriented characteristics over time.

------------------------------------------------------------------------------
 THE HARTFORD
         ADVISERS FUND
------------------------------------------------------------------------------

  PORTFOLIO MANAGERS
      [PHOTO]

        RAND L. ALEXANDER, CFA
         Senior Vice President
                   and Partner      [PHOTO]
         Wellington Management
                  Company, LLP

                         PAUL D. KAPLAN
        [PHOTO]          Senior Vice President
                         and Partner
                         Wellington Management
                         Company, LLP

     PERFORMANCE OVERVIEW
    7/22/96 - 6/30/99
    GROWTH OF A $10,000 INVESTMENT IN
    CLASS A WHICH INCLUDES SALES CHARGE

Advisers Fund
$9,450 starting value               $16,934

S&P 500
$10,000                             $22,747

Lehman Govt/Corp
$10,000                             $12,334

-------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)

                         Non Sales Charge Adjusted         Sales Charge Adjusted
                         -------------------------         ---------------------
                                        ANNUALIZED                    ANNUALIZED
                  YTD   1 YEAR(1)  SINCE INCEPT.(1)  1 YEAR(2)  SINCE INCEPT.(2)
Advisers "A"    7.58%      14.36%            21.95%      8.07%            19.62%
Advisers "B"    7.13%      13.54%            21.10%      8.54%            20.39%
Advisers "C"*   7.15%      13.45%            21.07%     11.32%            20.66%
Lehman G/C     -2.28%       2.70%             7.40%
S&P 500        12.38%      22.77%            32.26%

-------------------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE ADVISERS FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A, B AND C SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

*CLASS C SHARES COMMENCED OPERATIONS ON 8/1/98. PERFORMANCE PRIOR TO 8/1/98 REFLECTS CLASS B PERFORMANCE LESS CLASS C EXPENSES.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $17,556 ON 6/30/99 ($17,256 WITH A
REDEMPTION AT THE END OF THE PERIOD.)

A $10,000 INVESTMENT IN THE FUND'S CLASS C SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $17,543 ON 6/30/99 (WITH A REDEMPTION AT THE END OF THE PERIOD THE VALUE WOULD REMAIN THE SAME BECAUSE THE CDSC PERIOD HAS EXPIRED.)

Q.  How Did The Fund Perform?

The Hartford Advisers Fund (Class A) outperformed its Lipper peer group for the 6 months ending June 30, 1999. The Fund had a total return of 7.6% versus 6.2% for the Lipper Flexible Portfolio Average. Since inception, the Fund has returned 22.0% versus a return of 17.5% for its peer group.

Q.  Why Did The Fund Perform This Way?

By gradually adjusting the weighting between stocks, bonds, and cash we were able to use our expectations of market developments to produce attractive returns. Although the economic environment continues to be supportive of stocks, we reduced our equity exposure in response to higher equity valuations and remain sensitive to the possible negative effects on the stock market which might result from higher interest rates. At the beginning of 1999, the pattern of bond yields reflected expectations for lower short-term interest rates. The subsequent change in outlook has had a substantial effect on the bond market, causing yields to move noticeably higher over the course of the year.

Q.  What Is Your Outlook For The Rest Of 1999?

The Federal Reserve may raise interest rates again as the economy continues to grow at a rate above the 3% level that the Fed seems to find comfortable. On the other hand, inflation remains under control and this is the key to interest rate levels. We currently believe inflation will remain low and under control and that, in the end, interest rates will head lower. It may not occur during the third quarter, nor is it certain to occur during 1999. In fact, yields may go higher than current levels for a time. Nonetheless, low inflation will mean lower interest rates at some point in the foreseeable future.

------------------------------------------------------------------------------
 THE HARTFORD
         HIGH YIELD FUND
------------------------------------------------------------------------------

  PORTFOLIO MANAGER
      [PHOTO]

        ALISON D. GRANGER, CFA
        Senior Vice President
        The Hartford Investment
        Management Company (HIMCO)

     PERFORMANCE OVERVIEW
    9/30/98 - 6/30/99
    GROWTH OF A $10,000 INVESTMENT IN
    CLASS A WHICH INCLUDES SALES CHARGE

HIGH YIELD FUND
$9,550 starting value             $10,437

LEHMAN HIGH YIELD
$10,000 starting value            $10,113

-------------------------------------------------------------------------------
RETURNS (INCEPTION 9/30/98)

                         Non Sales Charge Adjusted   Sales Charge Adjusted
                         -------------------------   ---------------------
                                        CUMULATIVE              CUMULATIVE
                             YTD   SINCE INCEPT.(1)        SINCE INCEPT.(2)
High Yield "A"             2.48%              5.90%                   1.13%
High Yield "B"             2.24%              5.40%                   0.40%
High Yield "C"             2.15%              5.30%                   3.25%
Lehman High Yield          2.20%              4.37%

-------------------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE HIGH YIELD FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A, B AND C SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

*CLASS C SHARES COMMENCED OPERATIONS ON 8/1/98. PERFORMANCE PRIOR TO 8/1/98 REFLECTS CLASS B PERFORMANCE LESS CLASS C EXPENSES.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT THE FUND'S INCEPTION ON 9/30/98 WOULD HAVE BEEN VALUED AT $10,540 ON 6/30/99 ($10,240 WITH A
REDEMPTION AT THE END OF THE PERIOD.)

A $10,000 INVESTMENT IN THE FUND'S CLASS C SHARES AT THE FUND'S INCEPTION ON 9/30/98 WOULD HAVE BEEN VALUED AT $10,530 ON 6/30/99 ($10,430 WITH A
REDEMPTION AT THE END OF THE PERIOD.)

Q.  How Did The Fund Perform?

The Hartford High Yield Fund commenced operations on September 30, 1998. The Fund's Class A shares placed in the 59th percentile of its Lipper peer group for the six months ended June 30, 1999, producing a since-inception total return of 5.90% versus the 6.54% return of the Lipper High Yield Fixed Income category.

Q.  Why Did The Fund Perform This Way?

The Fund's overweight to securities in cyclically-sensitive industries aided performance, as oil, steel, chemical and paper issues generally outperformed during the second quarter. The Fund's communications and media industry holdings benefited its performance. These industries outperformed due to recent significant credit-positive consolidation activity. The Fund's allocation to Emerging Market sovereign issues which produced excess performance during the first quarter, gave back some of that performance during the second quarter.

Q.  What Is Your Outlook For The Rest Of 1999?

The average current yield offered by high yield securities today exceeds 9.25%. We believe that the high current income and potential for capital appreciation offered by high yield bonds offers a very attractive income and diversification alternative to equity investors.

We continue to pursue opportunities where we feel we can be rewarded for taking on risk. We are increasingly wary of credit risk in the corporate bond sector and will remain very selective in our corporate bond holdings. The Fund is currently holding the majority of its assets in the higher-quality BB rated segment of the high yield market. We believe that the risk/reward profile of these issues is currently more attractive, on average, than those of lower-rated high yield issues. We continue to overweight energy related issues in The Fund. We also are opportunistically investing a small portion of Fund assets in Emerging Market sovereign issues. These securities provide another way to express our positive outlook on oil, as a number of Emerging Market economies will significantly benefit from a sustained increase in the price of oil. Finally, the investment grade market is also providing opportunities to The Fund. Heavy new issue supply is causing the pricing of some investment grade issues to be competitive with high yield securities. To the extent possible we will capitalize on this technical anomaly.

------------------------------------------------------------------------------
 THE HARTFORD
         BOND INCOME STRATEGY FUND
------------------------------------------------------------------------------

  PORTFOLIO MANAGER
      [PHOTO]

        ALISON D. GRANGER, CFA
        Senior Vice President
        The Hartford Investment
        Management Company (HIMCO)

     PERFORMANCE OVERVIEW
    7/22/96 - 6/30/99
    GROWTH OF A $10,000 INVESTMENT IN
    CLASS A WHICH INCLUDES SALES CHARGE

BOND INCOME STRATEGY
$9,550 starting value              $11,696

LEHMAN GOVT/CORP
$10,000 starting value             $12,334

-------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)

                       Non Sales Charge Adjusted               Sales Charge Adjusted
                       -------------------------               ---------------------
                                      ANNUALIZED                          ANNUALIZED
                    YTD  1 YEAR(1) SINCE INCEPT.(1)        1 YEAR(2)   SINCE INCEPT.(2)
Bond "A"          -2.75%    0.66%            7.13%           -3.87%              5.47%
Bond "B"          -3.10%   -0.10%            6.34%           -5.10%              5.43%
Bond "C"*         -3.09%   -0.06%            6.36%           -2.06%              5.99%
Lehman G/C        -2.28%    2.70%            7.40%

-------------------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BOND INCOME STRATEGY. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A, B AND C SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

*CLASS C SHARES COMMENCED OPERATIONS ON 8/1/98. PERFORMANCE PRIOR TO 8/1/98 REFLECTS CLASS B PERFORMANCE LESS CLASS C EXPENSES.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $11,982 ON 6/30/99 ($11,682 WITH A
REDEMPTION AT THE END OF THE PERIOD.)

A $10,000 INVESTMENT IN THE FUND'S CLASS C SHARES AT THE FUND'S INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $11,986 ON 6/30/99 (WITH A REDEMPTION AT THE END OF THE PERIOD THE VALUE WOULD REMAIN THE SAME BECAUSE THE CDSC PERIOD HAS EXPIRED.)

Q.  How Did The Fund Perform?

The Hartford Bond Income Strategy Fund Class A shares placed in the 80th percentile of its Lipper peer group for the six month period ending June 30, 1999. The Fund produced a total return for the six months ending 6/30/99 of -2.75% versus -1.71% return of the Lipper Corporate Debt BBB category.

Q.  Why Did The Fund Perform This Way?

The Fund's performance was aided by its holdings in Treasury Inflation Protected Securities and cash as the market favored these securities in anticipation of the recent tightening by the Federal Reserve. The average maturity and interest rate duration of The Fund, while shorter than it had been in 1998 and during the first quarter of this year, remained marginally longer than its benchmark index, resulting in relatively larger price declines as yields rose sharply during the second quarter. Having contributed excess returns to The Fund during the first quarter, holdings in long maturity (10+ years) corporate securities hindered performance during the second quarter. Corporate securities generally under-performed Treasuries during May and June. The primary exception to this included portfolio holdings in energy related corporate issues which have performed very well since March.

Q.  What Is Your Outlook For The Rest Of 1999?

With long term rates hovering around the 6% mark, we will maintain a neutral interest rate position in the Fund. Effectively, we will keep the duration of the Fund in line with that of its benchmark index.

We continue to view Treasuries as an attractive opportunity relative to other sectors of the bond market. We believe Treasuries have a superior supply/ demand profile given the US government's reduced need for financing.

We are increasingly wary of credit deterioration in the corporate bond sector and will remain very selective in our corporate bond holdings. The liquidity injected into the credit markets by the Federal Reserve last autumn resulted in a significant recovery in performance of the US economy and credit-related fixed income, including investment grade and high yield corporate bonds. We believe the recovery is temporary.

Fundamentally, we see a rising trend in credit rating downgrades relative to upgrades, a steady rise in corporate defaults, and a high ratio of corporate bonds trading at distressed levels. From a technical standpoint, new issue supply has been coming to market at a high rate, and we expect this to continue through the summer. As these issues price to clear, negatively impact the performance of existing securities, and lead to under-performance relative to Treasuries. In light of these conditions, our corporate strategy will be to continue to emphasize commodity-related issues, and to look for opportunities across industries among attractively priced new issues.

 THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
COMMERCIAL PAPER -- 71.7%
$1,000,000  Abbey National, North America
              4.93% due 01/18/00....................  $   972,474
 1,000,000  Abbey National, North America
              4.82% due 08/09/99....................      994,778
   600,000  Abbott Laboratories
              4.80% due 07/08/99....................      599,440
 1,400,000  Abbott Laboratories
              4.90% due 07/19/99....................    1,396,570
 1,000,000  Anz (Delaware), Inc.
              4.93% due 11/22/99....................      980,300
 1,000,000  Aristar, Inc.
              5.18% due 08/16/99....................      993,381
 1,000,000  BankAmerica Corp.
              5.05% due 02/14/00....................      968,016
 1,000,000  Bradford and Bingley
              4.84% due 10/25/99....................      984,404
   769,000  Cafco
              4.89% due 07/06/99....................      768,477
 1,000,000  Cafco
              5.04% due 08/02/99....................      995,520
 1,000,000  Campbell Soup Company
              4.83% due 01/31/00....................      971,288
 2,000,000  Ciesco L.P.
              5.05% due 08/24/99....................    1,984,850
 1,000,000  Daimler Benz N.A.
              4.80% due 08/30/99....................      992,000
 1,000,000  Daimler Chrysler
              4.82% due 07/13/99....................      998,393
 1,000,000  du Pont (E.I.) De Nemours
              4.81% due 07/12/99....................      998,530
 2,000,000  Electronic Data Systems
              4.95% due 07/26/99....................    1,993,125
 1,000,000  Ford Motor Credit Co.
              4.84% due 07/08/99....................      999,058
 1,000,000  General Mills, Inc.
              4.84% due 07/06/99....................      999,327
 2,000,000  General Motors Acceptance Corp.
              5.14% due 08/02/99....................    1,990,862
 1,000,000  Goldman Sachs Group
              4.80% due 10/12/99....................      986,266
 1,000,000  Halifax PLC
              4.80% due 07/12/99....................      998,533
 1,000,000  International Lease Finance
              4.82% due 07/20/99....................      997,456
 1,000,000  International Lease Finance
              4.84% due 07/07/99....................      999,193
 1,000,000  Johnson & Johnson, Co.'s
              4.83% due 07/12/99....................      998,524
 2,000,000  Lucent Technologies, Inc.
              4.92% due 01/24/00....................    1,943,420
 2,000,000  Market Street Funding
              5.10% due 07/26/99....................    1,992,916
 1,000,000  Merita Bank Ltd.
              4.82% due 07/19/99....................      997,590
 1,000,000  Merita Bank Ltd.
              5.18% due 08/09/99....................      994,388
 1,000,000  Merrill Lynch & Co.
              4.80% due 07/06/99....................      999,333

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------

$1,000,000  Merrill Lynch & Co.
              5.06% due 02/07/00....................  $   968,937
 1,000,000  Morgan (J.P.) & Co.
              4.82% due 10/04/99....................      987,280
 1,000,000  Morgan Stanley Group, Inc.
              4.81% due 07/12/99....................      998,530
 1,000,000  Morgan Stanley Group, Inc.
              4.98% due 07/26/99....................      996,541
 1,000,000  National Rural Utilities
              4.77% due 07/27/99....................      996,555
   500,000  Nationwide Building Society
              4.84% due 09/08/99....................      495,361
 1,000,000  Nationwide Building Society
              4.82% due 08/10/99....................      994,644
 1,073,000  Procter & Gamble Co.
              4.81% due 07/13/99....................    1,071,279
 1,000,000  Salomon Smith Barney
              5.10% due 08/04/99....................      995,183
 1,000,000  Southland Corp.
              4.82% due 07/21/99....................      997,322
 1,000,000  Swedbank, Inc.
              4.84% due 08/26/99....................      992,471
 1,000,000  Volkswagon of America
              4.90% due 09/10/99....................      990,336
 2,000,000  Wood Street Funding Corp.
              4.94% due 07/13/99....................    1,996,706
                                                      -----------
            Total commercial paper..................  $46,969,557
                                                      -----------
                                                      -----------
CORPORATE NOTES -- 18.9%
 1,000,000  Air Products and Chemicals
              8.22% due 12/07/99....................  $ 1,011,610
   600,000  BankAmerica Corp.
              5.5669% due 02/09/00..................      600,855
 1,000,000  Citigroup, Inc.
              5.3195% due 02/03/00..................    1,000,571
 1,000,000  Comerica
              4.8788% due 02/02/00..................      999,825
 1,000,000  Dow Chemical
              4.90% due 03/15/00....................      999,738
 1,000,000  First Union National Bank
              5.4369% due 11/17/99..................    1,000,265
 1,000,000  Goldman Sachs Group
              5.0497% due 02/01/00..................    1,000,000
 1,000,000  Key Bank N.A.
              5.6488% due 08/20/99..................      999,997
 1,000,000  Key Bank N.A.
              5.44% due 09/15/99....................    1,000,008
 1,000,000  Morgan (J.P.) & Co.
              5.575% due 02/25/00...................    1,000,125
   750,000  PepsiCo, Inc.
              5.4975% due 08/19/99..................      749,886
 1,000,000  Texaco Capital, Inc.
              4.845% due 05/03/00...................      999,211
 1,000,000  Wells Fargo & Co.
              4.8913% due 03/10/00..................      999,621
                                                      -----------
            Total corporate notes...................  $12,361,712
                                                      -----------
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
REPURCHASE AGREEMENT -- 15.0%
$9,817,000  Interest in $153,141,000 joint
            repurchase agreement dated 06/30/99 with
            State Street Bank 4.800% due 07/01/99;
            maturity amount $9,818,309
            (Collateralized by $153,141,000 U.S.
            Treasury Bonds 8.125% due 05/15/21).....  $ 9,817,000
                                                      -----------
                                                      -----------

DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost
 $49,696,550)...........................   71.7% $46,969,557
Total corporate notes (cost
 $12,361,719)...........................   18.9   12,361,712
Total repurchase agreement (cost
 $9,817,000))...........................   15.0    9,817,000
                                          -----  -----------
Total investment in securities
 (total cost $71,875,269)...............  105.6   69,148,269
Cash, receivables and other assets......    1.2      783,193
Payable for Fund shares redeemed........   (6.6)  (4,326,709)
Other liabilities.......................   (0.2)    (107,893)
                                          -----  -----------
Net assets..............................  100.0% $65,496,860
                                          -----  -----------
                                          -----  -----------


                                                    VALUE
                                                 -----------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 800,000,000 shares authorized; 65,496,860 shares
 outstanding......................................  $    65,497
Paid-in surplus...................................   65,431,363
                                                    -----------
Net assets........................................  $65,496,860
                                                    -----------
                                                    -----------
Class A
  Shares of beneficial interest outstanding,
   $0.001 par value 400,000,000 shares authorized
   (Net assets $35,841,874).......................   35,841,874
                                                    -----------
                                                    -----------

  Net asset value and offering price per share....  $1.00
                                                    -----
                                                    -----

Class B
  Shares of beneficial interest outstanding,
   $0.001 par value 200,000,000 shares authorized
   (Net assets $18,083,218).......................   18,083,218
                                                    -----------
                                                    -----------

  Net asset value and offering price per share....  $1.00
                                                    -----
                                                    -----

Class C
  Shares of beneficial interest outstanding,
   $0.001 par value 100,000,000 shares authorized
   (Net assets $4,037,072)........................   4,037,072
                                                    ----------
                                                    ----------

  Net asset value and offering price per share....  $1.00
                                                    -----
                                                    -----
  Maximum offering price per share ($1.00
    DIVIDED BY 99.0%).............................  $1.01
                                                    -----
                                                    -----

Class Y
  Shares of beneficial interest outstanding,
   $0.001 par value 100,000,000 shares authorized
   (Net assets $7,534,696)........................   7,534,696
                                                    ----------
                                                    ----------

  Net asset value and offering price per share....  $1.00
                                                    -----
                                                    -----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------
ASSET-BACKED SECURITIES -- 2.1%
$  400,000  California Infrastructure Pacific Gas &
             Electric, Series 1997-1, Class A6
              6.32% due 09/25/05....................  $   399,760
   250,000  California Infrastructure Southern
             California Edison, Series 1997-1, Class
             A5
              6.28% due 09/25/05....................      249,290
   600,000  California Infrastructure Southern
             California Edison, Series 1997-1, Class
             A6
              6.38% due 09/25/08....................      595,326
   600,000  Comed Transitional Funding Trust, Series
             1998-1, Class A5
              5.44% due 03/25/07....................      574,320
   444,151  Premier Auto Trust, Series 1998-5, Class
             A2
              5.07% due 04/09/01....................      443,143
                                                      -----------
            Total asset-backed securities...........  $ 2,261,839
                                                      -----------
                                                      -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.6%
    57,766  Capital Lease Funding Securitization,
             Series 1997-CTL1, Class A1
              7.421% due 06/22/24...................  $    58,625
   575,000  DLJ Commercial Mortgage Corp., Series
             1998-CF1, Class B2
              7.33% due 01/15/10....................      524,308
                                                      -----------
            Total commercial mortgage-backed
            securities..............................  $   582,933
                                                      -----------
                                                      -----------
CORPORATE NOTES -- 51.3%
            COLLEGES -- 1.7%
 1,300,000  Massachusetts Institute of Technology
              7.25% due 11/02/2096..................  $ 1,285,636
   500,000  Yale University
              7.375% due 04/15/2096.................      498,566
                                                      -----------
                                                        1,784,202
                                                      -----------
            CONSUMER DURABLE -- 0.6%
   100,000  Federal-Mogul Corp.
              7.375% due 01/15/06...................       94,163
   100,000  Mark IV Industries, Inc.
              7.50% due 09/01/07....................       92,493
   500,000  TRW, Inc.
              7.125% due 06/01/09...................      487,599
                                                      -----------
                                                          674,255
                                                      -----------
            ENERGY & SERVICES -- 8.7%
 1,150,000  Amoco Company
              6.00% due 06/09/08....................    1,097,042
   200,000  Clark Refining & Marketing, Inc.
              8.375% due 11/15/07...................      182,750
   250,000  CMS Energy Corp.
              6.75% due 01/15/04....................      236,361
   100,000  CMS Energy Corp.
              7.50% due 01/15/09....................       93,089
   600,000  Conoco, Inc.
              5.90% due 04/15/04....................      584,649
   600,000  Conoco, Inc.
              6.95% due 04/15/29....................      560,419
   300,000  Enterprise Oil PLC
              6.70% due 09/15/07....................      283,151
   550,000  Enterprise Oil PLC
              6.50% due 05/01/05....................      523,073

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

CORPORATE NOTES -- (CONTINUED)
          ENERGY & SERVICES -- (CONTINUED)

$  200,000  Gulf Canada Resources Ltd.
              8.375% due 11/15/05...................  $   196,500
   100,000  Gulf Canada Resources Ltd.
              8.25% due 03/15/17....................       90,284
   300,000  Lasmo (USA), Inc.
              8.375% due 06/01/23...................      315,337
 1,150,000  Occidental Petroleum Corp.
              7.375% due 11/15/08...................    1,132,411
   400,000  Panhandle Eastern Pipeline
              6.125% due 03/15/04...................      389,106
   175,000  Pioneer Natural Resource
              7.20% due 01/15/28....................      134,656
   450,000  Pioneer Natural Resource
              6.50% due 01/15/08....................      384,052
   180,000  R&B Falcon Corp.
              6.75% due 04/15/05....................      151,200
 1,000,000  R&B Falcon Corp.
              11.375% due 03/15/09..................    1,035,000
   200,000  R&B Falcon Corp.
              7.375% due 04/15/18...................      144,000
 1,150,000  Seagull Energy Corp.
              7.50% due 09/15/27....................      952,219
   100,000  Tesoro Petroleum Corp.
              9.00% due 07/01/08....................       97,250
   250,000  Tuboscope, Inc.
              7.50% due 02/15/08....................      217,500
   500,000  Vastar Resource, Inc.
              6.50% due 04/01/09....................      484,325
                                                      -----------
                                                        9,284,374
                                                      -----------
            FINANCIAL SERVICES -- 10.8%
   400,000  Abbey National First Capital
              8.20% due 10/15/04....................      423,862
   500,000  Abbey National PLC
              6.69% due 10/17/05....................      490,706
   145,000  Allstate Corp.
              6.75% due 05/15/18....................      139,519
   500,000  Associates Corporation of North America
              5.80% due 04/20/04....................      482,721
   500,000  Associates Corporation of North America
              5.75% due 11/01/03....................      484,484
   500,000  Bank of New York Co., Inc. (The)
              7.625% due 07/15/02...................      515,703
   300,000  BankBoston Corp.
              7.00% due 09/15/07....................      298,343
   500,000  CIT Group, Inc.
              7.125% due 06/17/02...................      507,813
   375,000  CIT Group, Inc.
              5.57% due 12/08/03....................      357,796
   500,000  Citicorp, Inc.
              7.125% due 05/15/06...................      503,871
 1,000,000  Ford Motor Credit Co.
              5.80% due 01/12/09....................      914,300
 1,000,000  Ford Motor Credit Co.
              5.75% due 02/23/04....................      963,419
   500,000  Ford Motor Credit Co.
              6.125% due 01/09/06...................      476,437

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

CORPORATE NOTES -- (CONTINUED)
          FINANCIAL SERVICES -- (CONTINUED)

$  200,000  General Motors Acceptance Corp.
              5.10% due 08/18/03....................  $   198,502
   550,000  Golden State Holdings
              6.75% due 08/01/01....................      543,270
 1,000,000  Goldman Sachs Group
              6.65% due 05/15/09....................      963,877
   500,000  Household Finance Corp.
              6.00% due 05/01/04....................      484,451
 1,260,000  NationsBank Corp.
              7.00% due 09/15/01....................    1,277,374
   200,000  Swiss Bank Corporation - NY
              7.375% due 06/15/17...................      197,717
   300,000  Trenwick Group
              6.70% due 04/01/03....................      296,885
   350,000  Wachovia Corp.
              6.25% due 08/01/08....................      333,210
   725,000  Wachovia Corp.
              5.625% due 12/15/08...................      661,540
                                                      -----------
                                                       11,515,800
                                                      -----------
            FOOD, BEVERAGE & TOBACCO -- 1.1%
   200,000  Keebler Corp.
              10.75% due 07/01/06...................      218,607
   250,000  Ralcorp Holdings, Inc.
              8.75% due 09/15/04....................      273,770
   700,000  Seagram (J) & Sons, Inc.
              6.25% due 12/15/01....................      694,691
                                                      -----------
                                                        1,187,068
                                                      -----------
            HEALTH CARE -- 0.5%
   100,000  Columbia Healthcare
              7.50% due 12/15/23....................       79,238
   200,000  Columbia/HCA Healthcare Corp.
              7.50% due 11/15/95....................      157,781
   250,000  Tenet Healthcare Corp.
              8.625% due 01/15/07...................      246,250
                                                      -----------
                                                          483,269
                                                      -----------
            HOME BUILDING -- 0.4%
   220,000  Kaufman & Broad Home Corp.
              9.625% due 11/15/06...................      229,900
   100,000  U.S. Home Corp.
              8.25% due 08/15/04....................       98,250
    50,000  U.S. Home Corp.
              7.95% due 03/01/01....................       50,342
                                                      -----------
                                                          378,492
                                                      -----------
            HOTELS & GAMING -- 2.4%
   250,000  Host Marriot Properties
              8.45% due 12/01/08....................      237,500
   350,000  La Quinta Motor Inns
              7.25% due 03/15/04....................      309,755
   600,000  Marriott International
              6.875% due 11/15/05...................      581,104
   500,000  MGM Grand, Inc.
              6.875% due 02/06/08...................      447,589
   440,000  Park Place Entertainment
              7.875% due 12/15/05...................      419,100
PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

          HOTELS & GAMING -- (CONTINUED)

$  606,000  Starwood Hotels & Resorts
              7.375% due 11/15/15...................  $   521,161
   100,000  Starwood Hotels & Resorts
              6.75% due 11/15/05....................       90,623
                                                      -----------
                                                        2,606,832
                                                      -----------
            INDUSTRIAL -- 5.1%
   320,000  Agriculture Minerals and Chemicals Co.
              10.75% due 09/30/03...................      317,200
   200,000  Arco Chemical Co.
              9.80% due 02/01/20....................      195,300
   500,000  Bowater
              8.50% due 12/15/01....................      519,612
   180,000  Domtar, Inc.
              9.50% due 08/01/16....................      190,800
   300,000  du Pont (E.I.) de Nemours & Co.
              6.75% due 09/01/07....................      301,629
   500,000  Equistar Chemicals LP
              8.75% due 02/15/09....................      505,353
   180,000  International Paper Co.
              9.05% due 02/08/01....................      186,726
 1,000,000  James River Corp.
              6.75% due 10/01/99....................    1,001,326
   100,000  Polaroid Corporation
              11.50% due 02/15/06...................      106,250
   300,000  Raytheon Co.
              6.15% due 11/01/08....................      282,214
   750,000  Rohm & Haas Co.
              6.95% due 07/15/04....................      757,230
   250,000  Tyco International Group
              6.125% due 01/15/09...................      232,114
   850,000  United Technologies Corp.
              6.50% due 06/01/09....................      830,897
                                                      -----------
                                                        5,426,651
                                                      -----------
            MEDIA & SERVICES -- 4.7%
   500,000  British Sky Broadcasting
              6.875% due 02/23/09...................      455,958
   100,000  CBS Corp.
              8.875% due 06/01/22...................      100,834
   100,000  CSC Holdings, Inc.
              9.875% due 02/15/13...................      106,750
   200,000  CSC Holdings, Inc.
              7.25% due 07/15/08....................      190,000
   195,000  Hollinger International Publishing
              8.625% due 03/15/05...................      197,437
   100,000  Jones Intercable, Inc.
              7.625% due 04/15/08...................      100,000
   100,000  Jones Intercable, Inc.
              9.625% due 03/15/02...................      105,500
   400,000  Jones Intercable, Inc.
              10.50% due 03/01/08...................      428,000
   500,000  Liberty Media
              7.875% due 07/15/09...................      497,020
   450,000  News America Holdings
              7.70% due 10/30/25....................      435,793
   100,000  News America, Inc.
              7.30% due 04/30/28....................       92,173

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

CORPORATE NOTES -- (CONTINUED)
          MEDIA & SERVICES -- (CONTINUED)

$  650,000  Noble Drilling Corp.
              7.50% due 03/15/19....................  $   634,347
   113,000  Paramount Communication
              7.50% due 07/15/23....................      110,028
   400,000  Placer Dome, Inc.
              7.125% due 06/15/07...................      375,182
   500,000  Rogers Cablesystems, Inc.
              9.625% due 08/01/02...................      522,500
   200,000  Rogers Cablesystems, Inc.
              10.125% due 09/01/12..................      214,250
   200,000  Time Warner Enterprises, Inc.
              8.875% due 10/01/12...................      224,748
   100,000  Turner Broadcasting System, Inc.
              7.40% due 02/01/04....................      101,949
   100,000  Viacom, Inc.
              7.75% due 06/01/05....................      102,871
                                                      -----------
                                                        4,995,340
                                                      -----------
            PACKAGING & CONTAINERS -- 0.1%
   100,000  Owens-Illinois, Inc.
              8.10% due 05/15/07....................       98,497
                                                      -----------
            RETAIL -- 3.3%
   300,000  Ahold Finance USA, Inc.
              6.25% due 05/01/09....................      282,936
   600,000  Fred Meyer, Inc.
              7.375% due 03/01/05...................      608,056
   100,000  Kmart Corp.
              7.84% due 01/02/02....................       99,436
   100,000  Kmart Corp.
              7.55% due 07/27/04....................       96,287
   275,000  Kmart Corp.
              7.95% due 02/01/23....................      266,875
   500,000  Kmart Corp.
              7.75% due 10/01/12....................      496,484
   120,000  Kmart Corp.
              12.50% due 03/01/05...................      141,029
   500,000  Kroger Co. (The)
              7.00% due 05/01/18....................      466,139
   200,000  Safeway, Inc.
              6.50% due 11/15/08....................      191,662
   825,000  Stop & Shop Companies, Inc.
              9.75% due 02/01/02....................      881,153
                                                      -----------
                                                        3,530,057
                                                      -----------
            SHIPBUILDING -- 0.1%
   100,000  Newport News Shipbuilding
              8.625% due 12/01/06...................      105,000
                                                      -----------
            TECHNOLOGY -- 0.2%
   150,000  UNISYS Corp.
              12.00% due 04/15/03...................      163,500
                                                      -----------
            TELECOMMUNICATIONS -- 2.8%
 1,000,000  AT&T Corp.
              6.50% due 03/15/29....................      899,386
   500,000  AT&T Corp.
              7.00% due 05/15/05....................      505,721
   100,000  Rogers Cantel Mobile, Inc.
              8.30% due 10/01/07....................       98,750
PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

          TELECOMMUNICATIONS -- (CONTINUED)

$1,000,000  Sprint Capital Corp.
              6.90% due 05/01/19....................  $   930,618
   500,000  Tele-Communications, Inc.
              8.35% due 02/15/05....................      537,665
                                                      -----------
                                                        2,972,140
                                                      -----------
            TRANSPORTATION -- 1.9%
   400,000  AMR Corp.
              10.00% due 03/07/01...................      420,004
   451,483  Continental Airlines, Inc.
              7.461% due 04/01/13...................      460,142
   200,000  CSX Corp.
              7.25% due 05/01/04....................      202,837
   200,000  Interpool, Inc.
              7.35% due 08/01/07....................      188,374
   220,000  Interpool, Inc.
              7.20% due 08/01/07....................      205,871
   600,000  Norfolk Southern Corp.
              6.70% due 05/01/00....................      601,530
                                                      -----------
                                                        2,078,758
                                                      -----------
            UTILITIES -- 6.2%
   500,000  Calpine Corp.
              7.625% due 04/15/06...................      470,625
   200,000  Calpine Corp.
              7.875% due 04/01/08...................      189,000
   250,000  Cleveland Electric Illuminating Co.
              7.13% due 07/01/07....................      249,768
   400,000  Connecticut Light & Power Co.
              7.875% due 10/01/24...................      409,708
   650,000  El Paso Electric Co.
              8.90% due 02/01/06....................      696,712
   550,000  Illinois Power Co.
              6.25% due 07/15/02....................      541,408
   525,000  Niagara Mohawk Power Corp.
              6.875% due 03/01/01...................      529,319
   300,000  Niagara Mohawk Power Corp.
              7.25% due 10/01/02....................      302,093
 1,300,000  Pacific Gas & Electric Co.
              7.05% due 03/01/24....................    1,272,007
   250,000  Pacific Gas & Electric Co.
              7.25% due 03/01/26....................      236,458
   200,000  Pacificorp
              6.12% due 01/15/06....................      192,086
 1,050,000  Pacificorp
              6.375% due 05/15/08...................    1,013,934
   460,000  Philadelphia Electric
              5.625% due 11/01/01...................      452,918
   125,000  Public Service EI-IBC
              7.00% due 09/01/24....................      117,561
                                                      -----------
                                                        6,673,597
                                                      -----------
            WASTE MANAGEMENT -- 0.8%
 1,000,000  Browning-Ferris, Inc.
              7.40% due 09/15/35....................  $   805,840
                                                      -----------
            Total corporate notes...................  $54,763,672
                                                      -----------
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------
ENHANCED EQUIPMENT TRUST CERTIFICATES -- 0.1%
$   88,923  Norwest Airlines Trust, Series 2
              11.30% due 06/21/14...................  $   102,873
                                                      -----------
                                                      -----------
FOREIGN/YANKEE BONDS & NOTES -- 4.3%
            FOREIGN CORPORATIONS -- 2.0%
   500,000  KFW International Finance, Inc.
              9.50% due 12/15/00....................  $   525,321
   250,000  Southern Investments UK PLC
              6.80% due 12/01/06....................      241,073
   500,000  Bayerische Landesbank NY
              6.375% due 10/15/05...................      489,869
   625,000  Landeskreditbank Baden-Wuerttemberg
              7.625% due 02/01/23...................      655,241
   250,000  Petroleos Mexicanos
              9.50% due 09/15/27....................      235,625
                                                      -----------
                                                        2,147,129
                                                      -----------
            FOREIGN GOVERNMENT -- 2.3%
   250,000  Province of Alberta
              4.875% due 10/29/03...................      236,527
   285,000  Province of Manitoba
              5.50% due 10/01/08....................      260,041
   550,000  Quebec Province
              5.75% due 02/15/09....................      504,625
       500  Republic of Argentina
              8.38% due 12/20/03....................        3,500
   200,000  Republic of Colombia
              7.625% due 02/15/07...................      151,560
   300,000  Republic of Colombia
              9.75% due 04/23/09....................      247,500
   200,000  Republic of Panama
              8.875% due 09/30/27...................      164,000
   175,000  Russian Federation (The)
              10.00% due 06/26/07...................       87,390
   250,000  United Mexican States Series A
              6.25% due 12/31/19....................      185,468
   600,000  United Mexican States Series B
              6.25% due 12/31/19....................      445,125
   250,000  United Mexican States Series C
              5.8743% due 12/31/19..................      208,437
                                                      -----------
                                                        2,494,173
                                                      -----------
            Total foreign/yankee bonds & notes......  $ 4,641,302
                                                      -----------
                                                      -----------
REAL-ESTATE INVESTMENT TRUST -- 0.2%
   250,000  Duke Realty LP
              7.25% due 09/22/02....................  $   251,280
                                                      -----------
                                                      -----------
SUPRANATIONAL -- 0.8%
   700,000  Inter-American Development Bank
              8.875% due 06/01/09...................  $   820,049
                                                      -----------
                                                      -----------
U.S. TREASURIES & FEDERAL AGENCIES -- 35.3%
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION -- 8.1%
   150,000  5.25% due 01/15/03......................  $   146,160
 8,576,678  6.00% due 07/01/12 - 06/01/28...........    8,278,758
   244,180  6.50% due 09/01/28......................      236,477
                                                      -----------
                                                        8,661,395
                                                      -----------

U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)

            U.S. TREASURY BONDS -- 9.7%
$  450,000  10.625% due 08/15/15....................  $   645,609
   420,000  11.875% due 11/15/03....................      516,337
   550,000  5.25% due 11/15/28......................      486,750
    25,000  6.875% due 08/15/25.....................       26,992
   310,000  7.50% due 11/15/24......................      358,825
 3,205,000  8.125% due 08/15/19.....................    3,862,025
 3,455,000  8.875% due 08/15/17.....................    4,400,806
                                                      -----------
                                                       10,297,344
                                                      -----------
            U.S. TREASURY INFLATION-INDEXED
            SECURITIES -- 6.9%
   458,825  3.375% due 01/15/07.....................      452,729
 7,079,020  3.625% due 07/15/02 - 04/15/28..........    6,897,193
                                                      -----------
                                                        7,349,922
                                                      -----------
            U.S. TREASURY NOTES -- 10.6%
   400,000  5.375% due 07/31/00.....................      399,875
   400,000  5.625% due 11/30/99 - 12/31/99..........      400,953
 3,250,000  6.25% due 04/30/01 - 06/30/02...........    3,289,986
   330,000  6.50% due 08/31/01 - 10/15/06...........      338,484
   370,000  6.625% due 03/31/02 - 05/15/07..........      379,746
 3,670,000  6.875% due 05/15/06.....................    3,863,823
 1,535,000  7.00% due 07/15/06......................    1,626,140
 1,010,000  7.50% due 10/31/99 - 02/15/05...........    1,049,831
                                                      -----------
                                                       11,348,838
                                                      -----------
            Total U.S. treasuries & federal
            agencies................................  $37,657,499
                                                      -----------
                                                      -----------
SHORT-TERM SECURITIES -- 4.0%
            REPURCHASE AGREEMENT -- 4.0%
 4,288,000  Interest in $153,141,000 joint
            repurchase agreement dated 06/30/99 with
            State Street Bank 4.800% due 07/01/99;
            maturity amount $4,288,572
            (Collateralized by $153,141,000 U.S.
            Treasury Bonds 8.125% due 05/15/21).....  $ 4,288,000
                                                      -----------
                                                      -----------

DIVERSIFICATION OF NET ASSETS:
Total asset-backed securities (cost
 $2,318,043)............................    2.1% $  2,261,839
Total commercial mortgage-backed
 securities (cost $597,108).............    0.6       582,933
Total corporate notes (cost
 $56,160,924)...........................   51.3    54,763,672
Total enhanced equipment trust
 certicates (cost $108,202).............    0.1       102,873
Total foreign/yankee bonds & notes (cost
 $4,881,190)............................    4.3     4,641,302
Total real-estate investment trust (cost
 $251,464)..............................    0.2       251,280
Total supranational (cost $878,250).....    0.8       820,049
Total U.S. treasuries & federal agencies
 (cost $38,771,243).....................   35.3    37,657,499
Total short-term securities (cost
 $4,288,000)............................    4.0     4,288,000
                                          -----  ------------
Total investment in securities (total
 cost $108,254,424).....................   98.7   105,369,447
Cash, receivables and other assets......    3.7     3,957,501
Payable for securities purchased........   (2.1)   (2,248,584)
Payable for Fund shares redeemed........   (0.2)     (228,166)
Other liabilities.......................   (0.1)      (70,660)
                                          -----  ------------
Net assets..............................  100.0% $106,779,538
                                          -----  ------------
                                          -----  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

                                                       VALUE
                                                    ------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 300,000,000 shares authorized; 10,480,564 shares
 outstanding......................................  $     10,481
Paid-in surplus...................................   110,237,002
Accumulated undistributed net investment income...        43,226
Distribution in excess of net realized gain on
 investments......................................      (626,193)
Unrealized depreciation of investments............    (2,884,978)
                                                    ------------
Net assets........................................  $106,779,538
                                                    ------------
                                                    ------------

Class A
  Net assets value per share ($56,882,791
    DIVIDED BY 5,583,812 shares outstanding)
   (125,000,000 shares authorized)................  $10.19
                                                    ------
                                                    ------
  Maximum offering price per share ($10.19
    DIVIDED BY 95.5%).............................  $10.67
                                                    ------
                                                    ------
Class B
  Net assets value per share ($21,432,844
    DIVIDED BY 2,111,071 shares outstanding)
   (75,000,000 shares authorized).................  $10.15
                                                    ------
                                                    ------
Class C
  Net assets value per share ($12,155,540
    DIVIDED BY 1,193,244 shares outstanding)
   (50,000,000 shares authorized).................  $10.19
                                                    ------
                                                    ------
  Maximum offering price per share ($10.19
    DIVIDED BY 99.0%).............................  $10.29
                                                    ------
                                                    ------
Class Y
  Net assets value per share ($16,308,363
    DIVIDED BY 1,592,437 shares outstanding)
   (50,000,000 shares authorized).................  $10.24
                                                    ------
                                                    ------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------
COMMON STOCKS -- 59.5%
             AEROSPACE & DEFENSE -- 1.6%
    130,400  AlliedSignal, Inc.......................  $  8,215,200
    169,600  United Technologies Corporation.........    12,158,200
                                                       ------------
                                                         20,373,400
                                                       ------------
             COMMUNICATIONS EQUIPMENT -- 2.7%
   *193,450  Cisco Systems, Inc......................    12,477,525
    214,000  Lucent Technologies, Inc................    14,431,625
   *112,800  Tellabs, Inc............................     7,621,050
                                                       ------------
                                                         34,530,200
                                                       ------------
             COMPUTERS & OFFICE
             EQUIPMENT -- 2.2%
    110,000  International Business Machines Corp....    14,217,516
    221,800  Xerox Corporation.......................    13,100,062
                                                       ------------
                                                         27,317,578
                                                       ------------
             CONSUMER DURABLES -- 0.6%
    141,100  Ford Motor Co...........................     7,963,331
                                                       ------------
             CONSUMER NON-DURABLES -- 0.7%
     95,900  Procter & Gamble Co.....................     8,559,075
                                                       ------------
             ELECTRONICS -- 4.5%
    236,700  General Electric Company................    26,747,100
    220,000  Intel Corporation.......................    13,090,000
   *200,000  Micron Technology, Inc..................     8,062,500
     60,000  Texas Instruments, Inc..................     8,700,000
                                                       ------------
                                                         56,599,600
                                                       ------------
             ENERGY & SERVICES -- 3.8%
    180,000  Anadarko Petroleum Corporation..........     6,626,250
    218,800  Exxon Corporation.......................    16,874,950
    120,000  Royal Dutch Petroleum...................     7,230,000
    160,000  Schlumberger Ltd........................    10,190,000
    165,800  Unocal Corporation......................     6,569,825
                                                       ------------
                                                         47,491,025
                                                       ------------
             FINANCIAL SERVICES -- 8.7%
    160,000  American General Corporation............    12,060,000
     89,750  American International Group, Inc.......    10,506,359
    350,000  Associates First Capital Corporation....    15,509,375
    292,875  Citigroup, Inc..........................    13,911,562
    240,000  Franklin Resources Corp.................     9,750,000
    197,500  Marsh & McLennan Companies, Inc.........    14,911,250
    188,000  Mellon Bank Corporation.................     6,838,500
    130,700  Merrill Lynch & Co., Inc................    10,447,831
    120,000  State Street Corporation................    10,245,000
    170,500  U.S. Bancorp............................     5,797,000
                                                       ------------
                                                        109,976,877
                                                       ------------
             FOOD, BEVERAGE & TOBACCO -- 2.0%
    250,500  Philip Morris Co., Inc..................    10,066,968
   *176,700  Safeway, Inc............................     8,746,650
     98,482  Unilever N.V. New York Shares...........     6,869,119
                                                       ------------
                                                         25,682,737
                                                       ------------
             HEALTH CARE -- 9.2%
    240,000  Abbott Laboratories.....................    10,920,000
    280,000  American Home Products Corporation......    16,100,000
    150,000  Baxter International, Inc...............     9,093,750
   *149,900  Boston Scientific Corporation...........     6,586,231
    140,000  Bristol-Myers Squibb Company............     9,861,250
    120,000  Cardinal Health, Inc....................     7,695,000

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------

            HEALTH CARE -- (CONTINUED)

    160,000  Guidant Corporation.....................  $  8,230,000
    140,000  Johnson & Johnson Co....................    13,720,000
    185,800  Merck & Co., Inc........................    13,749,200
     95,900  Pharmacia & Upjohn, Inc.................     5,448,318
    123,750  ServiceMaster Company (The).............     2,320,312
    170,400  Warner-Lambert Company..................    11,821,500
                                                       ------------
                                                        115,545,561
                                                       ------------
             INDUSTRIAL MATERIALS -- 3.0%
    140,200  Alcoa, Inc..............................     8,674,875
    100,000  du Pont (E.I.) de Nemours & Co..........     6,831,250
    147,900  Praxair, Inc............................     7,237,856
   *124,900  Sealed Air Corporation..................     8,102,887
    100,000  Weyerhaeuser Company....................     6,875,000
                                                       ------------
                                                         37,721,868
                                                       ------------
             MANUFACTURING -- 2.6%
    130,000  Caterpillar, Inc........................     7,800,000
    100,000  Corning, Inc............................     7,012,500
    100,000  Illinois Tool Works, Inc................     8,200,000
    100,000  Tyco International, Ltd.................     9,475,000
                                                       ------------
                                                         32,487,500
                                                       ------------
             MEDIA & SERVICES -- 3.0%
   *260,000  American Tower Corporation..............     6,240,000
   *260,000  AT&T Liberty Media Group - Class A......     9,555,000
   *170,000  CBS Corporation.........................     7,384,375
    210,000  Gannett Co., Inc........................    14,988,750
                                                       ------------
                                                         38,168,125
                                                       ------------
             RETAIL -- 4.9%
     86,800  CVS Corporation.........................     4,405,100
    270,000  Gap, Inc. (The).........................    13,601,250
    144,000  Home Depot, Inc. (The)..................     9,279,000
    370,000  McDonald's Corporation..................    15,285,625
   *190,000  Staples, Inc............................     5,878,125
    262,200  Wal-Mart Stores, Inc....................    12,651,150
                                                       ------------
                                                         61,100,250
                                                       ------------
             SOFTWARE & SERVICES -- 4.5%
    200,000  Automatic Data Processing, Inc..........     8,800,000
   *110,000  Computer Sciences Corp..................     7,610,625
    141,900  Electronic Data Systems Corporation.....     8,026,218
    144,500  First Data Corporation..................     7,071,468
   *280,000  Microsoft Corporation...................    25,252,500
                                                       ------------
                                                         56,760,811
                                                       ------------
             TRANSPORTATION -- 1.1%
   *106,900  AMR Corporation.........................     7,295,925
    150,000  CSX Corporation.........................     6,796,875
                                                       ------------
                                                         14,092,800
                                                       ------------
             UTILITIES -- 4.3%
     25,000  Ameritech Corporation...................     1,837,500
    244,850  AT&T Corp...............................    13,665,690
    150,000  Bell Atlantic Corporation...............     9,806,250
   *174,878  MCI WorldCom, Inc.......................    15,083,227
    240,000  SBC Communications, Inc.................    13,920,000
                                                       ------------
                                                         54,312,667
                                                       ------------
             Total common stocks.....................  $748,683,405
                                                       ------------
                                                       ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------
CORPORATE NOTES -- 9.0%
             CONSUMER NON-DURABLES -- 0.1%
$ 2,000,000  Colgate-Palmolive Company
               5.58% due 11/06/08....................  $  1,861,344
                                                       ------------
             ENERGY & SERVICES -- 0.5%
  1,000,000  Cigna Corp.
               6.375% due 01/15/06...................       955,514
  1,360,000  Conoco, Inc.
               5.90% due 04/15/04....................     1,325,205
  4,000,000  National Fuel & Gas
               6.00% due 03/01/09....................     3,719,772
    500,000  Williams Companies, Inc.
               6.50% due 11/15/02....................       494,493
                                                       ------------
                                                          6,494,984
                                                       ------------
             FINANCIAL SERVICES -- 4.7%
  2,000,000  Allmerica Financial Corp.
               7.625% due 10/15/25...................     2,003,500
  2,000,000  Allstate Corp.
               6.75% due 05/15/18....................     1,924,410
  1,420,000  Amerus Life Holdings
               6.95% due 06/15/05....................     1,364,483
  3,000,000  Apache Finance Property Limited
               7.00% due 03/15/09....................     2,931,681
  2,000,000  Associates Corp. N.A.
               6.00% due 07/15/05....................     1,918,546
    500,000  BankAmerica Corp.
               7.875% due 12/01/02...................       520,706
  2,000,000  Bayerische Landesbank NY
               5.65% due 02/01/09....................     1,831,012
  2,000,000  Becton Dickinson & Co.
               6.70% due 08/01/28....................     1,806,086
  1,260,000  Cigna Corp.
               7.40% due 05/15/07....................     1,274,545
    500,000  Finova Capital Corporation
               6.39% due 10/08/02....................       494,358
  1,000,000  First Union National Bank
               5.80% due 12/01/08....................       911,050
  1,000,000  Fleet Financial Group
               6.875% due 01/15/28...................       910,195
  3,000,000  Ford Motor Credit Co.
               6.625% due 10/01/28...................     2,717,820
  2,000,000  General Motors Acceptance Corporation
               6.75% due 05/01/28....................     1,827,858
    500,000  Heller Financial
               6.382% due 11/10/00...................       500,530
 ^2,000,000  Jackson National Life Insurance Co.
               8.15% due 03/15/27....................     2,115,208
 ^2,000,000  John Hancock 144A Surplus Notes
               7.375% due 02/15/24...................     1,979,624
  2,755,000  Key Bank N.A.
               5.80% due 04/01/04....................     2,633,722
  1,000,000  Liberty Financial Co.
               6.75% due 11/15/08....................       969,316
 ^5,000,000  Liberty Mutual Insurance
               8.20% due 05/04/07....................     5,203,035
  1,000,000  MBIA, Inc.
               7.00% due 12/15/25....................       954,282
  1,000,000  NationsBank Corp.
               7.80% due 09/15/16....................     1,034,731
 ^2,000,000  New England Mutual Life Insurance Co.
               7.875% due 02/15/24...................     2,093,826
 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------

            FINANCIAL SERVICES -- (CONTINUED)

$ 1,000,000  New York Telephone
               6.00% due 04/15/08....................  $    945,843
  2,000,000  Parker Hannifin Corp.
               5.65% due 09/15/03....................     1,920,980
 ^2,000,000  Prudential Funding Corp.
               6.75% due 09/15/23....................     1,818,732
  2,055,000  Sprint Capital Corp.
               6.125% due 11/15/08...................     1,915,157
  2,000,000  Torchmark Corp.
               8.25% due 08/15/09....................     2,081,168
  2,000,000  Toyota Motor Credit Corp.
               5.50% due 12/15/08....................     1,832,600
  2,000,000  Transamerica Financial
               6.125% due 11/01/01...................     1,983,778
 ^4,000,000  TXU Eastern Funding
               6.45% due 05/15/05....................     3,856,600
    785,000  US West Capital Funding, Inc.
               6.875% due 07/15/28...................       707,606
  3,000,000  Wachovia Corp.
               5.625% due 12/15/08...................     2,737,410
                                                       ------------
                                                         59,720,398
                                                       ------------
             FOOD, BEVERAGE & TOBACCO -- 0.2%
  2,000,000  Hershey Foods Corp.
               7.20% due 08/15/27....................     2,011,924
                                                       ------------
             HEALTH CARE -- 0.1%
 ^1,000,000  United HealthCare Corp.
               6.60% due 12/01/03....................       980,552
                                                       ------------
             INDUSTRIAL -- 1.1%
  2,000,000  American Home Products
               7.25% due 03/01/23....................     1,979,214
  1,000,000  Computer Associates International
               6.50% due 04/15/08....................       927,926
  2,000,000  Equitable Cos., Inc.
               7.00% due 04/01/28....................     1,909,618
  2,000,000  Pitney Bowes, Inc.
               5.50% due 04/15/04....................     1,934,866
  2,000,000  Rockwell International Corp.
               6.70% due 01/15/28....................     1,844,546
  2,500,000  USX Corporation
               6.65% due 02/01/06....................     2,406,830
  3,000,000  Whitman Corp.
               6.375% due 05/01/09...................     2,850,219
                                                       ------------
                                                         13,853,219
                                                       ------------
             INDUSTRIAL MATERIALS -- 1.4%
  2,000,000  Alcan Aluminum Ltd.
               7.25% due 11/01/28....................     1,903,068
  2,000,000  Archer Daniels
               8.125% due 06/01/12...................     2,170,968
  2,000,000  Danaher Corp.
               6.00% due 10/15/08....................     1,848,874
    500,000  ICI Wilmington
               6.95% due 09/15/04....................       498,811
 ^3,000,000  Monsanto Company
               6.60% due 12/01/08....................     2,666,040
  1,000,000  Praxair, Inc.
               6.15% due 04/15/03....................       973,885
 ^1,225,000  Rohm & Haas Co.
               7.40% due 07/15/09....................     1,224,706

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------

CORPORATE NOTES -- (CONTINUED)
            INDUSTRIAL MATERIALS -- (CONTINUED)

$ 4,000,000  Vulcan Materials
               5.75% due 04/01/04....................  $  3,879,640
  3,000,000  Washington Post Co.
               5.50% due 02/15/09....................     2,768,652
                                                       ------------
                                                         17,934,644
                                                       ------------
             MEDIA & SERVICES -- 0.0%
    500,000  Scripps (E.W.) Company
               6.375% due 10/15/02...................       497,658
                                                       ------------
             RETAIL -- 0.3%
  1,345,000  Dayton Hudson Corp.
               5.875% due 11/01/08...................     1,251,307
  2,000,000  Gap, Inc. (The)
               6.90% due 09/15/07....................     2,021,304
                                                       ------------
                                                          3,272,611
                                                       ------------
             UTILITIES -- 0.5%
  3,000,000  AT&T Corp.
               6.50% due 03/15/29....................     2,698,158
  4,000,000  Duke Energy Corp.
               5.375% due 01/01/09...................     3,584,552
                                                       ------------
                                                          6,282,710
                                                       ------------
             Total corporate notes...................  $112,910,044
                                                       ------------
                                                       ------------
PREFERRED STOCKS -- 0.5%
             COMMUNICATIONS EQUIPMENT -- 0.5%
     70,000  Nokia Corp. - Sponsored ADR.............  $  6,409,375
             INDUSTRIAL MATERIALS -- 0.0%
      9,400  Monsanto Company........................       377,175
                                                       ------------
             Total preferred stocks..................  $  6,786,550
                                                       ------------
                                                       ------------
U.S. TREASURIES & FEDERAL AGENCIES -- 25.7%
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
             -- 2.7%
 29,652,727  6.00% due 06/15/28 - 01/15/29...........  $ 27,792,930
  4,989,069  6.50% due 04/15/26 - 12/15/28...........     4,809,327
  1,161,592  7.00% due 07/15/23 - 04/15/26...........     1,149,820
                                                       ------------
                                                         33,752,077
                                                       ------------
             U.S. TREASURY BOND -- 3.3%
 41,500,000  6.25% due 08/15/23......................    41,538,927
                                                       ------------
             U.S. TREASURY NOTES -- 19.7%
 14,500,000  4.625% due 12/31/00.....................    14,323,288
 16,300,000  4.875% due 03/31/01.....................    16,131,914
 21,000,000  5.25% due 05/31/01......................    20,895,000
 20,000,000  5.75% due 04/30/03 - 08/15/03...........    20,009,380
 24,750,000  5.875% due 11/15/05.....................    24,734,531
 19,800,000  6.125% due 08/15/07.....................    20,016,572
 25,850,000  6.25% due 05/31/00......................    26,068,122
 24,550,000  6.375% due 08/15/02.....................    25,017,996
 25,550,000  6.5 % due 08/15/05 - 10/15/06...........    26,344,729
 30,000,000  7.25% due 05/15/04......................    31,828,140
 21,750,000  7.50% due 11/15/01 - 02/15/05...........    22,865,867
                                                       ------------
                                                        248,235,539
                                                       ------------
             Total U.S. treasuries & federal
             agencies................................  $323,526,543
                                                       ------------
                                                       ------------
 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------
SHORT-TERM SECURITIES -- 3.6%
             REPURCHASE AGREEMENT -- 3.6%
$44,836,000  Interest in $1,933,099,000 joint
             repurchase agreement dated 06/30/99 with
             State Street Bank 4.822% due 07/01/99;
             maturity amount $44,842,006
             (Collateralized by $125,000,000 U.S.
             Treasury Notes 6.625% due 05/15/07,
             $1,170,609,000 U.S. Treasury Bonds
             6.125% - 12.000% due 08/15/13 -
             11/15/27, $637,490,000 U.S. Treasury
             Strips (principal) 0.00% due 06/30/00 -
             05/15/15)...............................  $ 44,836,000
                                                       ------------
                                                       ------------

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $615,614,759)..........................   59.5% $  748,683,405
Total corporate notes (cost
 $120,097,467)..........................    9.0     112,910,044
Total preferred stocks (cost
 $5,085,663)............................    0.5       6,786,550
Total U.S. treasuries & federal agencies
 (cost $328,710,832)....................   25.7     323,526,543
Total short-term securities (cost
 $44,836,000)...........................    3.6      44,836,000
                                          -----  --------------
Total investment in securities (total
 cost $1,114,344,721)...................   98.3   1,236,742,542
Cash, receivables and other assets......    3.3      43,089,358
Payable for securities purchased........   (1.3)    (16,940,180)
Payable for Fund shares redeemed........   (0.2)     (2,674,269)
Other liabilities.......................   (0.1)       (999,404)
                                          -----  --------------
Net assets..............................  100.0% $1,259,218,047
                                          -----
                                          -----  --------------
                                                 --------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 400,000,000 shares authorized; 75,384,391 shares
 outstanding......................................  $       75,384
Paid-in surplus...................................   1,125,415,484
Distribution in excess of net investment income...         (56,848)
Accumulated undistributed net realized gain on
 investments......................................      11,386,205
Unrealized appreciation of investments............     122,397,822
                                                    --------------
Net assets........................................  $1,259,218,047
                                                    --------------
                                                    --------------

Class A
  Net assets value per share ($538,084,776
    DIVIDED BY 32,131,480 shares outstanding)
   (175,000,000 shares authorized)................  $16.75
                                                    ------
                                                    ------
  Maximum offering price per share($16.75
    DIVIDED BY 94.5%).............................  $17.72
                                                    ------
                                                    ------
Class B
  Net assets value per share ($438,636,963
    DIVIDED BY 26,416,500 shares outstanding)
   (75,000,000 shares authorized).................  $16.60
                                                    ------
                                                    ------
Class C
  Net assets value per share ($216,227,605
    DIVIDED BY 12,906,013 shares outstanding)
   (50,000,000 shares authorized).................  $16.75
                                                    ------
                                                    ------
  Maximum offering price per share ($16.75
    DIVIDED BY 99.0%).............................  $16.92
                                                    ------
                                                    ------
Class Y
  Net assets value per share ($66,268,703
    DIVIDED BY 3,930,398 shares outstanding)
   (100,000,000 shares authorized)................  $16.86
                                                    ------
                                                    ------

  *  Non-income producing during period.
  ^ Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the market value of these securities amounted to $21,938,923 or 1.74% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------
COMMON STOCKS -- 95.7%
             AEROSPACE & DEFENSE -- 4.7%
    ^36,000  Qwest Trends Trust......................  $  2,052,000
    230,900  United Technologies Corporation.........    16,552,643
                                                       ------------
                                                         18,604,643
                                                       ------------
             COMPUTERS & OFFICE
             EQUIPMENT -- 1.2%
     81,700  Xerox Corporation.......................     4,825,524
                                                       ------------
             CONSUMER DURABLES -- 1.8%
     65,500  Ford Motor Co...........................     3,696,656
     40,100  General Motors Corporation..............     2,646,600
     17,900  Newell Rubbermaid, Inc..................       832,350
                                                       ------------
                                                          7,175,606
                                                       ------------
             CONSUMER NON-DURABLES -- 3.5%
     22,300  Clorox Company (The)....................     2,381,918
     52,100  Colgate-Palmolive Company...............     5,144,875
     81,600  Kimberly-Clark Corporation..............     4,651,200
     52,300  Stanley Works (The).....................     1,683,406
                                                       ------------
                                                         13,861,399
                                                       ------------
             CONSUMER SERVICES -- 0.4%
     24,200  Eastman Kodak Company...................     1,639,550
                                                       ------------
             ELECTRONICS -- 4.0%
    142,100  General Electric Company................    16,057,300
                                                       ------------
                                                         16,057,300
                                                       ------------
             ENERGY & SERVICES -- 8.2%
     72,000  Chevron Corporation.....................     6,853,500
     37,600  Kerr-McGee Corporation..................     1,887,050
     54,000  Mobil Corporation.......................     5,346,000
    287,600  Repsol S.A. ADR.........................     5,841,875
    185,210  Sunoco, Inc.............................     5,591,026
    111,100  Total Fina S.A. ADR.....................     7,159,006
                                                       ------------
                                                         32,678,457
                                                       ------------
             FINANCIAL SERVICES -- 18.5%
     48,400  CIGNA Corporation.......................     4,307,600
    306,625  Citigroup, Inc..........................    14,564,687
     68,700  Edwards (A.G.) & Sons, Inc..............     2,215,575
     51,200  Federal National Mortgage Association...     3,500,800
     84,500  Household International, Inc............     4,003,187
     96,300  Marsh & McLennan Companies, Inc.........     7,270,650
    135,900  MBNA Corporation........................     4,161,937
     70,500  National City Corporation...............     4,617,750
    115,500  National Commerce Bancorporation........     2,526,562
    181,900  Pacific Century Financial Corporation...     3,922,218
     52,000  Peoples Bank............................     1,582,750
     98,400  Pinnacle West Capital Corporation.......     3,960,600
    234,300  U.S. Bancorp............................     7,966,200
     75,700  UnionBanCal Corporation.................     2,734,662
     46,000  Wachovia Corporation....................     3,935,875
     41,200  XI Capital Ltd. - Class A...............     2,327,800
                                                       ------------
                                                         73,598,853
                                                       ------------
             FOOD, BEVERAGE & TOBACCO -- 7.2%
     39,600  Anheuser-Busch Companies, Inc...........     2,809,125
     94,100  Flowers Industries, Inc.................     2,040,793
     64,800  Hershey Foods Corporation...............     3,847,500
    156,500  McCormick & Co., Inc....................     4,939,531
     11,400  Nabisco Group Holdings Corp.............       223,012
     99,900  Nabisco Holdings Corporation............     4,320,675
    206,900  Philip Morris Co., Inc..................     8,314,793
     74,800  Reynolds (R.J.) Tobacco Holdings,
             Inc.....................................     2,356,199
                                                       ------------
                                                         28,851,628
                                                       ------------

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------

             HEALTH CARE -- 9.0%
     61,500  Abbott Laboratories.....................  $  2,798,250
     76,800  American Home Products Corporation......     4,416,000
     27,900  AstraZeneca Group PLC...................     1,093,331
     90,500  Baxter International, Inc...............     5,486,562
     36,600  Bristol-Myers Squibb Company............     2,578,012
     37,400  Merck & Co., Inc........................     2,767,600
    148,400  Pharmacia & Upjohn, Inc.................     8,430,975
    117,700  Warner-Lambert Company..................     8,165,437
                                                       ------------
                                                         35,736,167
                                                       ------------
             INDUSTRIAL MATERIALS -- 4.5%
    119,600  Abitibi-Consolidated, Inc...............     1,360,450
     28,000  Air Products & Chemicals, Inc...........     1,127,000
     50,100  Alcoa, Inc..............................     3,099,937
     22,800  BOC Group PLC - Sponsored ADR...........       919,125
     16,400  Bowater, Inc............................       774,900
     66,700  du Pont (E.I.) de Nemours & Co..........     4,556,443
      8,700  Eastman Chemical Company................       450,225
     38,600  Temple-Inland, Inc......................     2,634,450
     31,900  Weyerhaeuser Company....................     2,193,125
     13,600  Willamette Industries, Inc..............       626,450
                                                       ------------
                                                         17,742,105
                                                       ------------
             MANUFACTURING -- 5.4%
     70,200  Caterpillar, Inc........................     4,212,000
     86,900  Corning, Inc............................     6,093,862
     53,900  Dana Corporation........................     2,482,768
     35,930  Delphi Automotive Systems Corporation...       666,956
     32,600  Eaton Corporation.......................     2,999,200
     36,400  Minnesota Mining and Manufacturing
             Company.................................     3,164,525
     47,900  New Holland N.V.........................       820,287
     31,800  Trinity Industries, Inc.................     1,065,300
                                                       ------------
                                                         21,504,898
                                                       ------------
             MEDIA & SERVICES -- 1.4%
   ^270,000  CBS Radio, Inc..........................       429,300
     70,100  Gannett Co., Inc........................     5,003,387
        466  Nielson Media Research, Inc.............        13,630
                                                       ------------
                                                          5,446,317
                                                       ------------
             REAL ESTATE -- 2.0%
     73,800  Archstone Communities Trust.............     1,618,987
     29,800  Boston Properties, Inc..................     1,069,075
     46,800  Kimco Realty Corp.......................     1,831,050
     59,300  Liberty Property Trust..................     1,475,087
     18,200  Spieker Properties, Inc. REIT...........       707,525
     41,900  Starwood Hotels & Resorts
             Worldwide, Inc..........................     1,280,568
                                                       ------------
                                                          7,982,292
                                                       ------------
             RETAIL -- 3.1%
    162,225  Intimate Brands, Inc....................     7,685,409
    112,050  May Department Stores Company...........     4,580,043
                                                       ------------
                                                         12,265,452
                                                       ------------
             SOFTWARE & SERVICES -- 0.8%
     17,000  Cabot Corp..............................       411,187
     49,200  Electronic Data Systems Corporation.....     2,782,875
                                                       ------------
                                                          3,194,062
                                                       ------------
             TRANSPORTATION -- 0.7%
     57,600  USFreightways Corporation...............     2,667,600
                                                       ------------
             UTILITIES -- 19.4%
    105,000  Ameritech Corporation...................     7,717,500
    191,550  AT&T Corp...............................    10,690,884

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------

COMMON STOCKS -- (CONTINUED)
           UTILITIES -- (CONTINUED)

    186,834  Bell Atlantic Corporation...............  $ 12,214,272
     81,200  BellSouth Corp..........................     3,806,250
     27,250  Columbia Gas System, Inc................     1,708,234
     88,300  DQE, Inc................................     3,543,037
     28,700  Duke Energy Corporation.................     1,560,562
     69,900  El Paso Energy Corporation..............     2,459,606
    136,900  Endesa S.A..............................     2,909,125
     61,600  Enron Corp..............................     5,035,800
     83,200  GPU, Inc................................     3,510,000
    *20,656  MCI WorldCom, Inc.......................     1,781,580
     22,500  Montana Power Company...................     1,586,250
     93,300  Nisource, Inc...........................     2,408,306
     62,800  Peco Energy Company.....................     2,629,750
     42,500  Powergen PLC Sponsored ADR..............     1,822,187
     68,700  SBC Communications, Inc.................     3,984,600
     53,000  Sprint Corporation (FON Group)..........     2,799,062
     42,900  Texas Utilities Company.................     1,769,625
     53,100  Unicom Corporation......................     2,047,668
     56,000  UtiliCorp United, Inc...................     1,361,500
                                                       ------------
                                                         77,345,798
                                                       ------------
             Total common stocks.....................  $381,177,651
                                                       ------------
                                                       ------------
CONVERTIBLE PREFERRED STOCKS -- 1.2%
             AEROSPACE & DEFENSE -- 0.6%
    286,500  Morgan Street...........................  $  2,542,688
             MEDIA & SERVICES -- 0.6%
     18,300  Tribune Co..............................     2,276,062
                                                       ------------
             Total convertible preferred stocks......  $  4,818,750
                                                       ------------
                                                       ------------
PREFERRED STOCKS -- 0.1%
             SOFTWARE & SERVICES -- 0.0%
        800  Microsoft Corporation...................  $     79,950
             UTILITIES -- 0.1%
      7,400  Texas Utilities Co......................       407,000
                                                       ------------
             Total preferred stocks..................  $    486,950
                                                       ------------
                                                       ------------
 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 3.3%
             REPURCHASE AGREEMENT -- 3.3%
$12,993,000  Interest in $1,933,099,000 joint
             repurchase agreement dated 06/30/99 with
             State Street Bank 4.822% due 07/01/99;
             maturity amount $12,994,740
             (Collateralized by $125,000,000 U.S.
             Treasury Notes 6.625% due 05/15/07,
             $1,170,609,000 U.S. Treasury Bonds
             6.125% - 12.000% due 08/15/13 -
             11/15/27, $637,490,000 U.S. Treasury
             Strips (principal) 0.00% due 06/30/00 -
             05/15/15)...............................  $ 12,993,000
                                                       ------------
                                                       ------------

                                                    MARKET
                                                     VALUE
                                                 -------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $333,901,053)..........................   95.7% $381,177,651
Total convertible preferred bonds (cost
 $5,283,054)............................    1.2     4,818,750
Total preferred stocks (cost
 $441,040)..............................    0.1       486,950
Total short-term securities (cost
 $12,993,000)...........................    3.3    12,993,000
                                          -----  -------------
Total investment in securities (total
 cost $352,618,147).....................  100.3   399,476,351
Cash, receivables and other assets......    1.2     4,529,834
Payable for securities purchased........   (1.3)   (5,206,318 )
Payable for Fund shares redeemed........   (0.1)     (331,189 )
Other liabilities.......................   (0.1)     (344,922 )
                                          -----  -------------
Net assets..............................  100.0% $398,123,756
                                          -----  -------------
                                          -----  -------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 300,000,000 shares authorized; 22,596,319 shares
 outstanding......................................  $     22,596
Paid-in surplus...................................   341,596,828
Distribution in excess of net investment income...    (1,021,634)
Accumulated undistributed net realized gain on
 investments......................................    10,689,229
Unrealized appreciation of investments............    46,858,126
Unrealized depreciation of option contracts
 written
 (See Note 2) O...................................       (21,389)
                                                    ------------
Net assets........................................  $398,123,756
                                                    ------------
                                                    ------------

Class A
  Net assets value per share ($225,063,078
    DIVIDED BY 12,734,654 shares outstanding)
   (125,000,000 shares authorized)................  $17.67
                                                    ------
                                                    ------
  Maximum offering price per share ($17.67
    DIVIDED BY 94.5%).............................  $18.70
                                                    ------
                                                    ------
Class B
  Net assets value per share ($123,577,121
    DIVIDED BY 7,055,026 shares outstanding)
   (75,000,000 shares authorized).................  $17.52
                                                    ------
                                                    ------
Class C
  Net assets value per share ($25,903,672
    DIVIDED BY 1,479,618 shares outstanding)
   (50,000,000 shares authorized).................  $17.51
                                                    ------
                                                    ------
  Maximum offering price per share ($17.51
    DIVIDED BY 99.0%).............................  $17.68
                                                    ------
                                                    ------
Class Y
  Net assets value per share ($23,579,885
    DIVIDED BY 1,327,021 shares outstanding)
   (50,000,000 shares authorized).................  $17.77
                                                    ------
                                                    ------

  *  Non-income producing during period.
  ^ Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the market value of these securities amounted to $2,481,300 or 0.62% of net assets.

        O OPTION CONTRACTS WRITTEN--NOTE 2--OUTSTANDING AT JUNE 30, 1999

                                NUMBER OF   EXERCISE      EXPIRATION
DESCRIPTION                     CONTRACTS     PRICE          DATE        MARKET VALUE
------------------------------  ---------   ---------   --------------   -------------
Bristol-Meyers Squibb Company       53           73          July 1999     $  (6,148)
Eastman Kodak Company               24           75          July 1999          (216)
General Electric Company            33          114          July 1999        (4,261)
General Electric Company            13          117        August 1999        (3,159)
Minnesota Mining and
 Manufacturing Company              36          100        August 1999          (792)
U.S. Bankcorp                      117           36          July 1999        (4,483)
Warner-Lambert Company             111           70        August 1999       (41,958)
                                   ---                                   -------------
Total option contracts written
 (cost ($39,629))                  387                                     $ (61,017)
                                   ---                                   -------------
                                   ---                                   -------------

The securities underlying these option contracts are included in the Fund's Statements of Net Assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

                                                           MARKET
  SHARES                                                   VALUE
-----------                                            --------------
COMMON STOCKS -- 97.6%
             AEROSPACE & DEFENSE -- 2.4%
    150,200  AlliedSignal, Inc.......................  $    9,462,600
    205,200  United Technologies Corporation.........      14,710,275
                                                       --------------
                                                           24,172,875
                                                       --------------
             COMMUNICATIONS EQUIPMENT -- 4.6%
   *286,800  Cisco Systems, Inc......................      18,498,600
    258,600  Lucent Technologies, Inc................      17,439,337
   *144,800  Tellabs, Inc............................       9,783,050
                                                       --------------
                                                           45,720,987
                                                       --------------
             COMPUTERS & OFFICE
             EQUIPMENT -- 3.7%
    150,000  International Business Machines Corp....      19,387,511
    300,000  Xerox Corporation.......................      17,718,750
                                                       --------------
                                                           37,106,261
                                                       --------------
             CONSUMER DURABLES -- 1.0%
    180,000  Ford Motor Co...........................      10,158,750
                                                       --------------
             CONSUMER NON-DURABLES -- 1.1%
    120,000  Procter & Gamble Co.....................      10,710,000
                                                       --------------
             ELECTRONICS -- 7.2%
    309,300  General Electric Company................      34,950,900
    274,600  Intel Corporation.......................      16,338,700
   *250,000  Micron Technology, Inc..................      10,078,110
     70,000  Texas Instruments, Inc..................      10,150,000
                                                       --------------
                                                           71,517,710
                                                       --------------
             ENERGY & SERVICES -- 6.7%
    227,300  Anadarko Petroleum Corporation..........       8,367,481
    271,100  Exxon Corporation.......................      20,908,587
    174,400  Royal Dutch Petroleum...................      10,507,600
    200,000  Schlumberger Ltd........................      12,737,500
    100,000  Texaco, Inc.............................       6,250,000
    193,200  Unocal Corporation......................       7,655,550
                                                       --------------
                                                           66,426,718
                                                       --------------
             FINANCIAL SERVICES -- 13.9%
    194,100  American General Corporation............      14,630,287
    116,350  American International Group, Inc.......      13,620,221
    460,000  Associates First Capital Corporation....      20,383,750
    377,598  Citigroup, Inc..........................      17,935,905
    286,500  Franklin Resources, Inc.................      11,639,062
    270,000  Marsh & McLennan Companies, Inc.........      20,385,000
    299,200  Mellon Bank Corporation.................      10,883,400
    141,400  Merrill Lynch & Co., Inc................      11,303,162
    130,800  State Street Corporation................      11,167,050
    173,700  U.S. Bancorp............................       5,905,800
                                                       --------------
                                                          137,853,637
                                                       --------------
             FOOD, BEVERAGE & TOBACCO -- 3.3%
    330,800  Philip Morris Co., Inc..................      13,294,025
   *210,000  Safeway, Inc............................      10,395,000
    127,589  Unilever N.V. New York Shares...........       8,899,332
                                                       --------------
                                                           32,588,357
                                                       --------------
             HEALTH CARE -- 15.8%
    300,300  Abbott Laboratories.....................      13,663,650
    370,000  American Home Products Corporation......      21,275,000

                                                           MARKET
  SHARES                                                   VALUE
-----------                                            --------------

           HEALTH CARE -- (CONTINUED)

    200,000  Baxter International, Inc...............  $   12,125,000
   *199,500  Boston Scientific Corporation...........       8,765,531
    190,000  Bristol-Myers Squibb Company............      13,383,125
    159,300  Cardinal Health, Inc....................      10,215,112
    220,000  Guidant Corporation.....................      11,316,250
    180,000  Johnson & Johnson Co....................      17,640,000
    242,800  Merck & Co., Inc........................      17,967,200
    171,900  Pharmacia & Upjohn, Inc.................       9,766,068
    214,150  ServiceMaster Company (The).............       4,015,312
    250,000  Warner-Lambert Company..................      17,343,750
                                                       --------------
                                                          157,475,998
                                                       --------------
             INDUSTRIAL MATERIALS -- 4.6%
    176,000  Alcoa, Inc..............................      10,890,000
    130,000  du Pont (E.I.) de Nemours & Co..........       8,880,625
    209,100  Praxair, Inc............................      10,232,831
   *140,100  Sealed Air Corporation..................       9,088,987
    100,000  Weyerhaeuser Company....................       6,875,000
                                                       --------------
                                                           45,967,443
                                                       --------------
             MANUFACTURING -- 4.2%
    160,000  Caterpillar, Inc........................       9,600,000
    170,000  Corning, Inc............................      11,921,250
    120,000  Illinois Tool Works, Inc................       9,840,000
    110,000  Tyco International, Ltd.................      10,422,500
                                                       --------------
                                                           41,783,750
                                                       --------------
             MEDIA & SERVICES -- 5.1%
   *315,000  American Tower Corporation..............       7,560,000
   *240,000  AT&T Liberty Media Group - Class A......       8,820,000
   *224,500  CBS Corporation.........................       9,751,718
    230,000  Gannett Co., Inc........................      16,416,250
    250,000  Walt Disney Company (The)...............       7,703,125
                                                       --------------
                                                           50,251,093
                                                       --------------
             RETAIL -- 8.0%
    123,000  CVS Corporation.........................       6,242,250
    287,250  Gap, Inc. (The).........................      14,470,218
    210,000  Home Depot, Inc. (The)..................      13,531,875
    450,000  McDonald's Corporation..................      18,590,625
   *270,000  Staples, Inc............................       8,353,125
    380,000  Wal-Mart Stores, Inc....................      18,335,000
                                                       --------------
                                                           79,523,093
                                                       --------------
             SOFTWARE & SERVICES -- 7.1%
    230,000  Automatic Data Processing, Inc..........      10,120,000
   *160,000  Computer Sciences Corp..................      11,070,000
    210,000  Electronic Data Systems Corporation.....      11,878,125
    178,300  First Data Corporation..................       8,725,556
   *317,800  Microsoft Corporation...................      28,661,587
                                                       --------------
                                                           70,455,268
                                                       --------------
             TRANSPORTATION -- 1.8%
   *130,200  AMR Corporation.........................       8,886,150
    190,000  CSX Corporation.........................       8,609,375
                                                       --------------
                                                           17,495,525
                                                       --------------
             UTILITIES -- 7.1%
     25,000  Ameritech Corporation...................       1,837,500

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                           MARKET
  SHARES                                                   VALUE
-----------                                            --------------

COMMON STOCKS -- (CONTINUED)
           UTILITIES -- (CONTINUED)

    280,100  AT&T Corp...............................  $   15,633,081
    166,100  Bell Atlantic Corporation...............      10,858,787
   *273,878  MCI WorldCom, Inc.......................      23,621,977
    320,000  SBC Communications, Inc.................      18,560,000
                                                       --------------
                                                           70,511,345
                                                       --------------
             Total common stocks.....................  $  969,718,810
                                                       --------------
                                                       --------------
PREFERRED STOCKS -- 1.1%
             COMMUNICATIONS EQUIPMENT -- 1.0%
    110,000  Nokia Corp. - Sponsored ADR.............      10,071,875
             INDUSTRIAL MATERIALS -- 0.1%
     12,500  Monsanto Company........................         501,562
                                                       --------------
             Total preferred stocks..................  $   10,573,437
                                                       --------------
                                                       --------------

 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 6.9%
             REPURCHASE AGREEMENT -- 6.9%
$68,914,000  Interest in $1,933,099,000 joint
             repurchase agreement dated 06/30/99 with
             State Street Bank 4.822% due 07/01/99;
             maturity amount $68,923,231
             (Collateralized by $125,000,000 U.S.
             Treasury Notes 6.625% due 05/15/07,
             $1,170,609,000 U.S. Treasury Bonds
             6.125% - 12.000% due 08/15/13 -
             11/15/27, $637,490,000 U.S. Treasury
             Strips (principal) 0.00% due 06/30/00 -
             05/15/15)...............................  $   68,914,000
                                                       --------------
                                                       --------------

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $807,465,693)..........................   97.6% $  969,718,810
Total preferred stocks (cost
 $7,900,093)............................    1.1      10,573,437
Total short-term securities (cost
 $68,914,000)...........................    6.9      68,914,000
                                          -----  --------------
Total investment in securities (total
 cost $884,279,786).....................  105.6   1,049,206,247
Cash, receivables and other assets......    4.1      40,200,624
Payable for securities purchased........   (9.5)    (93,907,883)
Payable for Fund shares redeemed........   (0.1)     (1,185,823)
Other liabilities.......................   (0.1)       (621,860)
                                          -----  --------------
Net assets..............................  100.0% $  993,691,305
                                          -----  --------------
                                          -----  --------------


                                                     MARKET
                                                     VALUE
                                                 --------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 300,000,000 shares authorized; 44,369,825 shares
 outstanding......................................  $     44,370
Paid-in surplus...................................   816,847,722
Distribution in excess of net investment income...    (1,205,744)
Accumulated undistributed net realized gain on
 investments......................................    13,078,496
Unrealized appreciation of investments............   164,926,461
                                                    ------------
Net assets........................................  $993,691,305
                                                    ------------
                                                    ------------

Class A
  Net assets value per share ($506,404,200
    DIVIDED BY 22,387,935 shares outstanding)
   (125,000,000 shares authorized)................  $22.62
                                                    ------
                                                    ------
  Maximum offering price per share ($22.62
    DIVIDED BY 94.5%).............................  $23.94
                                                    ------
                                                    ------
Class B
  Net assets value per share ($329,174,906
    DIVIDED BY 14,857,858 shares outstanding)
   (75,000,000 shares authorized).................  $22.16
                                                    ------
                                                    ------
Class C
  Net assets value per share ($148,804,167
    DIVIDED BY 6,717,587 shares outstanding)
   (50,000,000 shares authorized).................  $22.15
                                                    ------
                                                    ------
  Maximum offering price per share ($22.15
    DIVIDED BY 99.0%).............................  $22.38
                                                    ------
                                                    ------
Class Y
  Net assets value per share ($9,308,032
    DIVIDED BY 406,445 shares outstanding)
   (50,000,000 shares authorized).................  $22.90
                                                    ------
                                                    ------

  *  Non-income producing during period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------
COMMON STOCKS -- 96.1%
             AEROSPACE & DEFENSE -- 0.4%
   *216,100  Howmet International, Inc...............  $  3,714,218
                                                       ------------
             BUSINESS SERVICES -- 4.3%
   *443,600  Bright Horizons Family Solutions,
              Inc....................................     8,372,950
    550,000  Chicago Bridge & Iron Company N.V.......     7,665,625
    450,000  Comdisco, Inc...........................    11,531,250
    550,000  Manpower, Inc...........................    12,443,750
                                                       ------------
                                                         40,013,575
                                                       ------------
             COMMUNICATIONS EQUIPMENT -- 8.9%
   *350,000  Ancor Communications, Inc...............    11,331,250
   *310,900  Gilat Satellite Network.................    16,322,250
    *56,700  Network Plus Corp.......................     1,183,612
   *200,000  Oak Industries, Inc.....................     8,737,500
   *180,000  Qualcomm................................    25,830,000
    150,000  Raychem Corporation.....................     5,550,000
    380,000  Scientific-Atlanta, Inc.................    13,680,000
                                                       ------------
                                                         82,634,612
                                                       ------------
             COMPUTERS & OFFICE
             EQUIPMENT -- 4.4%
   *727,300  Concurrent Computer Corp................     4,591,081
  1,100,000  Danka Business Systems PLC..............     6,187,500
   *215,000  Global Imaging Systems, Inc.............     3,923,764
 *1,200,000  Maxtor Corporation......................     6,037,500
   *380,500  MTI Technology Corp.....................     4,970,281
   *181,500  NCR Corporation.........................     8,859,468
    *24,500  SeaChange International, Inc............       444,062
    163,500  Symbol Technologies, Inc................     6,029,062
                                                       ------------
                                                         41,042,718
                                                       ------------
             CONSUMER DURABLES -- 0.5%
   *202,700  Dollar Thrifty Automotive...............     4,712,775
                                                       ------------
             CONSUMER NON-DURABLES -- 2.1%
   *540,000  Ivex Packaging Corp.....................    11,880,000
   *110,000  Timberland Company (The)................     7,486,875
                                                       ------------
                                                         19,366,875
                                                       ------------
             CONSUMER SERVICES -- 4.2%
   *184,000  Anchor Gaming...........................     8,843,500
   *400,000  Cheesecake Factory Incorporated (The)...    12,200,000
   *378,200  Harrah's Entertainment, Inc.............     8,320,400
   *242,700  Pegasus Systems, Inc....................     9,086,081
     *7,900  Ryanair Holdings PLC - ADR..............       418,700
                                                       ------------
                                                         38,868,681
                                                       ------------
             ELECTRONICS -- 5.1%
   *300,000  Micron Technology, Inc..................    12,093,750
   *355,300  Peak International Ltd..................     2,409,378
  1,025,000  Sensormatic Electronics Corporation.....    14,285,937
    170,000  Sony Corporation........................    18,763,750
                                                       ------------
                                                         47,552,815
                                                       ------------
             ENERGY & SERVICES -- 1.2%
    100,000  Kerr-McGee Corporation..................     5,018,750
    400,000  Pennzoil-Quaker State Company...........     6,000,000
                                                       ------------
                                                         11,018,750
                                                       ------------
             FINANCIAL SERVICES -- 9.6%
    463,700  Ace Ltd.................................    13,099,525
    490,000  Annuity and Life Re (Holdings), Ltd.....    10,994,375
    300,000  Citigroup, Inc..........................    14,250,000
    450,000  Conseco, Inc............................    13,696,875
    120,600  Marshall & Ilsley Corp..................     7,763,625

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------

           FINANCIAL SERVICES -- (CONTINUED)

   *700,000  Pairgain Technologies, Inc..............  $  8,050,000
    332,900  St. Paul Companies, Inc.................    10,590,381
   *215,000  The Profit Recovery Group International,
              Inc....................................    10,172,187
                                                       ------------
                                                         88,616,968
                                                       ------------
             FOOD, BEVERAGE & TOBACCO -- 1.8%
   *835,700  General Cigar Holdings, Inc.............     6,528,906
   *400,000  United Natural Foods, Inc...............     9,900,000
                                                       ------------
                                                         16,428,906
                                                       ------------
             HEALTH CARE -- 8.5%
   *130,000  Boston Scientific Corporation...........     5,711,875
    275,000  Columbia/HCA Healthcare Corporation.....     6,273,437
   *401,000  Genzyme Corporation.....................    19,448,500
   *440,039  Genzyme Surgical Products...............     1,938,921
   *130,263  LifePoint Hospitals, Inc................     1,750,404
   *171,300  Millennium Pharmaceuticals, Inc.........     6,166,800
   *499,800  NeXstar Pharmaceuticals, Inc............     9,964,762
   *255,000  Novoste Corporation.....................     5,355,000
   *465,000  Pediatrix Medical Group, Inc............     9,881,250
    140,000  Pharmacia & Upjohn, Inc.................     7,953,750
   *426,000  Repligen Corp...........................     1,224,750
    *86,100  Rexall Sundown, Inc.....................     1,049,450
   *130,263  Triad Hospitals, Inc....................     1,758,546
                                                       ------------
                                                         78,477,445
                                                       ------------
             INDUSTRIAL MATERIALS -- 3.0%
   *500,000  Asia Pulp & Paper Company Ltd...........     4,812,500
   *341,200  Cytyc Corp..............................     6,653,400
    150,000  Engelhard Corporation...................     3,393,750
    398,700  Freeport-McMoRan Copper & Gold, Inc.....     7,151,681
   *275,500  Smurfit-Stone Container Corporation.....     5,664,968
                                                       ------------
                                                         27,676,299
                                                       ------------
             MANUFACTURING -- 5.1%
    600,000  Delphi Automotive Systems Corporation...    11,137,500
    650,000  Helix Technology Corporation............    15,559,375
   *250,000  Hexcel Corp.............................     2,531,250
   *257,400  Quintiles Transnational Corp............    10,810,800
   *225,000  Terex Corp..............................     6,848,437
                                                       ------------
                                                         46,887,362
                                                       ------------
             MEDIA & SERVICES -- 4.5%
   *450,000  Alloy Online, Inc.......................     5,146,875
    *95,000  America Online, Inc.....................    10,497,500
   *479,200  American Tower Corporation..............    11,500,800
   *181,700  Central European Media Enterprises
              Ltd....................................     1,181,050
   *180,000  Pegasus Communications Corp.............     7,098,750
    450,000  Stewart Enterprises, Inc................     6,553,125
                                                       ------------
                                                         41,978,100
                                                       ------------
             REAL ESTATE -- 2.0%
  ^*300,000  Beacon Properties Corporation...........     4,612,500
    525,000  LNR Property Corporation................    11,221,875
    100,000  Starwood Hotels & Resorts Worldwide,
              Inc....................................     3,056,250
                                                       ------------
                                                         18,890,625
                                                       ------------
             RETAIL -- 5.6%
    357,000  Intimate Brands, Inc....................    16,912,875
   *500,000  Lone Star Steakhouse & Saloon, Inc......     4,859,375
 *1,593,400  The Sports Authority, Inc...............     7,070,712
   *408,000  United Rentals (North America), Inc.....    12,036,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------

COMMON STOCKS -- (CONTINUED)
           RETAIL -- (CONTINUED)

   *225,000  Whole Foods Market, Inc.................  $ 10,814,062
                                                       ------------
                                                         51,693,024
                                                       ------------
             SOFTWARE & SERVICES -- 11.7%
    *19,600  Ariba, Inc..............................     1,906,100
   *364,500  Avant! Corporation......................     4,601,812
    300,000  First Data Corporation..................    14,681,250
   *100,000  IDT Corp................................     2,225,000
   *250,000  IMRglobal Corp..........................     4,812,500
   *215,000  Legato Systems, Inc.....................    12,416,250
   *390,000  Mobius Management Systems, Inc..........     3,217,500
   *645,000  Pegasystems, Inc........................     6,611,250
   *250,000  Policy Management Systems Corporation...     7,500,000
   *500,000  Rational Software Corporation...........    16,468,750
    *29,700  Software.com, Inc.......................       688,668
   *160,000  Sterling Commerce, Inc..................     5,840,000
   *454,300  Sterling Software, Inc..................    12,124,131
   *380,000  Unigraphics Solutions, Inc..............     7,148,750
   *480,000  Wind River Systems, Inc.................     7,710,000
                                                       ------------
                                                        107,951,961
                                                       ------------
             TRANSPORTATION -- 6.0%
   *573,800  Airtran Holdings, Inc...................     3,299,350
   *433,700  Atlas Air, Inc..........................    13,986,825
   *360,000  Jevic Transportation, Inc...............     4,995,000
    300,000  Robinson (C.H.) Worldwide, Inc..........    11,025,000
   *291,900  Swift Transportation Co., Inc...........     6,421,800
    338,500  USFreightways Corporation...............    15,676,781
                                                       ------------
                                                         55,404,756
                                                       ------------
             UTILITIES -- 5.2%
    150,000  AT&T Corp...............................     8,371,875
   *140,000  Calpine Corporation.....................     7,560,000
   *325,000  Intermedia Communications, Inc..........     9,750,000
   *694,200  Snyder Communications, Inc..............    22,735,050
                                                       ------------
                                                         48,416,925
                                                       ------------
             WASTE MANAGEMENT -- 1.8%
   *500,000  Allied Waste Industries, Inc............     9,875,000
   *740,900  Newpark Resources, Inc..................     6,575,487
                                                       ------------
                                                         16,450,487
                                                       ------------
             Total common stocks.....................  $887,797,877
                                                       ------------
                                                       ------------

 PRINCIPAL
  AMOUNT
-----------
CORPORATE BONDS -- 0.7%
             INDUSTRIAL MATERIALS -- 0.7%
$10,000,000  American Pad & Paper
               13.00% due 11/15/05...................  $  6,325,000
                                                       ------------
                                                       ------------

  SHARES
-----------
PREFERRED STOCKS -- 0.0%
             CONSUMER SERVICES -- 0.0%
  +*193,536  SGW Holdings Corporation................  $    193,536
                                                       ------------
                                                       ------------

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------
SHORT-TERM SECURITIES -- 2.3%
             REPURCHASE AGREEMENT -- 2.3%
$21,016,000  Interest in $1,933,099,000 joint
             repurchase agreement dated 06/30/99 with
             State Street Bank 4.822% due 07/01/99;
             maturity amount $21,018,815
             (Collateralized by $125,000,000 U.S.
             Treasury Notes 6.625% due 05/15/07,
             $1,170,609,000 U.S. Treasury Bonds
             6.125% - 12.000% due 08/15/13 -
             11/15/27, $637,490,000 U.S. Treasury
             Strips (principal) 0.00% due 06/30/00 -
             05/15/15................................  $ 21,016,000
                                                       ------------
                                                       ------------

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $783,497,866)..........................    96.1% $887,797,877
Total corporate bonds (cost
 $5,610,026)............................     0.7     6,325,000
Total preferred stocks (cost
 $2,000,001)............................     0.0       193,536
Total short-term securities (cost
 $21,016,000)...........................     2.3    21,016,000
                                          ------  ------------
Total investment in securities
 (total cost $812,123,893)..............    99.1   915,332,413
Cash, receivables and other assets......     2.2    22,653,895
Payable for securities purchased........    (1.2)  (11,473,486)
Payable for Fund shares redeemed........    (0.1)   (1,115,537)
Other liabilities.......................    (0.0)     (244,887)
                                          ------  ------------
Net assets..............................   100.0% $925,152,398
                                          ------  ------------
                                          ------  ------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 300,000,000 shares authorized; 35,948,278 shares
 outstanding......................................  $     35,948
Paid-in surplus...................................   714,639,582
Distribution in excess of net investment income...    (2,958,898)
Accumulated undistributed net realized gain on
 investments......................................   109,031,081
Unrealized appreciation of investments............   104,405,986
Unrealized depreciation of other assets and
 liabilities in foreign currencies................        (1,301)
                                                    ------------
Net assets........................................  $925,152,398
                                                    ------------
                                                    ------------

Class A
  Net assets value per share ($475,652,000
    DIVIDED BY 18,327,813 shares outstanding)
   (125,000,000 shares authorized)................  $25.95
                                                    ------
                                                    ------
  Maximum offering price per share ($25.95
    DIVIDED BY 94.5%).............................  $27.46
                                                    ------
                                                    ------
Class B
  Net assets value per share ($360,987,442
    DIVIDED BY 14,191,972 shares outstanding)
   (75,000,000 shares authorized).................  $25.44
                                                    ------
                                                    ------
Class C
  Net assets value per share ($48,702,090
    DIVIDED BY 1,915,677 shares outstanding)
   (50,000,000 shares authorized).................  $25.42
                                                    ------
                                                    ------
  Maximum offering price per share($25.42
    DIVIDED BY 99.0%).............................  $25.68
                                                    ------
                                                    ------
Class Y
  Net assets value per share ($39,810,866
    DIVIDED BY 1,512,816 shares outstanding)
   (50,000,000 shares authorized).................  $26.32

  *  Non-income producing during period.
  ^ Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the market value of these securities amounted to $4,612,500 or 0.5% of net assets.
  +  Restricted Security (see Note 2).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------
COMMON STOCKS -- 93.3%
             AEROSPACE & DEFENSE -- 0.8%
     42,000  Primex Technologies, Inc................  $    905,625
                                                       ------------
             BUSINESS SERVICES -- 4.1%
    *22,400  Consolidated Graphics, Inc..............     1,120,000
    *48,400  Iron Mountain, Inc......................     1,385,450
    *19,400  Lason, Inc..............................       962,725
    *37,600  Pierce Leahy Corp.......................       928,250
                                                       ------------
                                                          4,396,425
                                                       ------------
             COMMUNICATIONS EQUIPMENT -- 10.3%
    *76,400  Andrew Corporation......................     1,446,825
    *25,900  Burr-Brown Corp.........................       948,587
    *27,700  Computer Network Technology                    599,012
             Corporation.............................
    *72,800  Digital Microwave Corporation...........       928,200
    *35,600  Gilat Satellite Network.................     1,869,000
    *44,500  ICG Communications, Inc.................       951,187
    *41,700  MMC Networks, Inc.......................     1,866,075
    *40,700  Oak Industries, Inc.....................     1,778,081
    *21,400  Visual Networks, Inc....................       684,800
                                                       ------------
                                                         11,071,767
                                                       ------------
             COMPUTERS & OFFICE EQUIPMENT -- 4.7%
   *212,800  Concurrent Computer Corp................     1,343,300
     93,600  Danka Business Systems PLC..............       526,500
   *289,800  Maxtor Corporation......................     1,458,072
    *91,900  Mentor Graphics.........................     1,177,468
    *30,300  SeaChange International, Inc............       549,187
                                                       ------------
                                                          5,054,527
                                                       ------------
             CONSUMER DURABLES -- 3.0%
    *62,200  Dollar Thrifty Automotive...............     1,446,150
    *77,600  Unova, Inc..............................     1,231,900
     26,800  Valero Energy Corporation...............       574,525
                                                       ------------
                                                          3,252,575
                                                       ------------
             CONSUMER NON-DURABLES -- 2.8%
   *135,700  Ivex Packaging Corp.....................     2,985,400
                                                       ------------
             ELECTRONICS -- 14.5%
    *57,800  Amkor Technology, Inc...................       592,450
    *16,900  Applied Micro Circuits Corporation......     1,390,025
    *38,300  Cognex Corporation......................     1,208,843
    *67,100  Cypress Semiconductor Corporation.......     1,107,150
    *51,800  Electroglas, Inc........................     1,036,000
    *25,200  Flextronics International Ltd...........     1,398,600
    *60,300  GaSonics International Corporation......       844,200
     96,700  General Cable Corporation...............     1,547,200
    *56,600  Kulicke and Soffa Industries, Inc.......     1,517,587
    *17,400  Micrel, Inc.............................     1,287,600
    *29,400  Quanta Services, Inc....................     1,293,600
    *21,000  Sawtek, Inc.............................       963,375
    *38,600  The DII Group, Inc......................     1,440,262
                                                       ------------
                                                         15,626,892
                                                       ------------
             ENERGY & SERVICES -- 4.6%
    *49,800  BJ Services Company.....................     1,465,987
     17,100  Coflexip ADR............................       743,850
    *72,200  Marine Drilling Company, Inc............       988,237

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------

           ENERGY & SERVICES -- (CONTINUED)

     58,700  Pennzoil-Quaker State Company...........  $    880,500
     50,100  Pogo Producing Company..................       933,112
                                                       ------------
                                                          5,011,686
                                                       ------------
             FINANCIAL SERVICES -- 9.4%
     68,400  Annuity and Life Re (Holdings), Ltd.....     1,534,725
     41,900  Heller Financial, Inc...................     1,165,343
     36,000  Legg Mason, Inc.........................     1,386,000
    *37,000  NCO Group, Inc..........................     1,406,000
    *24,500  NextCard, Inc...........................       831,468
    *80,500  PairGain Technologies, Inc..............       925,750
      9,600  Reinsurance Group of America, Inc.......       321,600
     25,082  Reinsurance Group of America, Inc.......       884,140
      8,900  Southwest Securities Group, Inc.........       638,575
    *22,000  The Profit Recovery Group International,     1,040,875
             Inc.....................................
                                                       ------------
                                                         10,134,476
                                                       ------------
             FOOD, BEVERAGE & TOBACCO -- 1.0%
    *41,600  United Natural Foods, Inc...............     1,029,600
                                                       ------------
             HEALTH CARE -- 4.0%
    *12,600  Human Genome Sciences, Inc..............       497,700
    *82,800  NeXstar Pharmaceuticals, Inc............     1,650,825
    *30,200  Trigon Healthcare, Inc..................     1,098,525
    *64,400  Varian Semiconductor Equipment               1,094,800
             Associates, Inc.........................
                                                       ------------
                                                          4,341,850
                                                       ------------
             INDUSTRIAL MATERIALS -- 2.1%
     41,400  Minerals Technologies, Inc..............     2,310,637
                                                       ------------
             MANUFACTURING -- 2.6%
    *38,600  Covance, Inc............................       923,987
    *69,200  Quest Diagnostics, Inc..................     1,894,350
                                                       ------------
                                                          2,818,337
                                                       ------------
             MEDIA & SERVICES -- 3.2%
    *53,600  Capstar Broadcasting Corporation........     1,467,300
    *15,100  Pegasus Communications Corp.............       595,506
    *26,400  Rogers Communications, Inc..............       427,350
    *27,200  Valasis Communications, Inc.............       996,200
                                                       ------------
                                                          3,486,356
                                                       ------------
             RETAIL -- 3.6%
     *7,500  Charming Shoppes, Inc...................        45,703
     10,650  Ethan Allen Interiors, Inc..............       402,037
    *61,100  Guitar Center, Inc......................       637,731
    *58,750  Pacific Sunwear of California...........     1,432,031
    *28,900  Whole Foods Market, Inc.................     1,389,006
                                                       ------------
                                                          3,906,508
                                                       ------------
             SOFTWARE & SERVICES -- 8.7%
    *84,300  Aspen Technologies, Inc.................       990,525
    *28,000  Bisys Group, Inc. (The).................     1,638,000
    *54,200  Cognos, Inc.............................     1,178,850
    *33,100  Genesys Telecomm Labs, Inc..............       827,500
    *33,500  National Instruments Corporation........     1,352,562
    *32,300  Policy Management Systems Corporation...       969,000
    *32,500  Sterling Software, Inc..................       867,343

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------

COMMON STOCKS -- (CONTINUED)
           SOFTWARE & SERVICES -- (CONTINUED)

    *56,100  TSI International Software Ltd..........  $  1,591,837
                                                       ------------
                                                          9,415,617
             TRANSPORTATION -- 5.6%
    *58,350  Atlas Air, Inc..........................     1,881,787
     42,200  Robinson (C.H.) Worldwide, Inc..........     1,550,850
    *66,550  Swift Transportation Co., Inc...........     1,464,100
     26,000  USFreightways Corporation...............     1,204,125
                                                       ------------
                                                          6,100,862
                                                       ------------
             UTILITIES -- 8.2%
   *194,400  Advanced Fibre Communications...........     3,037,500
    *81,200  Intermedia Communications, Inc..........     2,436,000
    *47,900  Primus Telecommunications Group, Inc....     1,074,755
    *42,000  Viatel, Inc.............................     2,357,250
                                                       ------------
                                                          8,905,505
                                                       ------------
             Total common stocks.....................  $100,754,645
                                                       ------------
                                                       ------------
PREFERRED STOCKS -- 0.0%
             CONSUMER SERVICES -- 0.0%
    +*8,612  SGW Holdings Corporation................         8,612
                                                       ------------
             Total preferred stocks..................  $      8,612
                                                       ------------
                                                       ------------

 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 10.1%
             REPURCHASE AGREEMENT -- 10.1%
$10,868,000  Interest in $1,933,099,000 joint          $ 10,868,000
             repurchase agreement dated 06/30/99 with
             State Street Bank 4.822% due 07/01/99;
             maturity amount $10,869,456
             (Collateralized by $125,000,000 U.S.
             Treasury Notes 6.625% due 05/15/07,
             $1,170,609,000 U.S. Treasury Bonds
             6.125% - 12.000% due 08/15/13 -
             11/15/27, $637,490,000 U.S. Treasury
             Strips (principal) 0.00% due 06/30/00 -
             05/15/15................................
                                                       ------------
                                                       ------------

                                                    MARKET
                                                    VALUE
                                                 ------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $87,845,897)...........................   93.3% $100,754,645
Total preferred stocks (cost $88,996)...    0.0         8,612
Total short-term securities (cost
 $10,868,000)...........................   10.1    10,868,000
                                          -----  ------------
Total investment in securities (total
 cost $98,802,893)......................  103.4   111,631,257
Cash, receivables and other assets......    2.3     2,486,928
Payable for securities purchased........   (5.3)   (5,744,120)
Payable for Fund shares redeemed........   (0.3)     (344,611)
Other liabilities.......................   (0.1)      (28,999)
                                          -----  ------------
Net assets..............................  100.0% $108,000,455
                                          -----  ------------
                                          -----  ------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 300,000,000 shares authorized; 6,713,388 shares
 outstanding......................................  $      6,713
Paid-in surplus...................................    84,230,609
Distribution in excess of net investment income...      (442,662)
Accumulated undistributed net realized gain on
 investments......................................    11,377,432
Unrealized appreciation of investments............    12,828,362
                                                    ------------
Net assets........................................  $108,000,455
                                                    ------------
                                                    ------------

Class A
  Net assets value per share ($52,935,480
    DIVIDED BY 3,275,187 shares outstanding)
   (125,000,000 shares authorized)................  $16.16
                                                    ------
                                                    ------
  Maximum offering price per share ($16.16
    DIVIDED BY 94.5%).............................  $17.10
                                                    ------
                                                    ------
Class B
  Net assets value per share ($26,603,589
    DIVIDED BY 1,680,014 shares outstanding)
   (75,000,000 shares authorized).................  $15.84
                                                    ------
                                                    ------
Class C
  Net assets value per share ($10,215,278
    DIVIDED BY 645,107 shares outstanding)
   (50,000,000 shares authorized).................  $15.84
                                                    ------
                                                    ------
  Maximum offering price per share ($15.84
    DIVIDED BY 99.0%).............................  $16.00
                                                    ------
                                                    ------
Class Y
  Net assets value per share ($18,246,108
    DIVIDED BY 1,113,080 shares outstanding)
   (50,000,000 shares authorized).................  $16.39
                                                    ------
                                                    ------

  *  Non-income producing during period.
  +  Restricted Security (see Note 2).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS -- 88.7%
            AUSTRALIAN -- 2.8%
    71,186  Australia & New Zealand Banking           $   523,451
            (Financial Services)....................
    52,211  Broken Hill Proprietary Co. (Industrial       604,792
            Materials)..............................
    44,939  News Corp., Ltd. (Media & Services).....      383,427
   259,855  Pasminco Ltd. (Industrial Materials)....      286,902
   *41,498  Telstra Corporation Ltd. (Utilities)....      237,794
                                                      -----------
                                                        2,036,366
                                                      -----------
            BRAZIL -- 1.0%
    10,900  Embratel Participacoes S.A.                   151,237
            (Utilities).............................
 1,505,700  Petroleo Brasileiro S.A. (Energy &            231,848
            Services)...............................
    *2,400  Telebras-sponsored ADR (Utilities)......          150
     2,400  Telecomunicacoes Brasileiras S.A.             216,450
            (Utilities).............................
     5,800  Telesp Participacoes S.A. (Utilities)...      132,675
                                                      -----------
                                                          732,360
                                                      -----------
            CANADA -- 2.4%
    21,700  Alcan Aluminum Ltd. (Industrial               687,633
            Materials)..............................
    18,500  Canadian Imperial Bank of Commerce            438,735
            (Financial Services)....................
     6,000  Canadian National Railway Company             402,000
            (Transportation)........................
    *7,000  Newbridge Networks Corp. (Communications      198,642
            Equipment)..............................
                                                      -----------
                                                        1,727,010
                                                      -----------
            CHINA -- 2.1%
   *59,000  Cheung Kong Holdings Ltd. (Business           524,707
            Services)...............................
    *3,400  China Telecom (Hong Kong) Ltd. (Media &       193,800
            Services)...............................
   *34,200  China Telecom (Hong Kong) Ltd. (Media &        94,992
            Services)...............................
    59,000  New World Development (Real Estate).....      176,803
    30,000  Oversea-Chinese Banking Corp., Ltd.           250,224
            (Financial Services)....................
    35,000  Overseas Union Bank - Foreign (Financial      168,578
            Services)...............................
    11,000  Sun Hung Kai Properties (Real Estate)...      100,307
                                                      -----------
                                                        1,509,411
                                                      -----------
            DENMARK -- 0.6%
     6,830  Unidanmark A/S - A Shares (Financial          455,853
            Services)...............................
                                                      -----------
            FINLAND -- 2.1%
    13,845  Nokia Oy (Communications Equipment).....    1,213,626
    12,200  UPM-Kymmene Oyj (Industrial                   349,766
            Materials)..............................
                                                      -----------
                                                        1,563,392
                                                      -----------
            FRANCE -- 12.5%
     5,100  Accor S.A. (Consumer Services)..........    1,280,685
     2,550  Alcatel (Communications Equipment)......      358,960
     6,200  Alstom (Manufacturing)..................      195,013
     4,850  Axa (Financial Services)................      591,697
     5,105  Banque National de Paris (Financial           425,383
            Services)...............................
     2,010  Casino Guichard-Perrachon S.A.                176,192
            (Retail)................................

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

          FRANCE -- (CONTINUED)

     4,000  Compagnie de Saint-Gobain S.A.            $   637,326
            (Industrial Materials)..................
     8,470  Compagnie Financiere de Paribas               949,480
            (Financial Services)....................
     4,240  Elf Aquitaine (Energy & Services).......      622,220
    13,400  Michelin - Class B (Consumer                  548,201
            Durables)...............................
     3,700  Societe Generale - Class A (Financial         652,104
            Services)...............................
     4,950  Suez Lyonnaise des Eaux (Utilities).....      892,828
     7,920  Total S.A. - B Shares (Energy &             1,021,776
            Services)...............................
     9,760  Vivendi (Utilities).....................      790,622
                                                      -----------
                                                        9,142,487
                                                      -----------
            GERMANY -- 9.3%
     1,540  Allianz AG (Financial Services).........      430,391
    19,230  Bayer AG (Health Care)..................      800,195
     8,300  DaimlerChrysler AG (Consumer Durables)..      724,994
     6,100  Deutsche Bank AG (Financial Services)...      371,783
    17,530  Hoechst AG (Health Care)................      790,017
     7,904  Mannesmann AG (Media & Services)........    1,181,920
     3,100  Muenchener                                    584,081
            Rueckversicherungs-Gesellschaft AG
            (Financial Services)....................
    15,720  Siemens AG (Electronics)................    1,212,627
    12,300  Veba AG (Utilities).....................      725,561
                                                      -----------
                                                        6,821,569
                                                      -----------
            INDIA -- 0.2%
   289,200  Companhia Cervejaria Brahma (Food,            159,261
            Beverage & Tobacco).....................
                                                      -----------
            INDONESIA -- 0.3%
   *24,300  Asia Pulp & Paper Company Ltd.                233,887
            (Industrial Materials)..................
                                                      -----------
            IRELAND -- 1.0%
    53,540  Allied Irish Banks PLC (Financial             703,855
            Services)...............................
                                                      -----------
            ITALY -- 1.6%
    90,788  Telecom Italia S.p.A (Utilities)........      943,761
    52,600  Unicredito Italiano S.p.A. (Financial         231,083
            Services)...............................
                                                      -----------
                                                        1,174,844
                                                      -----------
            JAPAN -- 16.8%
     2,000  Advantest Corporation (Electronics).....      219,769
    31,000  Bank of Toyko-Mitsubishi Ltd. (Financial      441,297
            Services)...............................
    10,000  Bridgestone Corp. (Consumer Durables)...      302,388
    34,000  Dai Nippon Printing Co. (Media &              543,556
            Services)...............................
    10,000  Eisai Co., Ltd. (Health Care)...........      197,048
     5,000  Fuji Machine Manufacturing Co.                154,086
            (Manufacturing).........................
    22,000  Fujisawa Pharmaceutical (Health Care)...      358,074
    16,000  Fujitsu Limited (Electronics)...........      321,887
    56,000  Hitachi Ltd. (Electronics)..............      525,132
    11,000  Kao Corporation (Consumer                     308,998
            Non-Durables)...........................
     2,000  Mabuchi Motor Co., Ltd. (Electronics)...      185,894
     9,000  Matsumotokiyoshi (Retail)...............      539,095
     3,000  Matsushita Communication Industrial Co.,      214,398
            Ltd. (Communications Equipment).........

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

COMMON STOCKS -- (CONTINUED)
          JAPAN -- (CONTINUED)

    13,000  Matsushita Electric Industrial Co.        $   252,403
            (Communications Equipment)..............
    48,000  Nikko Securities Co. (Financial               309,725
            Services)...............................
       710  Nippon Telegraph & Telephone Corp.            827,108
            (Utilities).............................
        60  NTT Mobile Communication Network, Inc.         81,298
            (Media & Services)......................
       240  Ntt Mobile New (Media & Services).......      321,226
    52,000  Olympus Optical Co., Ltd. (Health             768,596
            Care)...................................
     2,000  Rohm Company Ltd. (Electronics).........      313,129
    34,000  Sharp Corporation (Computers & Office         401,698
            Equipment)..............................
     1,100  Softbank Corp. (Software & Services)....      222,751
    12,000  Sony Corporation (Media & Services).....    1,293,828
    15,000  Takeda Chemical Industries Ltd. (Health       695,246
            Care)...................................
    11,000  Takefuji Corp. (Financial Services).....    1,136,932
    20,000  Tokyo Style Co. (Consumer                     214,811
            Non-Durables)...........................
   117,000  Toshiba Corporation (Computers & Office       834,221
            Equipment)..............................
     8,000  Yamanouchi Pharmaceuticals Co., Ltd.          306,024
            (Health Care)...........................
                                                      -----------
                                                       12,290,618
                                                      -----------
            MEXICO -- 0.8%
     2,600  Femsa S.A. ADR (Food, Beverage &              103,675
            Tobacco)................................
     4,500  Grupo Televisa S.A. (Media &                  201,656
            Services)...............................
     5,400  Panamerican Beverages, Inc. (Food,            128,587
            Beverage & Tobacco).....................
     2,000  Telefonos de Mexico S.A. ADR                  161,625
            (Utilities).............................
                                                      -----------
                                                          595,543
                                                      -----------
            NETHERLANDS -- 7.0%
    17,566  ING Groep N.V. (Financial Services).....      951,054
    18,838  Koninklijke Ahold N.V. (Retail).........      648,865
     7,715  Koninklijke KPN N.V. (Utilities)........      362,009
   *13,340  Koninklijke Philips Electronics N.V.        1,315,873
            (Electronics)...........................
     7,400  Royal Dutch Petroleum Company (Energy &       433,464
            Services)...............................
   *14,400  Unilever N.V. (Consumer Non-Durables)...       77,221
    20,057  Unilever N.V. CVA (Consumer Non-            1,351,723
            Durables)...............................
                                                      -----------
                                                        5,140,209
                                                      -----------
            NEW ZEALAND -- 0.3%
     6,800  Telecom Corporation (Utilities).........      237,575
                                                      -----------
            PHILLIPINES -- 0.1%
    11,000  Metropolitan Bank & Trust (Financial          109,858
            Services)...............................
                                                      -----------
            SPAIN -- 4.0%
     9,200  Banco Popular Espanol (Financial              661,767
            Services)...............................
    34,300  ENDESA - Empresa Nacional de                  731,505
            Electricidad S.A. (Utilities)...........
    19,900  Repsol S.A. (Energy & Services).........      406,341
                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

          SPAIN -- (CONTINUED)

     2,668  Telefonica S.A. (Utilities).............  $   128,519
     7,046  Telefonica S.A. (Utilities).............    1,036,569
                                                      -----------
                                                        2,964,701
                                                      -----------
            SWEDEN -- 1.7%
   *10,840  Hennes & Mauritz (Retail)...............      267,756
    64,800  Nordbanken Holding AB (Financial              378,811
            Services)...............................
    18,170  Telefonaktiebolaget LM Ericsson               582,389
            (Ericsson AB) (Communications
            Equipment)..............................
                                                      -----------
                                                        1,228,956
                                                      -----------
            SWITZERLAND -- 5.5%
       170  Alusuisse Lonza Group AG (Industrial          198,148
            Materials)..............................
     4,380  Credit Suisse Group (Financial                757,897
            Services)...............................
       285  Holderbank Financiere Glarus AG (Bearer)      336,407
            (Industrial Materials)..................
       697  Nestle S.A. (Food, Beverage &               1,255,827
            Tobacco)................................
       420  Novartis (Health Care)..................      613,280
        40  Roche Holdings AG Genusss (Health             411,169
            Care)...................................
     1,230  Swisscom AG (Utilities).................      462,855
                                                      -----------
                                                        4,035,583
                                                      -----------
            THAILAND -- 0.2%
   279,500  Siam Commercial Warrants (Financial           180,022
            Services)...............................
                                                      -----------
            UNITED KINGDOM -- 15.1%
    20,800  Barclays PLC (Financial Services).......      606,232
    25,300  British Airways PLC (Consumer                 173,978
            Services)...............................
    92,432  British Petroleum Co., PLC (Energy &        1,655,158
            Services)...............................
    21,372  British Telecommunications PLC                357,100
            (Utilities).............................
   *70,819  Cadbury Schweppes PLC (Food, Beverage &       452,109
            Tobacco)................................
    33,888  Diageo PLC (Food, Beverage & Tobacco)...      353,090
    17,247  Granada Group PLC (Consumer Services)...      321,887
    10,600  HSBC Holdings PLC (Financial                  375,947
            Services)...............................
    43,700  Imperial Chemical Industries PLC              431,904
            (Industrial Materials)..................
   135,800  Invensys PLC (Electronics)..............      643,254
    41,800  National Westminster Bank PLC (Financial      885,552
            Services)...............................
    32,900  Prudential Corporation PLC (Financial         486,967
            Services)...............................
    20,100  Reed International PLC (Media &               135,130
            Services)...............................
    50,800  Scottish Power PLC (Utilities)..........      439,617
    91,502  Smith & Nephew PLC (Health Care)........      278,012
   161,347  SmithKline Beecham PLC (Health Care)....    2,094,418
   ^*8,300  South African Breweries PLC (Food,             71,173
            Beverage & Tobacco).....................
    67,004  Vodafone Group PLC (Media & Services)...    1,324,454
                                                      -----------
                                                       11,085,982
                                                      -----------
            UNITED STATES OF AMERICA -- 1.1%
    14,850  Pharmacia & Upjohn (Health Care)........      820,949
            Total common stocks.....................  $64,950,291
                                                      -----------
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------
U.S. TREASURIES & FEDERAL AGENCIES -- 0.2%
            U.S. TREASURY BILLS -- 0.2%
$   50,000  4.175% due 07/08/99.....................  $    49,959
    75,000  4.26% due 07/08/99......................       74,937
    25,000  4.29% due 07/08/99......................       24,979
                                                      -----------
            Total U.S. treasuries & federal           $   149,875
            agencies................................
                                                      -----------
                                                      -----------
SHORT-TERM SECURITIES -- 8.4%
            REPURCHASE AGREEMENT -- 8.4%
 6,158,000  Interest in $1,933,099,000 joint          $ 6,158,000
            repurchase agreement dated 06/30/99 with
            State Street Bank 4.822% due 07/01/99;
            maturity amount $6,158,825
            (Collateralized by $125,000,000 U.S.
            Treasury Notes 6.625% due 05/15/07,
            $1,170,609,000 U.S. Treasury Bonds
            6.125% - 12.000% due 08/15/13 -
            11/15/27, $637,490,000 U.S. Treasury
            Strips (principal) 0.00% due 06/30/00 -
            05/15/15)...............................
                                                      -----------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 300,000,000 shares authorized; 5,607,609 shares
 outstanding......................................  $     5,608
Paid-in surplus...................................   64,873,745
Accumulated undistributed net investment income...      212,130
Accumulated undistributed net realized gain on
 investments......................................    2,745,593
Unrealized appreciation of investments............    5,435,709
Unrealized appreciation of futures contracts -....          719
Unrealized depreciation of forward foreign
 currency contracts (See Note 2) o................       (8,753)
Unrealized depreciation of other assets and
 liabilities in foreign currencies................      (23,430)
                                                    -----------
Net assets........................................  $73,241,321
                                                    -----------
                                                    -----------

Class A
  Net assets value per share ($39,586,796
    DIVIDED BY 3,024,108 shares outstanding)
   (125,000,000 shares authorized)................  $13.09
                                                    ------
                                                    ------
  Maximum offering price per share ($13.09
    DIVIDED BY 94.5%).............................  $13.85
                                                    ------
                                                    ------
Class B
  Net assets value per share ($13,969,515
    DIVIDED BY 1,084,503 shares outstanding)
   (75,000,000 shares authorized).................  $12.88
                                                    ------
                                                    ------
Class C
  Net assets value per share ($3,860,632
    DIVIDED BY 300,069 shares outstanding)
   (50,000,000 shares authorized).................  $12.87
                                                    ------
                                                    ------
  Maximum offering price per share ($12.87
    DIVIDED BY 99.0%).............................  $13.00
                                                    ------
                                                    ------
Class Y
  Net assets value per share ($15,824,378
    DIVIDED BY 1,198,929 shares outstanding)
   (50,000,000 shares authorized).................  $13.20
                                                    ------
                                                    ------

                                                      MARKET
                                                       VALUE
                                                    -----------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investments in securities, at value (total cost
 $65,822,456) - see accompanying portfolio........  $71,258,166
Receivable for Investment securities sold.........    2,925,864
Receivable for Fund shares sold...................      434,968
Receivable for dividends and interest.............      537,802
Cash and other assets.............................          181
                                                    -----------
TOTAL ASSETS......................................  $75,156,981
                                                    -----------

LIABILITIES
Payables:
Investment securities purchased...................  $ 1,676,818
Fund shares redeemed..............................      143,924
Other accrued expenses............................       94,918
                                                    -----------
TOTAL LIABILITIES.................................    1,915,660
                                                    -----------
NET ASSETS, AT VALUE..............................  $73,241,321
                                                    -----------
                                                    -----------

DIVERSIFICATION BY INDUSTRY:
Business Services.......................    0.7% $   524,707
Communications Equipment................    3.9    2,820,418
Computers & Office Equipment............    1.7    1,235,919
Consumer Durables.......................    2.4    1,749,561
Consumer Non-Durables...................    2.7    1,952,753
Consumer Services.......................    2.2    1,602,572
Electronics.............................    6.5    4,737,565
Energy & Services.......................    6.0    4,370,807
Financial Services......................   19.2   14,058,759
Food, Beverage & Tobacco................    3.4    2,523,722
Health Care.............................   11.1    8,133,028
Industrial Materials....................    5.1    3,766,765
Manufacturing...........................    0.5      349,099
Media & Services........................    7.9    5,755,287
Real Estate.............................    0.4      277,110
Retail..................................    2.2    1,631,908
Software & Services.....................    0.3      222,751
Transportation..........................    0.5      402,000
Utilities...............................   12.1    8,835,560
                                          -----  -----------
Total common stocks.....................   88.7% $64,950,291
                                          -----  -----------
                                          -----  -----------

  *  Non-income producing during period.
  ^ Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the market value of these securities amounted to $71,173 or 0.10% of net assets.
  - The fund had 4 September ASX ALL ORDS Index futures contracts and 14 July OMX Index futures contracts open as of June 30, 1999. These contracts had a market value of $333,310 as of June 30, 1999 and are collateralized by various U.S. Treasury obligations having a market value of $149,875.

       o FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 1999

                                    TOTAL        AGGREGATE    DELIVERY      UNREALIZED
DESCRIPTION                     MARKET VALUE    FACE VALUE      DATE      (DEPRECATION)
------------------------------  -------------   -----------   ---------   --------------
Australian Dollars (Buy)           $ 98,049       $ 97,919    09/30/99       $    130
British Pounds (Buy)                613,903        619,490    09/17/99         (5,587)
British Pounds (Sell)               613,664        614,879    09/17/99          1,215
EURO Dollars (Buy)                  320,061        323,520    09/17/99         (3,459)
EURO Dollars (Sell)                 141,403        141,694    09/17/99            291
Swedish Krona (Buy)                 138,532        139,875    07/23/99         (1,343)
                                                                          --------------
                                                                             $ (8,753)
                                                                          --------------
                                                                          --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS -- 97.3%
            AEROSPACE & DEFENSE -- 0.8%
   *37,980  Loral Space & Communications............  $   683,640
                                                      -----------
            BUSINESS SERVICES -- 9.5%
   *56,050  Iron Mountain, Inc......................    1,604,431
    83,900  Manpower, Inc...........................    1,898,237
   *43,500  Pierce Leahy Corp.......................    1,073,906
    44,000  Viad Corp...............................    1,361,250
   *17,300  Waters Corp.............................      919,062
    31,300  Young & Rubicam, Inc....................    1,422,193
                                                      -----------
                                                        8,279,079
                                                      -----------
            COMMUNICATIONS EQUIPMENT -- 2.9%
   *19,400  ADC Telecommunications, Inc.............      883,912
    *4,200  Exodus Communications, Inc..............      503,737
      *800  Juniper Networks, Inc...................      119,200
    *7,100  Qualcomm................................    1,018,850
                                                      -----------
                                                        2,525,699
                                                      -----------
            COMPUTERS & OFFICE
            EQUIPMENT -- 8.9%
   *22,600  Affiliated Computer Services, Inc.......    1,144,144
   *19,200  ASM Lithography Holding N.V.............    1,140,000
    *7,100  Lexmark International Group, Inc........      469,043
   *14,200  NCR Corporation.........................      693,137
    67,600  Steelcase, Inc..........................    1,352,000
    14,700  Symbol Technologies, Inc................      542,062
   *44,400  Unisys Corporation......................    1,728,825
   *13,100  Xilinx, Inc.............................      749,975
                                                      -----------
                                                        7,819,186
                                                      -----------
            CONSUMER DURABLES -- 2.5%
    17,855  Hertz Corporation.......................    1,107,010
   *68,400  Unova, Inc..............................    1,085,850
                                                      -----------
                                                        2,192,860
                                                      -----------
            CONSUMER NON-DURABLES -- 3.6%
    14,400  Avon Products, Inc......................      799,200
    19,000  Black & Decker Corporation..............    1,199,375
    56,300  Miller (Herman), Inc....................    1,182,300
                                                      -----------
                                                        3,180,875
                                                      -----------
            CONSUMER SERVICES -- 5.0%
    20,975  Galileo International, Inc..............    1,120,851
   *31,800  ITT Educational Services, Inc...........      828,787
   *53,900  Mirage Resorts, Inc.....................      902,825
   *22,400  Ryanair Holdings PLC - ADR..............    1,187,200
    *9,200  Starbucks Corporation...................      345,575
                                                      -----------
                                                        4,385,238
                                                      -----------
            ELECTRONICS -- 8.4%
   *35,220  Analog Devices, Inc.....................    1,767,603
   *18,900  Flextronics International Ltd...........    1,048,950
     8,700  Linear Technology Corporation...........      585,075
    *9,600  Maxim Integrated Products, Inc..........      638,400
   *28,600  Micron Technology, Inc..................    1,152,937
   *11,000  Sanmina Corporation.....................      834,625
   *18,900  Teradyne, Inc...........................    1,356,075
                                                      -----------
                                                        7,383,665
                                                      -----------

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

            ENERGY & SERVICES -- 1.1%
    25,800  Anadarko Petroleum Corporation..........  $   949,762
                                                      -----------
            FINANCIAL SERVICES -- 15.5%
    26,535  Ace Ltd.................................      749,613
    29,990  City National Corporation...............    1,122,750
    34,070  Franklin Resources, Corp................    1,384,093
    31,500  Heller Financial, Inc...................      876,093
    23,440  Legg Mason, Inc.........................      902,440
    22,000  Lincoln National Corporation............    1,150,875
    24,000  MBIA, Inc...............................    1,554,000
    17,687  Old Kent Financial Corporation..........      740,649
   *10,600  Sabre Group Holdings....................      728,750
    13,000  SAFECO Corp.............................      573,625
     7,850  State Street Corporation................      670,193
    26,100  Summit Bancorp..........................    1,091,306
    28,200  UnionBanCal Corporation.................    1,018,725
    18,300  Unum Corporation........................    1,001,925
                                                      -----------
                                                       13,565,037
                                                      -----------
            FOOD, BEVERAGE & TOBACCO -- 1.0%
   *28,500  Keebler Foods Company...................      865,687
                                                      -----------
            HEALTH CARE -- 5.8%
   *17,400  Forest Laboratories, Inc................      804,750
   *26,070  Human Genome Sciences, Inc..............    1,029,765
    *9,300  Immunex Corporation.....................    1,185,168
     8,350  Pe Corporation-Pe Biosystems Group......      958,162
    59,200  ServiceMaster Company (The).............    1,110,000
                                                      -----------
                                                        5,087,845
                                                      -----------
            INDUSTRIAL MATERIALS -- 4.1%
    96,700  Abitibi-Consolidated, Inc...............    1,099,962
    13,600  Phelps Dodge Corporation................      842,350
   *25,000  Sealed Air Corporation..................    1,621,875
                                                      -----------
                                                        3,564,187
                                                      -----------
            MANUFACTURING -- 4.4%
   *69,450  Covance, Inc............................    1,662,459
   *24,000  Quintiles Transnational Corp............    1,008,000
    33,400  Weatherford International...............    1,223,275
                                                      -----------
                                                        3,893,734
                                                      -----------
            MEDIA & SERVICES -- 7.7%
   *87,525  American Tower Corporation..............    2,100,600
   *21,700  Donotuse - Chancellor Media Corp........    1,196,212
    *4,200  Echostar Communications Corporation.....      644,437
   *20,000  Lamar Advertising Company...............      818,750
   *19,690  Outdoor Systems, Inc....................      718,685
    12,100  Scripps (E.W.) Co.......................      575,506
   *10,900  Univision Communications, Inc...........      719,400
                                                      -----------
                                                        6,773,590
                                                      -----------
            RETAIL -- 6.5%
    14,800  Circuit City Stores, Inc................    1,376,400
    57,450  Dollar General Corporation..............    1,666,050
    44,700  Family Dollar Stores, Inc...............    1,072,800
    34,020  Intimate Brands, Inc....................    1,611,697
                                                      -----------
                                                        5,726,947
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

COMMON STOCKS -- (CONTINUED)

            SOFTWARE & SERVICES -- 5.5%
      *900  Ariba, Inc..............................  $    87,525
   *10,440  Bisys Group, Inc. (The).................      610,740
   *35,860  Ceridan Corporation.....................    1,172,173
    22,000  First Data Corporation..................    1,076,625
   *15,540  Policy Management Systems Corporation...      466,200
   *13,100  Rational Software Corporation...........      431,481
   *14,300  Siebel Systems, Inc.....................      949,162
                                                      -----------
                                                        4,793,906
                                                      -----------
            TRANSPORTATION -- 0.6%
    16,370  Southwest Airlines Co...................      509,516
                                                      -----------
            UTILITIES -- 3.4%
   *23,400  Intermedia Communications, Inc..........      702,000
   *23,800  McLeodUSA Incorporated..................    1,309,000
   *22,900  Smith International, Inc................      994,718
                                                      -----------
                                                        3,005,718
                                                      -----------
            Total common stocks.....................  $85,186,171
                                                      -----------
                                                      -----------

PRINCIPAL
  AMOUNT
----------
SHORT-TERM SECURITIES -- 7.0%
            REPURCHASE AGREEMENT -- 7.0%
$6,145,000  Interest in 1,933,099,000 joint
            repurchase agreement dated 06/30/99 with
            State Street Bank 4.822% due 07/01/99;
            maturity amount $6,145,823
            (Collateralized by $125,000,000 U.S.
            Treasury Notes 6.625% due 05/15/07,
            $1,170,609,000 U.S. Treasury Bonds
            6.125% - 12.000% due 08/15/13 -
            11/15/27, $637,490,000 U.S. Treasury
            Strips (principal) 0.00% due 06/30/00 -
            05/15/15................................  $ 6,145,000
                                                      -----------
                                                      -----------

                                                     MARKET
                                                     VALUE
                                                  ------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $73,354,805)...........................    97.3% $ 85,186,171
Total short term securities (cost
 $6,145,000)............................     7.0     6,145,000
                                          ------  ------------
Total investment in securities
 (total cost $79,499,805)...............   104.3    91,331,171
Cash, receivables and other assets......     2.2     1,948,030
Payable for securities purchased........    (6.3)   (5,521,605)
Payable for Fund shares redeemed........    (0.2)     (195,340)
                                          ------  ------------
Net assets..............................   100.0% $ 87,562,256
                                          ------  ------------
                                          ------  ------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value 0.001 per share;
 300,000,000 shares authorized; 5,782,310 shares
 outstanding......................................  $      5,782
Paid-in surplus...................................    70,472,870
Distribution in excess of net investment income...      (260,951)
Accumulated undistributed net realized gain on
 investments......................................     5,513,189
Unrealized appreciation of investments............    11,831,366
                                                    ------------
Net assets........................................  $ 87,562,256
                                                    ------------
                                                    ------------

Class A
  Net assets value per share ($49,833,916
    DIVIDED BY 3,281,946 shares outstanding)
   (125,000,000 shares authorized)................  $15.18
                                                    ------
                                                    ------
  Maximum offering price per share ($15.18
    DIVIDED BY 94.5%).............................  $16.07
                                                    ------
                                                    ------
Class B
  Net assets value per share ($18,086,102
    DIVIDED BY 1,203,451 shares outstanding)
   (75,000,000 shares authorized).................  $15.03
                                                    ------
                                                    ------
Class C
  Net assets value per share ($10,299,189
    DIVIDED BY 685,488 shares outstanding)
   (50,000,000 shares authorized).................  $15.02
                                                    ------
                                                    ------
  Maximum offering price per share ($15.02
    DIVIDED BY 99.0%).............................  $15.18
                                                    ------
                                                    ------
Class Y
  Net assets value per share ($9,343,049
    DIVIDED BY 611,425 shares outstanding)
   (50,000,000 shares authorized).................  $15.28
                                                    ------
                                                    ------

  *  Non-income producing during period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS -- 92.8%
            AEROSPACE & DEFENSE -- 2.8%
     4,400  AlliedSignal, Inc.......................  $   277,200
    14,200  United Technologies Corporation.........    1,017,962
                                                      -----------
                                                        1,295,162
                                                      -----------
            COMMUNICATIONS EQUIPMENT -- 4.5%
   *12,400  Cisco Systems, Inc......................      799,800
     7,900  Lucent Technologies, Inc................      532,756
     6,900  Motorola, Inc...........................      653,775
    *1,950  Sprint Corporation (PCS Group)..........      111,393
                                                      -----------
                                                        2,097,724
                                                      -----------
            COMPUTERS & OFFICE EQUIPMENT -- 6.3%
    *8,600  Adaptec, Inc............................      303,717
    *4,600  Dell Computer Corp......................      170,200
    *3,200  EMC Corporation.........................      176,000
     8,800  Hewlett-Packard Company.................      884,400
    10,700  International Business Machines Corp....    1,382,975
                                                      -----------
                                                        2,917,292
                                                      -----------
            CONSUMER DURABLES -- 1.1%
     7,300  Ford Motor Co...........................      411,993
     1,400  General Motors Corporation..............       92,400
                                                      -----------
                                                          504,393
                                                      -----------
            CONSUMER NON-DURABLES -- 2.7%
    11,800  Kimberly-Clark Corporation..............      672,600
     6,500  Procter & Gamble Co.....................      580,125
                                                      -----------
                                                        1,252,725
                                                      -----------
            CONSUMER SERVICES -- 1.4%
    13,300  Darden Restaurants, Inc.................      290,106
     1,850  Vodafone Airtouch PLC ADR...............      364,450
                                                      -----------
                                                          654,556
                                                      -----------
            ELECTRONICS -- 5.5%
    *6,500  Analog Devices, Inc.....................      326,218
     7,100  General Electric Company................      802,300
    17,000  Intel Corporation.......................    1,011,500
     3,000  Texas Instruments, Inc..................      435,000
                                                      -----------
                                                        2,575,018
                                                      -----------
            ENERGY & SERVICES -- 5.0%
     2,300  Atlantic Richfield Company..............      192,193
     3,300  Exxon Corporation.......................      254,512
    13,300  Noble Affiliates, Inc...................      374,893
    19,900  Pennzoil-Quaker State Company...........      298,500
     4,000  Royal Dutch Petroleum...................      241,000
     5,100  Sunoco, Inc.............................      153,956
       500  Transocean Offshore, Inc.                 13,125.....
     8,900  Transocean Offshore, Inc................      233,625
    34,900  Union Pacific Resources Group, Inc......      569,306
                                                      -----------
                                                        2,331,110
                                                      -----------
            FINANCIAL SERVICES -- 14.3%
     3,300  American International Group, Inc.......      386,306
     7,400  Associates First Capital Corporation....      327,912
     4,000  Chase Manhattan Corp....................      346,500
     1,900  CIGNA Corporation.......................      169,100
    30,000  Citigroup, Inc..........................    1,425,000
     5,500  City National Corporation...............      205,906

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

          FINANCIAL SERVICES -- (CONTINUED)

     5,800  Conseco, Inc............................  $   176,537
    14,200  Cullen/Frost Bankers, Inc...............      391,387
     7,100  Edwards (A.G.) & Sons, Inc..............      228,975
     3,300  Federal Home Loan Mortgage Corporation..      191,400
     6,600  Federal National Mortgage Association...      451,275
     5,100  FINOVA Group, Inc.......................      268,387
     5,900  Lincoln National Corporation............      308,643
     3,700  Marsh & McLennan Companies, Inc.........      279,350
     2,200  Merrill Lynch & Co., Inc................      175,862
     8,300  National City Corporation...............      543,650
    13,600  Pacific Century Financial Corporation...      293,250
     6,200  UnionBanCal Corporation.................      223,975
     3,300  Wachovia Corporation....................      282,356
                                                      -----------
                                                        6,675,771
                                                      -----------
            FOOD, BEVERAGE & TOBACCO -- 4.7%
    14,500  Anheuser-Busch Companies, Inc...........    1,028,593
       900  Coca-Cola Company, (The)................       56,250
    10,100  Nabisco Group Holdings Corp.............      197,581
    19,600  Philip Morris Co., Inc..................      787,675
     3,200  Reynolds (R.J.) Tobacco Holdings,
            Inc.....................................      100,799
                                                      -----------
                                                        2,170,898
                                                      -----------
            HEALTH CARE -- 9.9%
    15,900  Abbott Laboratories.....................      723,450
     5,000  American Home Products Corporation......      287,500
    *5,900  Amgen, Inc..............................      359,162
     8,300  Bergen Brunswig Corporation.............      143,175
   *12,000  Boston Scientific Corporation...........      527,250
     4,400  Bristol-Myers Squibb Company............      309,925
     6,600  Cardinal Health, Inc....................      423,225
     9,700  Columbia/HC Healthcare Corporation......      221,281
    *9,600  Genzyme Corporation.....................      465,600
    *1,718  Genzyme Surgical Products...............        7,572
     3,800  Johnson & Johnson Co....................      372,400
     4,400  Merck & Co., Inc........................      325,600
     3,100  Pharmacia & Upjohn, Inc.................      176,118
     3,700  Warner-Lambert Company..................      256,687
                                                      -----------
                                                        4,598,945
                                                      -----------
            INDUSTRIAL MATERIALS -- 3.3%
    14,000  Engelhard Corporation...................      316,750
    10,500  Freeport-McMoRan Copper & Gold, Inc.....      175,875
    *9,800  Grace (W.R.) & Co.......................      180,075
     3,000  Minerals Technologies, Inc..............      167,437
     5,100  Monsanto Company........................      201,131
     2,400  Temple-Inland, Inc......................      163,800
     3,000  Weyerhaeuser Company....................      206,250
     3,000  Willamette Industries, Inc..............      138,187
                                                      -----------
                                                        1,549,505
                                                      -----------
            MANUFACTURING -- 3.3%
     5,700  Caterpillar, Inc........................      342,000
     6,500  Corning, Inc............................      455,812
     9,279  Delphi Automotive Systems Corporation...      172,232
     2,400  Eaton Corporation.......................      220,800
     8,600  York International Corp.................      368,187
                                                      -----------
                                                        1,559,031
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

COMMON STOCKS -- (CONTINUED)

            MEDIA & SERVICES -- 1.9%
    *3,900  America Online, Inc.....................  $   430,950
     6,500  Gannett Co., Inc........................      463,937
                                                      -----------
                                                          894,887
                                                      -----------
            RETAIL -- 8.5%
     5,500  Dayton-Hudson Corp......................      357,500
    16,650  Gap, Inc. (The).........................      838,743
    10,000  Home Depot, Inc. (The)..................      644,375
     8,600  May Department Stores Company...........      351,525
     7,400  McDonald's Corporation..................      305,712
    30,000  Wal-Mart Stores, Inc....................    1,447,500
                                                      -----------
                                                        3,945,355
                                                      -----------
            SOFTWARE & SERVICES -- 5.9%
    *5,500  Bisys Group, Inc. (The).................      321,750
    *3,000  BMC Software, Inc.......................      162,000
   *22,300  Microsoft Corporation...................    2,011,181
    *8,700  Sterling Software, Inc..................      232,181
                                                      -----------
                                                        2,727,112
                                                      -----------
            TRANSPORTATION -- 0.5%
     5,500  USFreightways Corporation...............      254,718
                                                      -----------
            UTILITIES -- 11.2%
     1,400  ALLTEL Corp.............................      100,100
    11,700  Ameritech Corporation...................      859,950
    12,450  AT&T Corp...............................      694,865
    17,600  Bell Atlantic Corporation...............    1,150,600
     9,400  BellSouth Corp..........................      440,625
     3,300  DQE, Inc................................      132,412
     3,400  El Paso Energy Corporation..............      119,637
     8,600  GPU, Inc................................      362,812
    *7,000  MCI WorldCom, Inc.......................      603,750
     7,100  SBC Communications, Inc.................      411,800
     3,000  Sprint Corporation (FON Group)..........      158,437
     5,100  Unicom Corporation......................      196,668
                                                        5,231,656
                                                      -----------
            Total common stocks.....................  $43,235,858
                                                      -----------
                                                      -----------

PRINCIPAL
  AMOUNT
----------
SHORT-TERM SECURITIES -- 6.3%
            REPURCHASE AGREEMENT -- 6.3%
$2,943,000  Interest in $1,933,099,000 joint
            repurchase agreement dated 06/30/99 with
            State Street Bank 4.822% due 07/01/99;
            maturity amount $2,943,394
            (Collateralized by $125,000,000 U.S.
            Treasury Notes 6.625% due 05/15/07,
            $1,170,609,000 U.S. Treasury Bonds
            6.125% - 12.000% due 08/15/13 -
            11/15/27, $637,490,000 U.S. Treasury
            Strips (principal) 0.00% due 06/30/00 -
            05/15/15................................  $ 2,943,000
                                                      -----------
                                                      -----------

                                                    MARKET
                                                     VALUE
                                                  -----------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $37,631,503)...........................    92.8% $43,235,858
Total short-term securities (cost
 $2,943,000)............................     6.3    2,943,000
                                          ------  -----------
Total investment in securities
 (total cost $40,574,503)...............    99.1   46,178,858
Cash, receivables and other assets......     2.9    1,340,934
Payable for securities purchased........    (2.0)    (915,258)
Payable for Fund shares redeemed........    (0.0)     (32,504)
                                          ------  -----------
Net assets..............................   100.0% $46,572,030
                                          ------  -----------
                                          ------  -----------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 300,000,000 shares authorized; 3,641,693 shares
 outstanding......................................  $     3,642
Paid-in surplus...................................   40,681,043
Distribution in excess of net investment income...      (40,101)
Accumulated undistributed net realized gain on
 investments......................................      252,009
Unrealized appreciation of investments............    5,604,349
Unrealized appreciation of futures contracts ++...       71,088
                                                    -----------
Net assets........................................  $46,572,030
                                                    -----------
                                                    -----------

Class A
  Net assets value per share ($27,254,383
    DIVIDED BY 2,125,604 shares outstanding)
   (125,000,000 shares authorized)................  $12.82
                                                    ------
                                                    ------
  Maximum offering price per share ($12.82
    DIVIDED BY 94.5%).............................  $13.57
                                                    ------
                                                    ------
Class B
  Net assets value per share ($8,370,116
    DIVIDED BY 657,061 shares outstanding)
   (75,000,000 shares authorized).................  $12.74
                                                    ------
                                                    ------
Class C
  Net assets value per share ($10,513,366
    DIVIDED BY 825,333 shares outstanding)
   (50,000,000 shares authorized).................  $12.74
                                                    ------
                                                    ------
  Maximum offering price per share ($12.74
    DIVIDED BY 99.0%).............................  $12.87
                                                    ------
                                                    ------
Class Y
  Net assets value per share ($434,165
    DIVIDED BY 33,695 shares outstanding)
   (50,000,000 shares authorized).................  $12.89
                                                    ------
                                                    ------

  *  Non-income producing during period.
 ++ The Fund had 6 Standard & Poor's 500 September 1999 futures contracts open as of June 30, 1999. These contracts had a value of $2,072,550 as of June 30, 1999 and were collateralized by $112,500 of cash.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
$  100,000  DLJ Commercial Mortgage Corp., Series
             1998-CF1, Class B2
               7.33% due 01/15/10...................  $    91,184
                                                      -----------
                                                      -----------


  SHARES
----------
CONVERTIBLE PREFERRED STOCK -- 0.7%
            FINANCIAL SERVICES -- 0.7%
     8,000  Coastal Finance Corp....................  $   197,500
                                                      -----------
                                                      -----------

PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES -- 87.1%
            CONSUMER DURABLES -- 1.2%
$  200,000  Federal-Mogul Corp.
               7.50% due 01/15/09...................  $   184,325
   100,000  Federal-Mogul Corp.
              7.375% due 01/15/06...................       94,163
    75,000  Hayes Lemmerz International, Inc.
                8.25% due 12/15/08..................       71,437
                                                      -----------
                                                          349,925
                                                      -----------
            CONSUMER NON-DURABLES -- 0.2%
    50,000  Revlon Consumer Products Corp.
              8.625% due 02/01/08...................       46,750
                                                      -----------
            CONSUMER SERVICES -- 1.7%
   100,000  Premier Parks, Inc.
                9.75% due 06/15/07..................      101,000
   125,000  Simmons Company
              10.25% due 03/15/09...................      126,875
   250,000  Six Flags Entertainment Corp.
              8.875% due 04/01/06...................      250,000
                                                      -----------
                                                          477,875
                                                      -----------
            ENERGY AND SERVICES -- 13.4%
   150,000  Belco Oil & Gas Corp.
              8.875% due 09/15/07...................      147,750
   175,000  Clark Refining & Marketing, Inc.
              8.375% due 11/15/07...................      159,906
   150,000  Clark Refining & Marketing, Inc.
              8.625% due 08/15/08...................      139,500
   225,000  CMS Energy Corp.
                6.75% due 01/15/04..................      212,724
    50,000  Coda Energy Group
               10.50% due 04/01/06..................       51,375
   125,000  Cogentrix Energy, Inc.
                8.75% due 10/15/08..................      124,375
    50,000  Cross Timbers Oil Co.
                8.75% due 11/01/09..................       48,125
    50,000  Gulf Canada Resources Ltd.
               8.375% due 11/15/05..................       49,125
   100,000  Gulf Canada Resources Ltd.
               9.625% due 07/01/05..................      102,500
   103,000  Nuevo Energy Co.
                9.50% due 04/15/06..................      102,485
   275,000  Pioneer Natural Resource
                7.20% due 01/15/28..................      211,602
   200,000  Pioneer Natural Resource
                6.50% due 01/15/08..................      170,690
PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

CORPORATE NOTES -- (CONTINUED)
          ENERGY AND SERVICES -- (CONTINUED)

$  650,000  Pogo Producing Co.
              10.375% due 02/15/09..................  $   674,375
   150,000  R&B Falcon Corp.
                6.50% due 04/15/03..................      127,125
   100,000  R&B Falcon Corp.
               7.375% due 04/15/18..................       72,000
   525,000  R&B Falcon Corp.
              11.375% due 03/15/09..................      543,375
   425,000  Seagull Energy Corp.
                7.50% due 09/15/27..................      351,907
   100,000  Tesoro Petroleum Corp.
                9.00% due 07/01/08..................       97,250
   300,000  Tuboscope, Inc.
                7.50% due 02/15/08..................      261,000
   125,000  Vintage Petroleum
                9.75% due 06/30/09..................      127,812
                                                      -----------
                                                        3,775,001
                                                      -----------
            FINANCIAL SERVICES -- 1.3%
   250,000  Sumitomo Bank International
                8.50% due 06/15/09..................      251,636
   100,000  Trizec Finance Ltd.
              10.875% due 10/15/05..................      104,125
                                                      -----------
                                                          355,761
                                                      -----------
            FOOD, BEVERAGE & TOBACCO -- 4.7%
   450,000  Agrilink Foods, Inc.
              11.875% due 11/01/08..................      463,500
   100,000  Canandaigua Brands, Inc.
                8.50% due 03/01/09..................       96,250
   200,000  Chiquita Brands International, Inc.
               10.25% due 11/01/06..................      202,000
   200,000  Chiquita Brands International, Inc.
               10.00% due 06/15/09..................      199,500
   250,000  Keebler Corp.
               10.75% due 07/01/06..................      273,259
   100,000  New World Pasta Company
                9.25% due 02/15/09..................       97,250
                                                      -----------
                                                        1,331,759
                                                      -----------
            HEALTH CARE -- 3.2%
   250,000  Columbia/HCA Healthcare Corp.
               9.00% due 12/15/14...................      247,217
   150,000  Express Scripts, Inc.
              9.625% due 06/15/09...................      151,875
   125,000  Quorum Health Group, Inc.
               8.75% due 11/01/05...................      121,875
   300,000  Tenet Healthcare Corp.
              8.625% due 01/15/07...................      295,500
   100,000  Tenet Healthcare Corp.
              8.625% due 12/01/03...................      100,869
                                                      -----------
                                                          917,336
                                                      -----------
            HOME BUILDING -- 2.2%
    50,000  Del Webb Corp.
              10.25% due 02/15/10...................       49,500
    50,000  Del Webb Corp.
              9.375% due 05/01/09...................       48,062

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

CORPORATE NOTES -- (CONTINUED)
          HOME BUILDING -- (CONTINUED)

$  200,000  Kaufman & Broad Home Corp.
              9.625% due 11/15/06...................  $   209,000
   100,000  MDC Holdings, Inc.
              8.375% due 02/01/08...................       96,500
   125,000  Toll Corp.
               7.75% due 09/15/07...................      117,500
   100,000  Toll Corp.
               8.75% due 11/15/06...................       98,500
                                                      -----------
                                                          619,062
                                                      -----------
            HOTELS & GAMING -- 6.0%
   275,000  Circus Circus Enterprises, Inc.
              7.625% due 07/15/13...................      248,033
   400,000  Horseshoe Gaming Holdings
              8.625% due 05/15/09...................      388,500
   300,000  Host Marriot Properties
               8.45% due 12/01/08...................      285,000
    50,000  La Quinta Motor Inns
               7.25% due 03/15/04...................       44,250
   100,000  La Quinta Motor Inns
               7.40% due 09/15/05...................       85,206
   200,000  MGM Grand, Inc.
              6.875% due 02/06/08...................      179,035
   225,000  Park Place Entertainment
              7.875% due 12/15/05...................      214,312
   250,000  Starwood Hotels & Resorts
              7.375% due 11/15/15...................      215,000
    50,000  Starwood Hotels & Resorts
               6.75% due 11/15/05...................       45,311
                                                      -----------
                                                        1,704,647
                                                      -----------
            INDUSTRIAL -- 10.7%
   175,000  Agriculture Minerals and Chemicals Co.
              10.75% due 09/30/03...................      173,468
   300,000  AK Steel
              7.875% due 02/15/09...................      288,000
   225,000  Arco Chemical Co.
               9.80% due 02/01/20...................      219,712
   100,000  Bethlehem Steel
              7.625% due 08/01/04...................       94,244
   100,000  Borden Chemical, Inc.
                9.50% due 05/01/05..................       95,500
   145,000  Domtar, Inc.
                8.75% due 08/01/06..................      150,075
   300,000  Domtar, Inc.
                9.50% due 08/01/16..................      318,000
   125,000  Equistar Chemicals LP
                8.75% due 02/15/09..................      126,338
   275,000  Fisher Scientific International, Inc.
                9.00% due 02/01/08..................      261,250
    75,000  Fisher Scientific International, Inc.
                9.00% due 02/01/08..................       71,250
   100,000  General Chemical Industrial
              10.625% due 05/01/09..................      100,500
   300,000  Huntsman Corp.
                9.50% due 07/01/07..................      283,500
   175,000  Huntsman ICI Chemical
              10.125% due 07/01/09..................      176,750
PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

          INDUSTRIAL -- (CONTINUED)

$  125,000  ISP Holdings, Inc.
                9.00% due 10/15/03..................  $   124,375
    50,000  Lyondell Chemical Co.
               9.625% due 05/01/07..................       51,375
   125,000  Oregon Steel Mills
               11.00% due 06/15/03..................      131,562
   150,000  Polaroid Corporation
              11.50% due 02/15/06...................      159,375
    35,000  Terra Industries, Inc.
               10.50% due 06/15/05..................       33,600
   170,000  WHX Corp.
               10.50% due 04/15/05..................      160,225
                                                      -----------
                                                        3,019,099
                                                      -----------
            MANUFACTURING -- 0.3%
   100,000  American Standard Companies
              7.375% due 04/15/05...................       95,500
                                                      -----------
            MEDIA AND SERVICES -- 13.2%
   147,000  Adelphia Communications Corp.
                9.25% due 10/01/02..................      148,837
    75,000  Big Flower Press Holdings
               8.625% due 12/01/08..................       69,000
   200,000  Chancellor Media Corp. of Los Angeles
                8.75% due 06/15/07..................      199,250
   500,000  Charter Communication International
              8.625% due 04/01/09...................      480,000
   200,000  CSC Holdings, Inc.
               9.875% due 02/15/13..................      213,500
   275,000  Echostar Communications Corp.
               9.25% due 02/01/06...................      278,093
   200,000  Echostar Communications Corp.
              9.375% due 02/01/09...................      203,500
   275,000  Fox Family Worldwide, Inc.
                9.25% due 11/01/07..................      255,062
   150,000  Fox/Liberty Networks LLC
               8.875% due 08/15/07..................      155,625
   100,000  Hollinger International Publishing, Inc.
                9.25% due 02/01/06..................      102,125
   125,000  Jones Intercable, Inc.
              9.625% due 03/15/02...................      131,875
   100,000  Jones Intercable, Inc.
              10.50% due 03/01/08...................      107,000
   125,000  Lanfest Communications
              10.50% due 06/15/06...................      143,750
   200,000  Liberty Media
               7.875% due 07/15/09..................      198,808
   250,000  Primedia, Inc.
               10.25% due 06/01/04..................      261,875
   200,000  Regal Cinemas, Inc.
                9.50% due 06/01/08..................      187,000
   242,000  Rogers Cablesystems, Inc.
              10.125% due 09/01/12..................      259,242
   150,000  Rogers Cablesystems, Inc.
               9.625% due 08/01/02..................      156,750
   175,000  World Color Press, Inc.
               7.75% due 02/15/09...................      164,500
                                                      -----------
                                                        3,715,792
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

CORPORATE NOTES -- (CONTINUED)

            PACKAGES & CONTAINERS -- 3.0%
$  115,000  Ball Corp.
               8.25% due 08/01/08...................  $   113,275
   175,000  Container Corp. of America
              11.25% due 05/01/04...................      182,875
   162,000  Owens-Illinois, Inc.
               7.80% due 05/15/18...................      147,640
   250,000  Packaging Corp. of America
              9.625% due 04/01/09...................      253,750
   125,000  Stone Container Corp.
              12.58% due 08/01/16...................      137,343
                                                      -----------
                                                          834,883
                                                      -----------
            RETAIL -- 4.8%
   400,000  Ames Department Stores
              10.00% due 04/15/06...................      392,500
   275,000  Duane Reade, Inc.
               9.25% due 02/15/08...................      277,750
    72,000  Kmart Corp.
              12.50% due 03/01/05...................       84,617
    50,000  Kmart Corp.
               7.75% due 10/01/12...................       49,648
   475,000  Kmart Corp.
               7.95% due 02/01/23...................      460,967
    90,000  Nine West Group, Inc.
              8.375% due 08/15/05...................       92,700
                                                      -----------
                                                        1,358,182
                                                      -----------
            SHIPBUILDING -- 0.5%
   150,000  Newport News Shipbuilding
               9.25% due 12/01/06...................      155,250
                                                      -----------
            TECHNOLOGY -- 2.5%
   100,000  Advanced Micro Devices
              11.00% due 08/01/03...................      100,500
   450,000  Condor Systems, Inc.
              11.875% due 05/01/09..................      434,250
   150,000  Unisys Corp.
              12.00% due 04/15/03...................      163,500
                                                      -----------
                                                          698,250
                                                      -----------
            TELECOMMUNICATIONS -- 12.1%
   200,000  Call-Net Enterprises, Inc.
               8.00% due 08/15/08...................      176,000
   150,000  Call-Net Enterprises, Inc.
              9.375% due 05/15/09...................      142,875
   200,000  Comcast Cellular Holdings Corp.
               9.50% due 05/01/07...................      223,750
   150,000  Flag Limited
               8.25% due 01/30/08...................      141,000
   175,000  Hyperion Telecommunication
              12.00% due 11/01/07...................      178,937
   300,000  Level 3 Communications
              9.125% due 05/01/08...................      294,750
   250,000  Loral Space & Communications
               9.50% due 01/15/06...................      216,875
   100,000  McLeod USA, Inc.
               8.125% due 02/15/09..................       92,500
   100,000  McLeod USA, Inc.
                9.25% due 07/15/07..................       99,250
PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

          TELECOMMUNICATIONS -- (CONTINUED)

$  100,000  McLeod USA, Inc.
                9.50% due 11/08/08..................  $    99,250
   200,000  Metromedia Fiber Network
              10.00% due 11/15/08...................      205,500
   125,000  Nextel Communications
                9.75% due 08/15/04..................      127,187
   200,000  Nextlink Communications
               10.75% due 06/01/09..................      205,000
   150,000  Nextlink Communications
               12.50% due 04/15/06..................      159,750
   100,000  Nextlink Communications
               10.75% due 11/15/08..................      102,250
   125,000  Price Communications
               9.125% due 12/15/06..................      126,250
    75,000  PSINet, Inc.
               10.00% due 02/15/05..................       75,375
    75,000  Rogers Cantel Mobile, Inc.
                9.75% due 06/01/16..................       83,062
   150,000  Rogers Cantel Mobile, Inc.
               9.375% due 06/01/08..................      155,437
   100,000  Telewest Communications PLC
               11.25% due 11/01/08..................      112,250
    50,000  Telewest Communications PLC
               9.625% due 10/01/06..................       51,500
   250,000  Teligent, Inc.
               11.50% due 12/01/07..................      247,500
   100,000  Time Warner Telecommunications LLC
                9.75% due 07/15/08..................      102,500
                                                      -----------
                                                        3,418,748
                                                      -----------
            TEXTILE -- 0.3%
   100,000  Westpoint Stevens, Inc.
               7.875% due 06/15/05..................       98,000
                                                      -----------
            TRANSPORTATION -- 1.5%
    50,000  AMR Corp.
               10.00% due 03/07/01..................       52,500
    75,000  Interpool, Inc.
                7.35% due 08/01/07..................       70,666
   200,000  Teekay Shipping Corp.
                8.32% due 02/01/08..................      188,750
   100,000  United Airlines, Inc.
               9.125% due 01/15/12..................      108,055
                                                      -----------
                                                          419,971
                                                      -----------
            UTILITIES -- 3.4%
   160,000  AES Corp. Senior Subordinated Note
               9.50% due 06/01/09...................      164,400
    75,000  AES Corp. Senior Subordinated Note
              10.25% due 07/15/06...................       76,687
   100,000  Calpine Corp.
               7.625% due 04/15/06..................       94,125
   200,000  Calpine Corp.
                9.25% due 02/01/04..................      202,500
   225,000  Connecticut Light & Power Co.
               7.875% due 10/01/24..................      230,460
   125,000  El Paso Electric Co.
                9.40% due 05/01/11..................      138,398

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

CORPORATE NOTES -- (CONTINUED)
          UTILITIES -- (CONTINUED)

$   50,000  Public Service Company of New Mexico
                7.10% due 08/01/05..................  $    49,320
                                                      -----------
                                                          955,890
                                                      -----------
            WASTE MANAGEMENT -- 0.9%
   185,000  Allied Waste North American
               7.625% due 01/01/06..................      172,281
   100,000  Browning-Ferris, Inc.
                7.40% 09/15/35......................       80,584
                                                      -----------
                                                          252,865
                                                      -----------
            Total corporate notes...................  $24,600,546
                                                      -----------
                                                      -----------
FOREIGN/YANKEE BONDS & NOTES -- 7.5%
            FOREIGN CORPORATIONS -- 1.3%
   400,000  Petroleos Mexicanos
                9.50% due 09/15/27..................  $   377,000
                                                      -----------
            FOREIGN GOVERNMENTS -- 6.2%
       250  Republic of Argentina
                8.38% due 12/20/03..................        1,750
   175,000  Republic of Brazil
              11.625% due 04/15/04..................      164,718
   100,000  Republic of Colombia
               8.375% due 02/15/27..................       70,405
 1,250,000  Republic of Ecuador
                6.00% due 02/28/25..................      578,906
   250,000  Republic of Panama
               8.875% due 09/30/27..................      205,000
   250,000  Republic of Venezuela
                6.75% due 03/31/20..................      173,281
   200,000  Russian Federation (The)
               12.75% due 06/24/28..................      111,250
   300,000  United Mexican States
                6.25% due 12/31/19..................      222,562
   250,000  United Mexican States Discount Bond
              6.0975% due 12/31/19..................      208,437
                                                      -----------
                                                        1,736,309
                                                      -----------
            Total foreign/yankee bonds & notes......  $ 2,113,309
                                                      -----------
                                                      -----------
SHORT-TERM SECURITIES -- 0.9%
            REPURCHASE AGREEMENT -- 0.9%
   245,000  Interest in $153,141,000 joint
            repurchase agreement dated 06/30/99 with
            State Street Bank 4.800% due 07/01/99;
            maturity amount $245,033 (Collateralized
            by $153,141,000 U.S. Treasury Bonds
            8.125% due 05/15/21)....................  $   245,000
                                                      -----------
                                                      -----------

                                                   MARKET
                                                    VALUE
                                                 -----------
DIVERSIFICATION OF NET ASSETS:
Total collateralized mortgage
 obligations (cost $93,604).............    0.3% $    91,184
Total convertible preferred stock (cost
 $196,000)..............................    0.7      197,500
Total corporate notes (cost
 $24,846,332)...........................   87.1   24,600,546
Total foreign/yankee bonds & notes (cost
 $2,164,168)............................    7.5    2,113,309
Total short-term securities (cost
 $245,000)..............................    0.9      245,000
                                          -----  -----------
Total investment in securities (total
 cost $27,545,104)......................   96.5   27,247,539
Cash, receivables and other assets......    5.0    1,406,363
Payable for securities purchased........   (1.2)    (324,972)
Payable for Fund shares redeemed........   (0.3)     (78,842)
                                          -----  -----------
Net assets..............................  100.0% $28,250,088
                                          -----  -----------
                                          -----  -----------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 300,000,000 shares authorized; 2,813,643 shares
 outstanding......................................  $     2,814
Paid-in surplus...................................   28,492,630
Accumulated undistributed net investment income...       17,202
Accumulated undistributed net realized gain on
 investments......................................       35,007
Unrealized depreciation of investments............     (297,565)
                                                    -----------
Net assets........................................  $28,250,088
                                                    -----------
                                                    -----------

Class A
  Net assets value per share ($14,695,944
    DIVIDED BY 1,463,396 shares outstanding)
   (125,000,000 shares authorized)................  $10.04
                                                    ------
                                                    ------
  Maximum offering price per share ($10.04
    DIVIDED BY 95.5%).............................  $10.52
                                                    ------
                                                    ------
Class B
  Net assets value per share ($4,925,104
    DIVIDED BY 490,813 shares outstanding)
   (75,000,000 shares authorized).................  $10.04
                                                    ------
                                                    ------
Class C
  Net assets value per share ($6,373,261
    DIVIDED BY 635,103 shares outstanding)
   (50,000,000 shares authorized).................  $10.03
                                                    ------
                                                    ------
  Maximum offering price per share ($10.03
    DIVIDED BY 99.0%).............................  $10.14
                                                    ------
                                                    ------
Class Y
  Net assets value per share ($2,255,779
    DIVIDED BY 224,331 shares outstanding)
   (50,000,000 shares authorized).................  $10.06
                                                    ------
                                                    ------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 JUNE 30, 1999 (UNAUDITED)

                                                     MARKET
SHARES                                                VALUE
-------                                            -----------
COMMON STOCKS -- 93.4%
         BRAZIL -- 0.3%
  1,190  Telecomunicacoes Brasileiras S.A.
         (Utilities).............................  $   107,323
                                                   -----------
         FINLAND -- 1.6%
  6,620  Nokia Oy (Communications Equipment).....      580,296
                                                   -----------
         FRANCE -- 5.3%
  1,300  Accor S.A. (Consumer Services)..........      326,449
  4,100  Banque National de Paris (Financial
         Services)...............................      341,639
    200  L'oreal (Consumer Non-Durables).........      135,199
  2,000  Pinault-Printemps-Redoute S.A.
         (Retail)................................      343,207
  3,230  Total S.A. - B Shares (Energy &
         Services)...............................      416,709
  4,360  Vivendi (Utilities).....................      353,187
                                                   -----------
                                                     1,916,390
                                                   -----------
         GERMANY -- 4.8%
  4,070  DaimlerChrysler AG (Consumer
         Durables)...............................      355,509
  6,900  Deutsche Bank AG (Financial Services)...      420,542
  3,030  Mannesmann AG (Media & Services)........      453,089
  6,680  Siemens AG (Electronics)................      515,289
                                                   -----------
                                                     1,744,429
                                                   -----------
         IRELAND -- 0.9%
 *6,500  Ryanair Holdings PLC - ADR (Consumer
         Services)...............................      344,500
                                                   -----------
         JAPAN -- 14.0%
 21,000  Dai Nippon Printing Co. (Media &
         Services)...............................      335,726
 20,000  Fujitsu Limited (Electronics)...........      402,359
 37,000  Hitachi Ltd. (Electronics)..............      346,962
 10,000  Kao Corporation (Consumer
         Non-Durables)...........................      280,907
  4,000  Matsushita Communication Industrial Co.,
         Ltd. (Communications Equipment).........      285,864
  1,300  NIDEC Corp. (Computers & Office
         Equipment)..............................      195,586
 58,000  Nikko Securities Co. (Financial
         Services)...............................      374,251
    420  Nippon Telegraph & Telephone Corp.
         (Utilities).............................      489,275
 30,000  Olympus Optical Co., Ltd. (Health
         Care)...................................      443,421
 30,000  Sharp Corporation (Computers & Office
         Equipment)..............................      354,439
  1,500  Softbank Corp. (Software & Services)....      303,752
  4,170  Sony Corporation (Media & Services).....      449,605
  4,200  Takefuji Corp. (Financial Services).....      434,101
 59,810  Toshiba Corporation (Computers & Office
         Equipment)..............................      426,451
                                                   -----------
                                                     5,122,699
                                                   -----------
         MEXICO -- 0.4%
  3,500  Grupo Televisa S.A. (Media &
         Services)...............................      156,843
                                                   -----------
         NETHERLANDS -- 4.9%
  6,830  ING Groep N.V. (Financial Services).....      369,788
 13,082  Koninklijke Ahold N.V. (Retail).........      450,602
 *4,766  Koninklijke Philips Electronics N.V.
         (Electronics)...........................      470,084
  7,341  Unilever N.V. CVA (Consumer
         Non-Durables)...........................      494,741
                                                   -----------
                                                     1,785,215
                                                   -----------
         SPAIN -- 1.6%
 12,070  Telefonica S.A. (Utilities).............      581,420
                                                   -----------
         SWEDEN -- 1.7%
 16,000  Assa Abloy AB (Business Services).......      173,140
*17,670  Hennes & Mauritz (Retail)...............      436,463
                                                   -----------
                                                       609,603
                                                   -----------
         SWITZERLAND -- 2.0%
  2,480  Credit Suisse Group (Financial
         Services)...............................      429,129

                                                     MARKET
SHARES                                                VALUE
-------                                            -----------

        SWITZERLAND -- (CONTINUED)

    160  Nestle S.A. (Food, Beverage &
         Tobacco)................................  $   288,281
                                                   -----------
                                                       717,410
                                                   -----------
         UNITED KINGDOM -- 8.4%
 21,200  British American Tobacco PLC (Food,
         Beverage & Tobacco).....................  $   197,831
 31,150  British Petroleum Co., PLC (Energy &
         Services)...............................      557,795
 25,300  British Telecommunications PLC
         (Utilities).............................      422,732
*14,400  COLT Telecom Group PLC (Utilities)......      302,346
  7,600  HSBC Holdings PLC (Financial
         Services)...............................      269,547
 56,600  Invensys PLC (Electronics)..............      268,101
 38,850  SmithKline Beecham PLC (Health Care)....      504,305
 27,170  Vodafone Group PLC (Media & Services)...      537,064
                                                   -----------
                                                     3,059,721
                                                   -----------
         UNITED STATES OF AMERICA -- 47.5%
  4,200  Alcoa, Inc. (Industrial Materials)......      259,875
  7,300  AlliedSignal, Inc. (Aerospace &
         Defense)................................      459,900
  4,160  American International Group, Inc.
         (Financial Services)....................      486,980
 *7,400  AMR Corporation (Consumer Services).....      505,050
  7,750  Associates First Capital Corporation
         (Financial Services)....................      343,421
  8,995  AT&T Corp. (Utilities)..................      502,033
  9,510  Automatic Data Processing, Inc.
         (Software & Services)...................      418,440
  8,400  Bristol-Myers Squibb Company (Health
         Care)...................................      591,675
  5,500  Caterpillar, Inc. (Manufacturing).......      330,000
*10,640  Cisco Systems, Inc. (Communications
         Equipment)..............................      686,280
 12,610  Citigroup, Inc. (Financial Services)....      598,975
  4,400  Colgate-Palmolive Company (Consumer
         Non-Durables)...........................      434,500
  2,500  Corning, Inc. (Manufacturing)...........      175,312
  6,280  Exxon Corporation (Energy & Services)...      484,345
  9,195  Gap, Inc. (The) (Retail)................      463,198
  8,280  General Electric Company
         (Electronics)...........................      935,640
  8,800  Home Depot, Inc. (The) (Retail).........      567,050
  4,900  Illinois Tool Works, Inc.
         (Manufacturing).........................      401,800
  8,900  Intel Corporation (Electronics).........      529,550
  5,100  International Business Machines Corp.
         (Computers & Office Equipment)..........      659,202
  4,400  Johnson & Johnson Co. (Health Care).....      431,200
  9,100  Lucent Technologies, Inc.
         (Communications Equipment)..............      613,681
  7,890  Marsh & McLennan Companies, Inc.
         (Financial Services)....................      595,695
  6,280  McDonald's Corporation (Consumer
         Services)...............................      259,442
 *5,480  MCI WorldCom, Inc. (Utilities)..........      472,650
*10,010  Micron Technology, Inc. (Electronics)...      403,528
 *7,560  Microsoft Corporation (Software &
         Services)...............................      681,817
  3,500  Morgan Stanley, Dean Witter, Discover
         and Co. (Financial Services)............      358,750
  4,880  Pharmacia & Upjohn (Health Care)........      269,779
 *3,600  Qualcomm (Communications Equipment).....      516,600
  5,630  Schlumberger Ltd. (Energy & Services)...      358,560
  4,230  Texas Instruments, Inc. (Electronics)...      613,350
  4,610  Tyco International, Ltd.
         (Manufacturing).........................      436,797
 14,060  Wal-Mart Stores, Inc. (Retail)..........      678,395
  6,700  Warner-Lambert Company (Health Care)....      464,812
  5,100  Weyerhaeuser Company (Industrial
         Materials)..............................      350,625
                                                   -----------
                                                    17,338,907
                                                   -----------
         Total common stocks.....................  $34,064,756
                                                   -----------
                                                   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

PRINCIPAL                                            MARKET
AMOUNT                                                VALUE
-------                                            -----------
SHORT-TERM SECURITIES -- 8.7%
            REPURCHASE AGREEMENT -- 8.7%
$3,178,000  Interest in $1,933,099,000 joint
            repurchase agreement dated 06/30/99 with
            State Street Bank 4.822% due 07/01/99;
            maturity amount $3,178,426
            (Collateralized by $125,000,000 U.S.
            Treasury Notes 6.625% due 05/15/07,
            $1,170,609,000 U.S. Treasury Bonds
            6.125% - 12.000% due 08/15/13 -
            11/15/27, $637,490,000 U.S. Treasury
            Strips (principal) 0.00% due 06/30/00 -
            05/15/15................................  $3,178,000
                                                      ----------
                                                      ----------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 300,000,000 shares authorized; 2,566,267 shares
 outstanding......................................  $     2,566
Paid-in surplus...................................   33,607,329
Accumulated undistributed net investment income...       43,241
Accumulated undistributed net realized gain on
 investments......................................      803,764
Unrealized appreciation of investments............    2,024,185
Unrealized depreciation of forward foreign
 currency contracts (See Note 2) o................       (3,651)
Unrealized appreciation of other assets and
 liabilities in foreign currencies................        2,373
                                                    -----------
Net assets........................................  $36,479,808
                                                    -----------
                                                    -----------

Class A
  Net assets value per share
   ($21,871,447 DIVIDED BY 1,536,204 shares
   outstanding) (125,000,000 shares authorized)...  $14.24
                                                    ------
                                                    ------
  Maximum offering price per share
   ($14.24  DIVIDED BY  94.5%)....................  $15.07
                                                    ------
                                                    ------
Class B
  Net assets value per share ($5,760,668
    DIVIDED BY 406,767 shares outstanding)
   (75,000,000 shares authorized).................  $14.16
                                                    ------
                                                    ------
Class C
  Net assets value per share ($6,749,971
    DIVIDED BY 476,471 shares outstanding)
   (50,000,000 shares authorized).................  $14.17
                                                    ------
                                                    ------
  Maximum offering price per share ($14.17
    DIVIDED BY 99.0%).............................  $14.31
                                                    ------
                                                    ------
Class Y
  Net assets value per share ($2,097,722
    DIVIDED BY 146,825 shares outstanding)
   (50,000,000 shares authorized).................  $14.29
                                                    ------
                                                    ------


                                                    MARKET
                                                    VALUE
                                                    ------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investments in securities, at value (total cost
 $35,218,571) - see accompanying portfolio........  $37,242,756
Receivable for Investment securities sold.........    2,216,050
Receivable for Fund shares sold...................    1,051,158
Receivable for dividends and interest.............       72,639
Cash and other assets.............................       37,243
                                                    -----------
TOTAL ASSETS......................................  $40,619,846
                                                    -----------
LIABILITIES
Investment securities purchased...................  $ 4,096,386
Fund shares redeemed..............................       43,652
                                                    -----------
TOTAL LIABILITIES.................................    4,140,038
                                                    -----------
NET ASSETS, AT VALUE..............................  $36,479,808
                                                    -----------
                                                    -----------

DIVERSIFICATION BY INDUSTRY:
Aerospace & Defense.....................    1.3% $   459,900
Business Services.......................    0.5      173,140
Communications Equipment................    7.4    2,682,721
Computers & Office Equipment............    4.5    1,635,678
Consumer Durables.......................    1.0      355,509
Consumer Non-Durables...................    3.7    1,345,347
Consumer Services.......................    3.9    1,435,441
Electronics.............................   12.3    4,484,863
Energy & Services.......................    5.0    1,817,409
Financial Services......................   13.8    5,022,818
Food, Beverage & Tobacco................    1.3      486,112
Health Care.............................    7.4    2,705,192
Industrial Materials....................    1.7      610,500
Manufacturing...........................    3.7    1,343,909
Media & Services........................    5.3    1,932,327
Retail..................................    8.1    2,938,915
Software & Services.....................    3.8    1,404,009
Utilities...............................    8.9    3,230,966
                                          -----  -----------
Total Common Stocks.....................   93.4% $34,064,756
                                          -----  -----------
                                          -----  -----------

  *  Non-income producing during period.

       o FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 1999

                                    TOTAL        AGGREGATE    DELIVERY      UNREALIZED
DESCRIPTION                     MARKET VALUE    FACE VALUE      DATE      (DEPRECATION)
------------------------------  -------------   -----------   ---------   --------------
British Pounds (Sell)              $486,227       $486,289    07/06/99       $     62
British Pounds (Sell)               134,279        134,258    07/07/99            (21)
EURO Dollars (Buy)                  410,028        411,296    07/02/99         (1,268)
EURO Dollars (Buy)                  141,112        141,527    07/02/99           (415)
EURO Dollars (Buy)                   78,097         78,356    07/06/99           (259)
EURO Dollars (Buy)                  132,060        132,730    07/30/99           (670)
Japanese Yen (Buy)                  459,868        460,588    07/02/99           (720)
Japanese Yen (Buy)                  572,335        572,695    07/02/99           (360)
                                                                             $ (3,651)
                                                                          --------------
                                                                          --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                       This page intentionally left blank

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED AS OF JUNE 30, 1999 (UNAUDITED)

                                          THE HARTFORD     THE HARTFORD                     THE HARTFORD
                                              MONEY        BOND INCOME      THE HARTFORD    DIVIDEND AND
                                           MARKET FUND    STRATEGY FUND    ADVISERS FUND     GROWTH FUND
                                          -------------   --------------   --------------   -------------
INVESTMENT INCOME:
  Dividends.............................    $  --           $  --            $ 3,578,759     $ 3,839,963
  Interest..............................     1,481,549        2,944,616       10,870,036         237,833
  Less: Foreign tax withheld............       --              --               (124,508)        (37,520)
                                          -------------   --------------   --------------   -------------
    Total investment income.............     1,481,549        2,944,616       14,324,287       4,040,278
                                          -------------   --------------   --------------   -------------
EXPENSES:
  Investment advisory fees..............       149,282          304,820        3,341,854       1,306,417
  Transfer agent fees...................        66,758          102,460           71,941         405,440
  Distribution fees
    Class A.............................        54,159           78,649          627,964         297,854
    Class B.............................        73,202           95,990        1,659,821         567,612
    Class C.............................        12,345           45,462          711,451          83,217
  Custodian fees gross..................         4,923            7,977            7,551           7,570
  Custodian fee expense offset..........        (1,847)          (3,537)          (1,800)         (3,413)
  Accounting fees.......................         4,484            7,047           71,941          26,172
  Registration and filing fees..........         8,928           14,681          180,731          47,128
  Board of directors fees...............           429              675            6,889           2,506
  Amortization of deferred
   organizational costs.................         3,737            3,737         --               --
  Other expenses........................         8,409           12,975        1,248,336          59,516
                                          -------------   --------------   --------------   -------------
    Total expenses (before waivers and
     reimbursements)....................       384,809          670,936        7,926,679       2,800,019
  Expense waivers and reimbursements....       (40,329)         (14,074)        --               --
                                          -------------   --------------   --------------   -------------
  Total expenses, net...................       344,480          656,862        7,926,679       2,800,019
                                          -------------   --------------   --------------   -------------
  Net investment income (loss)..........     1,137,069        2,287,754        6,397,608       1,240,259
                                          -------------   --------------   --------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on
   investments..........................           362         (586,101)      12,432,143       9,520,603
  Net realized gain (loss) on forward
   foreign currency contracts...........       --              --               --               --
  Net realized gain (loss) on option
   contracts............................       --              --               --                27,802
  Net realized gain (loss) on futures
   contracts............................       --              --               --               --
  Net realized gain (loss) on foreign
   currency transactions................       --              --               --               --
  Net unrealized appreciation
   (depreciation) of investments........       --            (4,476,949)      52,167,430      13,425,777
  Net unrealized appreciation
   (depreciation) of future contracts...       --              --               --               --
  Net unrealized appreciation
   (depreciation) of foreign foward
   currency contracts...................       --              --               --               --
  Net unrealized appreciation
   (depreciation) of purchased
   options..............................       --              --               --                 3,584
  Net unrealized appreciation
   (depreciation) on translation of
   other assets and liabilities in
   foreign currencies...................       --              --               --               --
                                          -------------   --------------   --------------   -------------
  Net realized and unrealized gain
   (loss) on investments................           362       (5,063,051)      64,599,573      22,977,767
                                          -------------   --------------   --------------   -------------
  Net increase in net assets resulting
   from operations......................    $1,137,431      $(2,775,296)     $70,997,181     $24,218,025
                                          -------------   --------------   --------------   -------------
                                          -------------   --------------   --------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                             THE HARTFORD      THE HARTFORD       THE HARTFORD
                                          THE HARTFORD         CAPITAL             SMALL          INTERNATIONAL       THE HARTFORD
                                           STOCK FUND     APPRECIATION FUND    COMPANY FUND    OPPORTUNITIES FUND      MIDCAP FUND
                                          -------------   ------------------   -------------   -------------------   ---------------
INVESTMENT INCOME:
  Dividends.............................  $  4,273,924       $  2,382,708       $    69,503         $  850,508       $   121,698
  Interest..............................       912,831          1,131,367           139,266            129,484            46,477
  Less: Foreign tax withheld............      (146,870)           (30,615)          --                 (72,434)           (1,256)
                                          -------------   ------------------   -------------   -------------------   ---------------
    Total investment income.............     5,039,885          3,483,460           208,769            907,558           166,919
                                          -------------   ------------------   -------------   -------------------   ---------------
EXPENSES:
  Investment advisory fees..............     2,774,838          2,946,801           346,833            268,944           227,467
  Transfer agent fees...................       871,252            907,644            86,722             65,685            60,141
  Distribution fees
    Class A.............................       566,627            598,056            61,616             52,764            48,909
    Class B.............................     1,254,438          1,559,381           102,640             63,535            56,302
    Class C.............................       424,436            142,625            28,220             12,833            18,828
  Custodian fees gross..................         4,814             29,258             5,876             66,928             3,405
  Custodian fee expense offset..........          (279)              (739)             (651)               (55)             (104)
  Accounting fees.......................        54,438             57,952             6,143              4,756             4,042
  Registration and filing fees..........       136,010             92,973            11,806              8,710            11,137
  Board of directors fees...............         5,213              5,549               588                455               387
  Amortization of deferred
   organizational costs.................         3,737          --                    3,737              3,737           --
  Other expenses........................       150,086             81,573            11,283             10,360             7,437
                                          -------------   ------------------   -------------   -------------------   ---------------
    Total expenses (before waivers and
     reimbursements)....................     6,245,610          6,421,073           664,813            558,652           437,951
  Expense waivers and reimbursements....       --               --                  (12,892)           (11,247)          (10,080)
                                          -------------   ------------------   -------------   -------------------   ---------------
  Total expenses, net...................     6,245,610          6,421,073           651,921            547,405           427,871
                                          -------------   ------------------   -------------   -------------------   ---------------
  Net investment income (loss)..........    (1,205,725)        (2,937,613)         (443,152)           360,153          (260,952)
                                          -------------   ------------------   -------------   -------------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on
   investments..........................    13,540,845        123,014,775        15,742,211          5,089,639         5,632,901
  Net realized gain (loss) on forward
   foreign currency contracts...........       --                 (51,994)           (1,560)           103,441           --
  Net realized gain (loss) on option
   contracts............................       --               --                  --               --                  --
  Net realized gain (loss) on futures
   contracts............................       --               --                  --                  94,449           --
  Net realized gain (loss) on foreign
   currency transactions................       --                  28,682             1,593            (68,969)          --
  Net unrealized appreciation
   (depreciation) of investments........    90,362,008         69,111,442         2,033,816            519,371         7,059,392
  Net unrealized appreciation
   (depreciation) of future contracts...       --               --                  --                     719           --
  Net unrealized appreciation
   (depreciation) of foreign foward
   currency contracts...................       --               --                  --                  37,558           --
  Net unrealized appreciation
   (depreciation) of purchased
   options..............................       --               --                  --               --                  --
  Net unrealized appreciation
   (depreciation) on translation of
   other assets and liabilities in
   foreign currencies...................       --                  (3,820)              (31)           (26,993)          --
                                          -------------   ------------------   -------------   -------------------   ---------------
  Net realized and unrealized gain
   (loss) on investments................   103,902,853        192,099,085        17,776,029          5,749,215        12,692,293
                                          -------------   ------------------   -------------   -------------------   ---------------
  Net increase in net assets resulting
   from operations......................  $102,697,128       $189,161,472       $17,332,877         $6,109,368       $12,431,341
                                          -------------   ------------------   -------------   -------------------   ---------------
                                          -------------   ------------------   -------------   -------------------   ---------------

                                          THE HARTFORD    THE HARTFORD     THE HARTFORD
                                           GROWTH AND      HIGH YIELD     GLOBAL LEADERS
                                           INCOME FUND        FUND             FUND
                                          -------------   -------------   ---------------
INVESTMENT INCOME:
  Dividends.............................    $  175,861      $   8,375        $  161,145
  Interest..............................        31,862        953,171            46,332
  Less: Foreign tax withheld............          (613)       --                 (7,967)
                                          -------------   -------------   ---------------
    Total investment income.............       207,110        961,546           199,510
                                          -------------   -------------   ---------------
EXPENSES:
  Investment advisory fees..............       115,700         81,282            73,000
  Transfer agent fees...................        34,923         24,510            20,084
  Distribution fees
    Class A.............................        26,165         17,299            16,337
    Class B.............................        27,257         17,941            11,747
    Class C.............................        28,145         22,051            13,414
  Custodian fees gross..................         5,460          4,158            24,359
  Custodian fee expense offset..........           (58)        (1,505)             (137)
  Accounting fees.......................         2,185          1,634             1,312
  Registration and filing fees..........         6,597          4,366             5,923
  Board of directors fees...............           209            156               125
  Amortization of deferred
   organizational costs.................       --             --               --
  Other expenses........................         4,003          3,298             2,453
                                          -------------   -------------   ---------------
    Total expenses (before waivers and
     reimbursements)....................       250,586        175,190           168,617
  Expense waivers and reimbursements....        (3,375)          (101)          (12,039)
                                          -------------   -------------   ---------------
  Total expenses, net...................       247,211        175,089           156,578
                                          -------------   -------------   ---------------
  Net investment income (loss)..........       (40,101)       786,457            42,932
                                          -------------   -------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on
   investments..........................       397,650         31,894           792,047
  Net realized gain (loss) on forward
   foreign currency contracts...........       --             --                (31,572)
  Net realized gain (loss) on option
   contracts............................       --             --               --
  Net realized gain (loss) on futures
   contracts............................        (2,668)       --               --
  Net realized gain (loss) on foreign
   currency transactions................       --             --                 50,301
  Net unrealized appreciation
   (depreciation) of investments........     3,276,242       (466,454)        1,201,783
  Net unrealized appreciation
   (depreciation) of future contracts...        57,524        --               --
  Net unrealized appreciation
   (depreciation) of foreign foward
   currency contracts...................       --             --                 (3,651)
  Net unrealized appreciation
   (depreciation) of purchased
   options..............................       --             --               --
  Net unrealized appreciation
   (depreciation) on translation of
   other assets and liabilities in
   foreign currencies...................       --             --                  2,372
                                          -------------   -------------   ---------------
  Net realized and unrealized gain
   (loss) on investments................     3,728,748       (434,560)        2,011,280
                                          -------------   -------------   ---------------
  Net increase in net assets resulting
   from operations......................    $3,688,647      $ 351,897        $2,054,212
                                          -------------   -------------   ---------------
                                          -------------   -------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                          THE HARTFORD     THE HARTFORD                      THE HARTFORD
                                              MONEY        BOND INCOME      THE HARTFORD     DIVIDEND AND
                                           MARKET FUND    STRATEGY FUND     ADVISERS FUND     GROWTH FUND
                                          -------------   --------------   ---------------   -------------
OPERATIONS:
  Net investment income.................   $ 1,137,069     $  2,287,754    $    6,397,608    $  1,240,258
  Net realized gain (loss)..............           362         (586,101)       12,432,143       9,548,405
  Net unrealized appreciation
   (depreciation) of investments........       --            (4,476,949)       52,167,430      13,429,362
                                          -------------   --------------   ---------------   -------------
  Net increase (decrease) in net assets
   resulting from operations............     1,137,431       (2,775,296)       70,997,181      24,218,025
                                          -------------   --------------   ---------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................      (715,442)      (1,318,690)       (3,417,375)       (953,469)
    Class B.............................      (237,536)        (418,754)       (1,656,111)       (133,074)
    Class Y.............................      (143,876)        (362,145)         (537,809)       (133,911)
    Class C.............................       (40,215)        (205,802)         (842,931)        (39,674)
  From net realized gain on investments
    Class A.............................          (235)        (106,002)         (898,346)        (85,830)
    Class B.............................           (83)         (40,029)         (738,724)        (47,806)
    Class Y.............................           (34)         (30,398)         (110,346)         (8,972)
    Class C.............................           (10)         (22,706)         (365,542)         (9,750)
                                          -------------   --------------   ---------------   -------------
  Total distributions...................    (1,137,431)      (2,504,526)       (8,567,184)     (1,412,486)
                                          -------------   --------------   ---------------   -------------
CAPITAL SHARE TRANSACTIONS:
    Class A.............................     6,418,044       12,682,355       194,131,885      29,606,732
    Class B.............................     6,147,426        5,741,029       179,028,478       7,964,110
    Class Y.............................     2,214,276        6,258,738         4,314,101       5,101,533
    Class C.............................     2,833,718        7,276,923       152,121,327      15,027,183
                                          -------------   --------------   ---------------   -------------
  Net increase (decrease) from capital
   share transactions...................    17,613,464       31,959,045       529,595,791      57,699,558
                                          -------------   --------------   ---------------   -------------
  Net increase in net assets............    17,613,464       26,679,223       592,025,788      80,505,097
NET ASSETS:
  Beginning of period...................    47,883,396       80,100,315       667,192,259     317,618,659
                                          -------------   --------------   ---------------   -------------
  End of period.........................   $65,496,860     $106,779,538    $1,259,218,047    $398,123,756
                                          -------------   --------------   ---------------   -------------
                                          -------------   --------------   ---------------   -------------
  Accumulated undistributed
   (distribution in excess of) net
   investment income....................   $   --          $     43,226    $      (56,848)   $ (1,021,634)
                                          -------------   --------------   ---------------   -------------
                                          -------------   --------------   ---------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                             THE HARTFORD       THE HARTFORD        THE HARTFORD
                                          THE HARTFORD         CAPITAL              SMALL           INTERNATIONAL
                                           STOCK FUND     APPRECIATION FUND     COMPANY FUND     OPPORTUNITIES FUND
                                          -------------   ------------------   ---------------   -------------------
OPERATIONS:
  Net investment income.................  $ (1,205,725)      $ (2,937,613)     $   (443,152)         $   360,153
  Net realized gain (loss)..............    13,540,845        122,991,462        15,742,243            5,218,559
  Net unrealized appreciation
   (depreciation) of investments........    90,362,008         69,107,623         2,033,786              530,655
                                          -------------   ------------------   ---------------   -------------------
  Net increase (decrease) in net assets
   resulting from operations............   102,697,128        189,161,472        17,332,877            6,109,367
                                          -------------   ------------------   ---------------   -------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................       --               --                  --                   (51,384)
    Class B.............................       --               --                  --                 --
    Class Y.............................       --               --                  --                   (21,545)
    Class C.............................       --               --                  --                    (4,886)
  From net realized gain on investments
    Class A.............................       --               --                  --                 --
    Class B.............................       --               --                  --                 --
    Class Y.............................       --               --                  --                 --
    Class C.............................       --               --                  --                 --
                                          -------------   ------------------   ---------------   -------------------
  Total distributions...................       --               --                  --                   (77,815)
                                          -------------   ------------------   ---------------   -------------------
CAPITAL SHARE TRANSACTIONS:
    Class A.............................   183,954,815         12,410,750         6,772,886            4,200,243
    Class B.............................   108,980,852         (5,227,318)        4,010,993            1,013,072
    Class Y.............................       178,805          4,111,255         2,141,787            3,710,776
    Class C.............................   100,490,961         26,057,561         6,005,228            2,265,090
                                          -------------   ------------------   ---------------   -------------------
  Net increase (decrease) from capital
   share transactions...................   393,605,433         37,352,248        18,930,894           11,189,181
                                          -------------   ------------------   ---------------   -------------------
  Net increase in net assets............   496,302,561        226,513,720        36,263,771           17,220,733
NET ASSETS:
  Beginning of period...................   497,388,744        698,638,678        71,736,684           56,020,588
                                          -------------   ------------------   ---------------   -------------------
  End of period.........................  $993,691,305       $925,152,398      $108,000,455          $73,241,321
                                          -------------   ------------------   ---------------   -------------------
                                          -------------   ------------------   ---------------   -------------------
  Accumulated undistributed
   (distribution in excess of) net
   investment income....................  $ (1,205,744)      $ (2,958,898)     $   (442,662)         $   212,130
                                          -------------   ------------------   ---------------   -------------------
                                          -------------   ------------------   ---------------   -------------------

                                                            THE HARTFORD    THE HARTFORD     THE HARTFORD
                                           THE HARTFORD      GROWTH AND      HIGH YIELD     GLOBAL LEADERS
                                            MIDCAP FUND      INCOME FUND        FUND             FUND
                                          ---------------   -------------   -------------   ---------------
OPERATIONS:
  Net investment income.................  $  (260,952)       $   (40,101)    $   786,457      $    42,932
  Net realized gain (loss)..............    5,632,901            394,981          31,894          810,775
  Net unrealized appreciation
   (depreciation) of investments........    7,059,392          3,333,766        (466,454)       1,200,505
                                          ---------------   -------------   -------------   ---------------
  Net increase (decrease) in net assets
   resulting from operations............   12,431,341          3,688,646         351,897        2,054,212
                                          ---------------   -------------   -------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................      --                 --             (429,102)        --
    Class B.............................      --                 --             (122,195)        --
    Class Y.............................      --                 --              (84,048)        --
    Class C.............................      --                 --             (152,242)        --
  From net realized gain on investments
    Class A.............................      (42,810)           --              --               (45,328)
    Class B.............................      (15,481)           --              --               (12,142)
    Class Y.............................       (8,016)           --              --                (4,450)
    Class C.............................       (8,785)           --              --               (13,851)
                                          ---------------   -------------   -------------   ---------------
  Total distributions...................      (75,092)           --             (787,587)         (75,771)
                                          ---------------   -------------   -------------   ---------------
CAPITAL SHARE TRANSACTIONS:
    Class A.............................   18,145,911         13,918,299       6,400,230       16,840,472
    Class B.............................    7,106,388          4,150,044       2,672,834        5,007,290
    Class Y.............................    4,201,223                512       1,269,431        1,584,811
    Class C.............................    8,227,699          6,044,251       4,201,999        5,903,071
                                          ---------------   -------------   -------------   ---------------
  Net increase (decrease) from capital
   share transactions...................   37,681,221         24,113,106      14,544,494       29,335,644
                                          ---------------   -------------   -------------   ---------------
  Net increase in net assets............   50,037,470         27,801,752      14,108,804       31,314,085
NET ASSETS:
  Beginning of period...................   37,524,786         18,770,278      14,141,284        5,165,723
                                          ---------------   -------------   -------------   ---------------
  End of period.........................  $87,562,256        $46,572,030     $28,250,088      $36,479,808
                                          ---------------   -------------   -------------   ---------------
                                          ---------------   -------------   -------------   ---------------
  Accumulated undistributed
   (distribution in excess of) net
   investment income....................  $  (260,951)       $   (40,101)    $    17,202      $    43,241
                                          ---------------   -------------   -------------   ---------------
                                          ---------------   -------------   -------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           THE HARTFORD     THE HARTFORD                     THE HARTFORD
                               MONEY        BOND INCOME      THE HARTFORD    DIVIDEND AND
                            MARKET FUND    STRATEGY FUND    ADVISERS FUND     GROWTH FUND
                           -------------   --------------   --------------   -------------
OPERATIONS:
  Net investment
   income................   $ 1,715,610      $ 2,794,355     $  5,421,704    $  1,939,182
  Net realized gains
   (losses)..............           678          615,427       12,814,094       1,355,479
  Net change in
   unrealized
   appreciation of
   investments...........       --               574,704       53,719,779      24,268,127
                           -------------   --------------   --------------   -------------
  Net increase in net
   assets resulting from
   operations............     1,716,288        3,984,486       71,955,577      27,562,788
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class A..............    (1,250,248)      (1,856,234)      (3,501,112)     (1,330,894)
    Class B..............      (293,833)        (465,495)      (1,575,666)       (278,341)
    Class Y..............      (158,226)        (415,556)        (964,943)       (188,063)
    Class C..............       (13,303)         (49,319)        (335,363)        (40,654)
  From net realized gains
   on investments
    Class A..............          (458)        (332,756)      (4,769,981)       (660,247)
    Class B..............          (148)        (110,679)      (3,555,678)       (402,501)
    Class Y..............           (60)         (72,826)        (915,537)        (66,070)
    Class C..............           (12)         (28,241)      (1,043,179)        (21,621)
  From capital
    Class A..............       --              --               --               --
    Class B..............       --              --               --               --
    Class Y..............       --              --               --               --
    Class C..............       --              --               --               --
CAPITAL SHARE
 TRANSACTIONS:
    Class A..............     6,845,426       18,077,755      189,233,392     100,464,774
    Class B..............     7,486,854       10,923,635      181,342,293      66,777,347
    Class Y..............     2,682,545        5,928,169       10,589,232       1,867,464
    Class C..............     1,203,354        5,427,294       52,992,750       9,091,056
                           -------------   --------------   --------------   -------------
  Net increase in net
   assets................    18,218,179       41,010,233      489,451,785     202,775,038
NET ASSETS:
  Beginning of period....    29,665,217       39,090,082      177,740,474     114,843,621
                           -------------   --------------   --------------   -------------
  End of period..........   $47,883,396      $80,100,315     $667,192,259    $317,618,659
                           -------------   --------------   --------------   -------------
                           -------------   --------------   --------------   -------------
  Accumulated
   undistributed
   (distribution in
   excess of) net
   investment income.....   $   --           $    60,865     $        248    $    148,410
                           -------------   --------------   --------------   -------------
                           -------------   --------------   --------------   -------------

  * From inception April 30, 1998, to December 31, 1998.
 ** From inception September 30, 1998, to December 31, 1998.
*** This amount represents seed money deposited in the fund on December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                              THE HARTFORD      THE HARTFORD       THE HARTFORD
                           THE HARTFORD         CAPITAL             SMALL          INTERNATIONAL       THE HARTFORD
                            STOCK FUND     APPRECIATION FUND    COMPANY FUND    OPPORTUNITIES FUND      MIDCAP FUND
                           -------------   ------------------   -------------   -------------------   ---------------
OPERATIONS:
  Net investment
   income................  $   (890,834)      $ (5,794,332)      $  (454,318)       $   273,645       $  (174,148)
  Net realized gains
   (losses)..............     5,767,222        (15,459,825)       (4,257,930)        (1,992,573)          129,529
  Net change in
   unrealized
   appreciation of
   investments...........    65,840,333         32,090,327        10,894,769          5,627,451         4,771,974
                           -------------   ------------------   -------------   -------------------   ---------------
  Net increase in net
   assets resulting from
   operations............    70,716,721         10,836,170         6,182,521          3,908,523         4,727,355
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class A..............       --               --                  --                 (41,500)          --
    Class B..............       --               --                  --               --                  --
    Class Y..............       --               --                  --                 (37,687)          --
    Class C..............       --               --                  --                  (3,377)          --
  From net realized gains
   on investments
    Class A..............    (2,436,707)        (2,172,667)         (271,473)         --                  --
    Class B..............    (1,709,941)        (1,804,600)         (131,872)         --                  --
    Class Y..............       (74,780)          (169,843)         (103,247)         --                  --
    Class C..............      (499,945)         --                  --               --                  --
  From capital
    Class A..............       (98,443)         --                  --               --                  --
    Class B..............       (69,082)         --                  --               --                  --
    Class Y..............        (3,021)         --                  --               --                  --
    Class C..............       (20,198)         --                  --               --                  --
CAPITAL SHARE
 TRANSACTIONS:
    Class A..............   164,791,250        127,426,826        15,445,033         14,249,167        19,029,730
    Class B..............   126,414,554        116,849,576         7,306,977          3,691,053         6,757,968
    Class Y..............       690,373         (3,521,427)        2,803,478          3,654,992         3,069,631
    Class C..............    33,120,833         13,508,727         2,358,036          1,288,344           940,059
                           -------------   ------------------   -------------   -------------------   ---------------
  Net increase in net
   assets................   390,821,614        260,952,762        33,589,453         26,709,515        34,524,743
NET ASSETS:
  Beginning of period....   106,567,130        437,685,916        38,147,231         29,311,073         3,000,043***
                           -------------   ------------------   -------------   -------------------   ---------------
  End of period..........  $497,388,744       $698,638,678       $71,736,684        $56,020,588       $37,524,786
                           -------------   ------------------   -------------   -------------------   ---------------
                           -------------   ------------------   -------------   -------------------   ---------------
  Accumulated
   undistributed
   (distribution in
   excess of) net
   investment income.....  $    --            $    (20,872)      $       831        $    73,679       $   --
                           -------------   ------------------   -------------   -------------------   ---------------
                           -------------   ------------------   -------------   -------------------   ---------------

                           THE HARTFORD    THE HARTFORD     THE HARTFORD
                            GROWTH AND      HIGH YIELD     GLOBAL LEADERS
                           INCOME FUND*       FUND**           FUND**
                           -------------   -------------   ---------------
OPERATIONS:
  Net investment
   income................   $     1,435     $   222,288       $   (2,920)
  Net realized gains
   (losses)..............      (142,973)          3,092          192,108
  Net change in
   unrealized
   appreciation of
   investments...........     2,341,672         168,889          822,402
                           -------------   -------------   ---------------
  Net increase in net
   assets resulting from
   operations............     2,200,134         394,269        1,011,590
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class A..............        (1,118)       (131,217)        --
    Class B..............          (139)        (29,122)        --
    Class Y..............           (72)        (17,821)        --
    Class C..............          (106)        (25,775)        --
  From net realized gains
   on investments
    Class A..............       --              --               (85,972)
    Class B..............       --              --               (11,627)
    Class Y..............       --              --               (10,428)
    Class C..............       --              --               (12,093)
  From capital
    Class A..............       (13,420)        --              --
    Class B..............        (1,667)        --              --
    Class Y..............          (868)        --              --
    Class C..............        (1,271)        --              --
CAPITAL SHARE
 TRANSACTIONS:
    Class A..............     9,822,522       8,391,345        3,137,747
    Class B..............     3,098,120       2,290,229          398,757
    Class Y..............       340,604       1,017,821          310,428
    Class C..............     3,327,559       2,251,555          427,321
                           -------------   -------------   ---------------
  Net increase in net
   assets................    18,770,278      14,141,284        5,165,723
NET ASSETS:
  Beginning of period....       --              --              --
                           -------------   -------------   ---------------
  End of period..........   $18,770,278     $14,141,284       $5,165,723
                           -------------   -------------   ---------------
                           -------------   -------------   ---------------
  Accumulated
   undistributed
   (distribution in
   excess of) net
   investment income.....   $   --          $    18,333       $      511
                           -------------   -------------   ---------------
                           -------------   -------------   ---------------

  * From inception April 30, 1998, to December 31, 1998.
 ** From inception September 30, 1998, to December 31, 1998.
*** This amount represents seed money deposited in the fund on December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1999 (UNAUDITED)

 1.  ORGANIZATION:

     The Hartford Mutual Funds, Inc. (the Company) is an open-end management investment company comprised of twelve diversified portfolios (each a "Fund" or together the "Funds"). The Funds are The Hartford Money Market Fund, The Hartford Bond Income Strategy Fund, The Hartford Advisers Fund, The Hartford Dividend and Growth Fund, The Hartford Stock Fund, The Hartford Capital Appreciation Fund, The Hartford Small Company Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Growth and Income Fund, The Hartford High Yield Fund and The Hartford Global Leaders Fund. The Company was organized under the laws of the State of Maryland and was registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

     The Funds and their investment objectives are listed below:

The Hartford Money Market Fund            --   Seeks maximum current income consistent
 (Money Market Fund)                           with liquidity and preservation of
                                               capital.

The Hartford Bond Income Strategy Fund    --   Seeks a high level of current income
 (Bond Income Strategy Fund)                   consistent with a competitive total
                                               return, as compared to bond funds with
                                               similar investment objectives and
                                               policies, by investing primarily in debt
                                               securities.

The Hartford Advisers Fund                --   Seeks maximum long-term total rate of
 (Advisers Fund)                               return by investing in common stocks and
                                               other equity securities, bonds and other
                                               debt securities and money market
                                               instruments.

The Hartford Dividend and Growth Fund     --   Seeks a high level of current income
 (Dividend and Growth Fund)                    consistent with growth of capital by
                                               investing primarily in equity
                                               securities.

The Hartford Stock Fund                   --   Seeks long-term growth of capital with
 (Stock Fund)                                  income as a secondary consideration by
                                               investing primarily in equity
                                               securities.

The Hartford Capital Appreciation Fund    --   Seeks maximum capital appreciation by
 (Capital Appreciation Fund)                   investing in stocks of small, medium and
                                               large companies.

The Hartford Small Company Fund           --   Seeks maximum capital appreciation by
 (Small Company Fund)                          investing primarily in stocks of
                                               companies with market capitalizations
                                               within the range represented by the
                                               Russell 2000 Index.

The Hartford International Opportunities  --   Seeks growth of capital by investing
 Fund                                          primarily in equity securities issued by
 (International Opportunities Fund)            non-U.S. companies.

The Hartford MidCap Fund                  --   Seeks to achieve long-term capital
 (MidCap Fund)                                 growth through capital appreciation by
                                               investing primarily in equity
                                               securities.

The Hartford Growth and Income Fund       --   Seeks growth of capital and current
 (Growth and Income Fund)                      income by investing primarily in equity
                                               securities with earnings growth
                                               potential and steady or rising
                                               dividends.

The Hartford High Yield Fund              --   Seeks high current income, growth of
 (High Yield Fund)                             capital is a secondary objective.

The Hartford Global Leaders Fund          --   Seeks growth of capital by investing
 (Global Leaders Fund)                         primarily in high-quality U.S. and
                                               non-U.S. companies.

     Each Fund is divided into Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end load sales charge of up to 5.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held. Class C Shares are sold with a front-end load sales charge of up to 1% and a deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses which may affect performance.

______________________________________ 52 ______________________________________

 2.  SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) SECURITY VALUATION--Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in the Money Market Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. The Hartford Bond Income Strategy Fund, The Hartford Advisers Fund, The Hartford Dividend and Growth Fund, The Hartford Stock Fund, The Hartford Capital Appreciation Fund, The Hartford Small Company Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Growth and Income Fund, The Hartford High Yield Fund, and The Hartford Global Leaders Fund, short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

       Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then such securities are valued at the mean between the bid and asked prices. The difference between amortized cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in shareholders' equity.

       Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. (See note 2 f)

    c) FOREIGN CURRENCY TRANSACTIONS--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates on the date translated. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

       The funds do not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

       Net realized and unrealized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid are reported as net realized gain (loss) on foreign currency transactions and net unrealized appreciation (depreciation) on translation of other assets and liabilities in foreign currencies, respectively.

    d) REPURCHASE AGREEMENTS--A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

    e) JOINT TRADING ACCOUNT--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO) or Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

______________________________________ 53 ______________________________________

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

    f) FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS--The Funds enter into futures contracts to retain their cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

       At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

       The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option purchased as of the end of the reporting period. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid to buy the call.

       The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets, which increases the funds return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. The Fund's option activity was as follows as of June 30, 1999:

                         THE HARTFORD DIVIDEND AND GROWTH FUND
                      OPTIONS CONTRACTS WRITTEN DURING THE PERIOD

                                          NUMBER OF       PREMIUM
CALL WRITES                               CONTRACTS   DOLLAR AMOUNTS
----------------------------------------  ---------   ---------------
Beginning of Period.....................       757       $  67,058
During the Period.......................     3,101         281,720
Expired during the period...............    (2,624)       (242,061)
Closed during the period................      (778)        (61,154)
Exercised during the period.............       (69)         (5,934)
                                          ---------   ---------------
Balance at the end of period............       387       $  39,629
                                          ---------   ---------------
                                          ---------   ---------------

    g) FORWARD FOREIGN CURRENCY CONTRACTS--As of June 30, 1999, the International Opportunities Fund and the Global Leaders Fund entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

       Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets. In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

    h) FEDERAL INCOME TAXES--For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the

______________________________________ 54 ______________________________________
       requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    i) FUND SHARE VALUATION AND DIVIDEND DISTRIBUTIONS TO SHAREHOLDERS--Orders for the Funds' shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

       Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Stock Fund, the Capital Appreciation Fund, the Small Company Fund, the International Opportunities Fund, the MidCap Fund, and the Global Leaders Fund will be declared and paid annually; dividends from net investment income of the Advisers Fund, the Dividend and Growth Fund, and the Growth and Income Fund will be declared and paid quarterly; dividends from the net investment income of the Bond Income Strategy Fund, and the High Yield Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

       Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, losses deferred due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts (see Note 8).

    j) ORGANIZATIONAL COSTS--Costs incurred by the Funds in connection with their organization have been deferred and are being amortized on a straight line basis over five years. The unamortized deferred organizational costs of each Fund as of June 30, 1999, are included in the excess of cash, receivables and other assets over liabilities or the excess of liabilities over cash, receivables and other assets, as applicable, in each Fund's Statement of Net Assets.

    k) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    l) RESTRICTED SECURITIES--Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for the Money Market Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

       At June 30, 1999, the Funds held the following restricted securities (excluding 144A issues):

                                                                                              PERCENTAGE OF
                                                     ACQUISITION   ACQUISITION     MARKET        FUND'S
FUND                               SECURITY             DATE           COST         VALUE      NET ASSETS
-------------------------  ------------------------  -----------   ------------   ---------   -------------
Capital Appreciation
 Fund....................  SGW Holdings Corporation    8/15/97      $ 2,000,001   $ 193,536       0.02%
Small Company Fund.......  SGW Holdings Corporation    8/15/97      $    88,996   $   8,612       0.01%

 3.  EXPENSES:

    a) INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS--Hartford Investment Financial Services Company (HIFSCO), a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Advisory Agreement dated March 3, 1997. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Company. HIFSCO has contracted with Wellington for the provision of day to day management services to the Advisers Fund,

______________________________________ 55 ______________________________________

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)
       Dividend and Growth Fund, Stock Fund, Capital Appreciation Fund, Small Company Fund, International Opportunities Fund, MidCap Fund, Growth and Income Fund, and Global Leaders Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with HIMCO, a wholly owned subsidiary of The Hartford, for the provision of day to day investment management service for the Money Market Fund, Bond Income Strategy Fund, and High Yield Fund. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington or HIMCO.

       The schedule below reflects the rates of compensation paid to HIFSCO for services rendered:

                               MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                            ANNUAL FEE
--------------------------------------------------  ----------
On first $500 million                                   .50%
On next $500 million                                    .45%
Over $1 billion                                         .40%

                           BOND INCOME STRATEGY FUND

AVERAGE DAILY NET ASSETS                            ANNUAL FEE
--------------------------------------------------  ----------
On first $500 million                                   .65%
On next $500 million                                    .55%
Over $1 billion                                         .50%

                            ADVISERS, HIGH YIELD AND
                           DIVIDEND AND GROWTH FUNDS

AVERAGE DAILY NET ASSETS                            ANNUAL FEE
--------------------------------------------------  ----------
On first $500 million                                   .75%
On next $500 million                                    .65%
Over $1 billion                                         .60%

                        CAPITAL APPRECIATION, STOCK AND
                            GROWTH AND INCOME FUNDS

AVERAGE DAILY NET ASSETS                            ANNUAL FEE
--------------------------------------------------  ----------
On first $500 million                                   .80%
On next $500 million                                    .70%
Over $1 billion                                         .65%

                          SMALL COMPANY, INTERNATIONAL
                       OPPORTUNITIES, GLOBAL LEADERS AND
                                  MIDCAP FUNDS

AVERAGE DAILY NET ASSETS                            ANNUAL FEE
--------------------------------------------------  ----------
On first $500 million                                   .85%
On next $500 million                                    .75%
Over $1 billion                                         .70%

    b) DISTRIBUTION AND SERVICE PLAN FOR CLASS A B AND C SHARES--Hartford Investment Financial Services Company (HIFSCO), an indirect majority-owned subsidiary of The Hartford, was the principal underwriter and distributor of the Funds. HIFSCO is solely engaged in distribution activities which include marketing, distribution and clearing of shares through broker-dealers, financing distribution costs, supervising the activities of the transfer agent and maintaining financial books and records. During the period ended June 30, 1999, the following revenues were received by HSD and HIFSCO:

FRONT-END LOAD    CONTINGENT DEFERRED
SALES CHARGE          SALES CHARGE
---------------   --------------------
  $23,072,880          $2,338,120

       The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for the distribution of Class A, Class B and Class C shares and servicing the accounts of Class A, Class B and Class C shareholders. The Class A plan provides for periodic payments to brokers who provide services to accounts that hold Class A shares and for promotional and other sales related costs. The Distributor is compensated at an annual rate that may not exceed 0.35% of the average daily net asset value of Class A shares of the Fund, some or all of which may be remitted to brokers. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. The Class A Rule 12b-1 fee for each Fund has been voluntarily capped at 0.30%. The cap may be removed at any time after such

______________________________________ 56 ______________________________________
       date. Some or all of the 12b-1 fee for Class B shares may be paid to broker-dealers for distribution and/or shareholder account services. Under the Class B plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is intended as a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. For Class C shares, some or all of the fee may be re-allocated to broker-dealers for distribution and/or shareholder account services. Under the Class C plan, the Fund pays the Distributor 1.00% of the average daily new assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses.

    c) OPERATING EXPENSES--Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund. The Hartford has voluntarily agreed to limit the total operating expenses of the Class A, B, C and Y shares of all the Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least April 30, 1999 as follows:

FUND                            CLASS A   CLASS B   CLASS C   CLASS Y
------------------------------  -------   -------   -------   -------
Money Market Fund.............    1.00%     1.70%     1.70%     0.55%
Bond Income Strategy Fund.....    1.25%     1.95%     1.95%     0.80%
Advisers Fund.................    1.40%     2.10%     2.10%     0.95%
Dividend and Growth Fund......    1.40%     2.10%     2.10%     0.95%
Stock Fund....................    1.45%     2.15%     2.15%     1.00%
Capital Appreciation Fund.....    1.45%     2.15%     2.15%     1.00%
Small Company Fund............    1.45%     2.15%     2.15%     1.00%
International Opportunities
 Fund.........................    1.65%     2.35%     2.35%     1.20%
MidCap Fund...................    1.45%     2.15%     2.15%     1.00%
Growth and Income Fund........    1.45%     2.15%     2.15%     1.00%
High Yield Fund...............    1.40%     2.10%     2.10%     0.95%
Global Leaders Fund...........    1.65%     2.35%     2.35%     1.20%

       Such voluntary and temporary fee waivers and expense limitation arrangements may be terminated by the Hartford at any time without notice.

       Amounts incurred which exceed the above limits are deducted from expenses and are reported as expense waivers and reimbursements on the Statement of Operations.

    d) OTHER RELATED PARTY TRANSACTIONS--The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting, to the Funds. Certain officers of the Funds are Directors and/or officers of HIFSCO, HIMCO, HSD and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Funds.

    e) EXPENSE OFFSET--The funds have entered into certain expense offset arrangements with the Custodian bank. The amount of the Funds' expense reductions is shown on the accompanying Statement of Operations as Custodian expense offset.

 4.  AFFILIATE HOLDINGS:

     As of June 30, 1999, affiliates of The Hartford had ownership of shares in the Funds as follows:

FUND                             CLASS A    CLASS B   CLASS C  CLASS Y
------------------------------  ---------  ---------  -------  -------
Money Market Fund.............  9,131,633  2,143,732   10,323      146
Bond Income Strategy Fund.....  2,331,334    312,272      981  210,532
Advisers Fund.................     --         --          673    --
Dividend and Growth Fund......     --         --          637    --
Stock Fund....................      3,765      1,993      551  298,104
Capital Appreciation Fund.....     --         --          508    --
Small Company Fund............      6,641    297,163      800   38,962
International Opportunities
 Fund.........................     --        127,349      819  184,712
MidCap Fund...................    210,191     60,055      891   30,027
Growth and Income Fund........    210,522     60,057      988   30,098
High Yield Fund...............    737,567    104,874  104,880  105,593
Global Leaders Fund...........    216,547     30,937   30,937   30,934

______________________________________ 57 ______________________________________

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

 5.  INVESTMENT TRANSACTIONS:

     For the six months ended June 30, 1999, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                      COST OF PURCHASES    PROCEEDS FROM SALES
----------------------------------------  ------------------   --------------------
Bond Income Strategy Fund...............     $ 85,505,592          $ 55,105,607
Advisers Fund...........................      659,879,940           176,724,637
Dividend and Growth Fund................      154,019,363           101,502,086
Stock Fund..............................      547,338,116           135,018,911
Capital Appreciation Fund...............      843,429,023           823,492,980
Small Company Fund......................       99,844,831            81,946,301
International Opportunities Fund........       46,800,080            40,564,366
MidCap Fund.............................       61,694,423            26,129,588
Growth and Income Fund..................       27,892,325             6,212,120
High Yield Fund.........................       18,704,263             4,963,577
Global Leaders Fund.....................       44,405,611            17,122,448

 6.  TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:

     As of June 30, 1999, the aggregate gross unrealized appreciation and depreciation of all investments, based on cost for federal income tax purposes, was as follows:

                                                AGGREGATE GROSS    AGGREGATE GROSS
                                                   UNREALIZED         UNREALIZED      NET UNREALIZED
FUND                               TAX COST       APPRECIATION       DEPRECIATION      APPRECIATION
------------------------------  --------------  ----------------   ----------------   ---------------
Bond Income Strategy Fund.....  $  108,372,619    $    329,088       $ (3,332,261)      $  (3,003,173)
Advisers Fund.................   1,115,045,754     144,933,394        (23,236,606)        121,696,788
Dividend and Growth Fund......     352,729,934      55,638,372         (8,891,955)         46,746,417
Stock Fund....................     884,288,013     177,155,539        (12,237,305)        164,918,234
Capital Appreciation Fund.....     813,324,751     158,013,587        (56,005,926)        102,007,661
Small Company Fund............      98,910,743      16,715,339         (3,994,825)         12,720,514
International Opportunities
 Fund.........................      66,241,518       7,182,272         (2,165,624)          5,016,648
Midcap Fund...................      79,741,155      13,079,860         (1,489,844)         11,590,016
Growth & Income...............      40,609,132       6,195,627           (625,900)          5,569,727
High Yield Fund...............      27,547,223         293,517           (593,201)           (299,684)
Global Leaders Fund...........      35,341,252       2,505,863           (604,356)          1,901,507

 7.  CAPITAL SHARE TRANSACTIONS:

     The following information is for the six months ended June 30, 1999:

                                                          BOND INCOME STRATEGY
                                MONEY MARKET FUND                 FUND                  ADVISERS FUND
                           ---------------------------  ------------------------  -------------------------
                              SHARES        AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                           ------------  -------------  ----------  ------------  ----------  -------------
CLASS A
Shares sold..............   128,493,633  $ 128,493,633   1,835,077  $ 19,349,313  13,348,896  $ 216,132,441
Shares issued on
 reinvestment of
 distributions...........       772,405        772,405     132,270     1,378,813     261,954      4,231,246
Shares redeemed..........  (122,847,994)  (122,847,994)   (764,814)   (8,045,771) (1,615,341)   (26,231,802)
                           ------------  -------------  ----------  ------------  ----------  -------------
Net Increase.............     6,418,044  $   6,418,044   1,202,533  $ 12,682,355  11,995,509  $ 194,131,885
                           ------------  -------------  ----------  ------------  ----------  -------------
                           ------------  -------------  ----------  ------------  ----------  -------------

                            DIVIDEND AND GROWTH FUND           STOCK FUND          CAPITAL APPRECIATION FUND
                           ---------------------------  -------------------------  -------------------------
                              SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           ------------  -------------  -----------  ------------  ----------  -------------
CLASS A
Shares sold..............     2,725,060  $  46,059,808   10,126,822  $212,426,034   6,590,114  $ 151,198,260
Shares issued on
 reinvestment of
 distributions...........        60,760      1,024,470      --            --                5            108
Shares redeemed..........    (1,032,609)   (17,477,546)  (1,355,869)  (28,471,219) (6,137,146)  (138,787,618)
                           ------------  -------------  -----------  ------------  ----------  -------------
Net Increase.............     1,753,211  $  29,606,732    8,770,953  $183,954,815     452,973  $  12,410,750
                           ------------  -------------  -----------  ------------  ----------  -------------
                           ------------  -------------  -----------  ------------  ----------  -------------

______________________________________ 58 ______________________________________

                                                          INTERNATIONAL
                              SMALL COMPANY FUND       OPPORTUNITIES FUND           MIDCAP FUND
                           ------------------------  -----------------------  ------------------------
                             SHARES       AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ---------  ------------  ----------  ------------
CLASS A
Shares sold..............   1,101,026  $ 15,814,453    932,205  $ 11,767,947   1,548,604  $ 21,232,849
Shares issued on
 reinvestment of
 distributions...........      --           --           3,864        50,615       2,892        42,168
Shares redeemed..........    (651,985)   (9,041,567)  (603,615)   (7,618,319)   (244,005)   (3,129,106)
                           ----------  ------------  ---------  ------------  ----------  ------------
Net Increase.............     449,041  $  6,772,886    332,454  $  4,200,243   1,307,491  $ 18,145,911
                           ----------  ------------  ---------  ------------  ----------  ------------
                           ----------  ------------  ---------  ------------  ----------  ------------

                            GROWTH AND INCOME FUND       HIGH YIELD FUND        GLOBAL LEADERS FUND
                           ------------------------  -----------------------  ------------------------
                             SHARES       AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ---------  ------------  ----------  ------------
CLASS A
Shares sold..............   1,225,787  $ 14,781,016    636,024  $  6,511,982   1,262,190  $ 17,158,195
Shares issued on
 reinvestment of
 distributions...........      --           --          40,884       416,034       3,211        44,626
Shares redeemed..........     (71,546)     (862,717)   (51,676)     (527,786)    (26,747)     (362,349)
                           ----------  ------------  ---------  ------------  ----------  ------------
Net Increase.............   1,154,241  $ 13,918,299    625,232  $  6,400,230   1,238,654  $ 16,840,472
                           ----------  ------------  ---------  ------------  ----------  ------------
                           ----------  ------------  ---------  ------------  ----------  ------------

                                                      BOND INCOME STRATEGY
                              MONEY MARKET FUND               FUND                 ADVISERS FUND
                           ------------------------  -----------------------  ------------------------
                             SHARES       AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ---------  ------------  ----------  ------------
CLASS B
Shares sold..............  14,339,763  $ 14,339,763    955,805  $ 10,029,129  12,025,410  $192,990,873
Shares issued on
 reinvestment of
 distributions...........     260,421       260,421     37,136       385,462     140,206     2,247,505
Shares redeemed..........  (8,452,758)   (8,452,758)  (445,727)   (4,673,562) (1,009,510)  (16,209,900)
                           ----------  ------------  ---------  ------------  ----------  ------------
Net Increase.............   6,147,426  $  6,147,426    547,214  $  5,741,029  11,156,106  $179,028,478
                           ----------  ------------  ---------  ------------  ----------  ------------
                           ----------  ------------  ---------  ------------  ----------  ------------

                                                                                CAPITAL APPRECIATION
                           DIVIDEND AND GROWTH FUND        STOCK FUND                   FUND
                           ------------------------  -----------------------  ------------------------
                             SHARES       AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ---------  ------------  ----------  ------------
CLASS B
Shares sold..............   1,065,010  $ 17,798,228  5,989,494  $123,353,784   1,568,292  $ 35,159,678
Shares issued on
 reinvestment of
 distributions...........      10,174       170,339     --           --           --           --
Shares redeemed..........    (598,390)  (10,004,457)  (698,129)  (14,372,932) (1,856,094)  (40,386,996)
                           ----------  ------------  ---------  ------------  ----------  ------------
Net Increase.............     476,794  $  7,964,110  5,291,365  $108,980,852    (287,802) $ (5,277,318)
                           ----------  ------------  ---------  ------------  ----------  ------------
                           ----------  ------------  ---------  ------------  ----------  ------------

                                                          INTERNATIONAL
                              SMALL COMPANY FUND       OPPORTUNITIES FUND           MIDCAP FUND
                           ------------------------  -----------------------  ------------------------
                             SHARES       AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ---------  ------------  ----------  ------------
CLASS B
Shares sold..............     405,786  $  5,719,848    168,632  $  2,085,044     577,887  $  7,933,093
Shares issued on
 reinvestment of
 distributions...........      --           --          --           --            1,055        15,225
Shares redeemed..........    (127,425)   (1,708,859)   (87,357)   (1,071,972)    (63,158)     (841,930)
                           ----------  ------------  ---------  ------------  ----------  ------------
Net Increase.............     278,361  $  4,010,993     81,275  $  1,013,072     515,784  $  7,106,388
                           ----------  ------------  ---------  ------------  ----------  ------------
                           ----------  ------------  ---------  ------------  ----------  ------------

______________________________________ 59 ______________________________________

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

                            GROWTH AND INCOME FUND       HIGH YIELD FUND          GLOBAL LEADERS FUND
                           ------------------------  ------------------------  --------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                           ----------  ------------  ----------  ------------  -----------  -------------
CLASS B
Shares sold..............     366,517  $  4,386,189     298,135  $  3,044,138      375,166  $   5,100,863
Shares issued on
 reinvestment of
 distributions...........      --           --            8,100        82,366          871         12,040
Shares redeemed..........     (19,447)     (236,145)    (44,325)     (453,670)      (7,681)      (105,613)
                           ----------  ------------  ----------  ------------  -----------  -------------
Net Increase.............     347,070  $  4,150,044     261,910  $  2,672,834      368,356  $   5,007,290
                           ----------  ------------  ----------  ------------  -----------  -------------
                           ----------  ------------  ----------  ------------  -----------  -------------

                                                       BOND INCOME STRATEGY
                              MONEY MARKET FUND                FUND                  ADVISERS FUND
                           ------------------------  ------------------------  --------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                           ----------  ------------  ----------  ------------  -----------  -------------
CLASS C
Shares sold..............   6,078,512  $  6,078,512   1,755,353  $ 17,892,359   21,786,996  $ 264,306,801
Shares issued on
 reinvestment of
 distributions...........      41,966        41,966      20,158       207,993       69,968      1,132,125
Shares redeemed..........  (3,286,760)   (3,286,760) (1,071,260)  (10,823,429) (10,760,840)  (113,317,599)
                           ----------  ------------  ----------  ------------  -----------  -------------
Net Increase.............   2,833,718  $  2,833,718     704,251  $  7,276,923   11,096,124  $ 152,121,327
                           ----------  ------------  ----------  ------------  -----------  -------------
                           ----------  ------------  ----------  ------------  -----------  -------------

                           DIVIDEND AND GROWTH FUND         STOCK FUND         CAPITAL APPRECIATION FUND
                           ------------------------  ------------------------  --------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                           ----------  ------------  ----------  ------------  -----------  -------------
CLASS C
Shares sold..............   2,302,419  $ 28,233,331  10,835,991  $156,603,045    3,373,767  $  47,599,785
Shares issued on
 reinvestment of
 distributions...........       2,842        47,683           2            16      --            --
Shares redeemed..........  (1,296,272)  (13,253,841) (5,209,850)  (56,112,099)  (1,997,577)   (21,542,225)
                           ----------  ------------  ----------  ------------  -----------  -------------
Net Increase.............   1,008,989  $ 15,027,183   5,626,143  $100,490,962    1,376,190  $  26,057,560
                           ----------  ------------  ----------  ------------  -----------  -------------
                           ----------  ------------  ----------  ------------  -----------  -------------

                                                          INTERNATIONAL
                              SMALL COMPANY FUND        OPPORTUNITIES FUND            MIDCAP FUND
                           ------------------------  ------------------------  --------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                           ----------  ------------  ----------  ------------  -----------  -------------
CLASS C
Shares sold..............     835,754  $ 10,003,733     391,884  $  4,208,098      768,675  $  10,022,225
Shares issued on
 reinvestment of
 distributions...........      --           --              376         4,844          582          8,368
Shares redeemed..........    (382,223)   (3,998,505)   (201,426)   (1,947,852)    (165,949)    (1,802,924)
                           ----------  ------------  ----------  ------------  -----------  -------------
Net Increase.............     453,531  $  6,005,228     190,834  $  2,265,090      603,308  $   8,227,699
                           ----------  ------------  ----------  ------------  -----------  -------------
                           ----------  ------------  ----------  ------------  -----------  -------------

______________________________________ 60 ______________________________________

                            GROWTH AND INCOME FUND       HIGH YIELD FUND          GLOBAL LEADERS FUND
                           ------------------------  ------------------------  --------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                           ----------  ------------  ----------  ------------  -----------  -------------
CLASS C
Shares sold..............     906,871  $ 10,596,983     479,626  $  4,904,580      439,455  $   5,956,065
Shares issued on
 reinvestment of
 distributions...........      --           --           13,402       136,302          958         13,255
Shares redeemed..........    (407,291)   (4,552,732)    (82,486)     (838,883)      (4,776)       (66,250)
                           ----------  ------------  ----------  ------------  -----------  -------------
Net Increase.............     499,580  $  6,044,251     410,542  $  4,201,999      435,637  $   5,903,070
                           ----------  ------------  ----------  ------------  -----------  -------------
                           ----------  ------------  ----------  ------------  -----------  -------------

                                                    BOND INCOME STRATEGY
                              MONEY MARKET FUND             FUND               ADVISERS FUND
                           -----------------------  ---------------------  ---------------------
                             SHARES      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                           ----------  -----------  --------  -----------  --------  -----------
CLASS Y
Shares sold..............   8,547,258  $ 8,547,258   942,016  $ 9,914,876   418,194  $ 6,794,293
Shares issued on
 reinvestment of
 distributions...........     163,942      163,942    37,528      392,541    39,881      648,155
Shares redeemed..........  (6,496,924)  (6,496,924) (383,225)  (4,048,379) (190,564)  (3,128,347)
                           ----------  -----------  --------  -----------  --------  -----------
Net Increase.............   2,214,276  $ 2,214,276   596,319  $ 6,258,738   267,511  $ 4,314,101
                           ----------  -----------  --------  -----------  --------  -----------
                           ----------  -----------  --------  -----------  --------  -----------

                             DIVIDEND AND GROWTH                           CAPITAL APPRECIATION
                                    FUND                 STOCK FUND                FUND
                           -----------------------  ---------------------  ---------------------
                             SHARES      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                           ----------  -----------  --------  -----------  --------  -----------
CLASS Y
Shares sold..............     457,654  $ 7,759,404    13,909  $   295,022   300,080  $ 7,034,852
Shares issued on
 reinvestment of
 distributions...........       8,423      142,676     --         --          --         --
Shares redeemed..........    (163,215)  (2,800,547)   (5,494)    (116,217) (128,219)  (2,923,597)
                           ----------  -----------  --------  -----------  --------  -----------
Net Increase.............     302,862  $ 5,101,533     8,415  $   178,805   171,861  $ 4,111,255
                           ----------  -----------  --------  -----------  --------  -----------
                           ----------  -----------  --------  -----------  --------  -----------

                                                        INTERNATIONAL
                             SMALL COMPANY FUND      OPPORTUNITIES FUND         MIDCAP FUND
                           -----------------------  ---------------------  ---------------------
                             SHARES      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                           ----------  -----------  --------  -----------  --------  -----------
CLASS Y
Shares sold..............     353,058  $ 5,040,765   478,891  $ 6,099,317   380,566  $ 5,170,623
Shares issued on
 reinvestment of
 distributions...........      --          --          1,631       21,545       546        8,016
Shares redeemed..........    (205,289)  (2,898,978) (189,168)  (2,410,086)  (73,222)    (977,416)
                           ----------  -----------  --------  -----------  --------  -----------
Net Increase.............     147,769  $ 2,141,787   291,354  $ 3,710,776   307,890  $ 4,201,223
                           ----------  -----------  --------  -----------  --------  -----------
                           ----------  -----------  --------  -----------  --------  -----------

                           GROWTH AND INCOME FUND      HIGH YIELD FUND      GLOBAL LEADERS FUND
                           -----------------------  ---------------------  ---------------------
                             SHARES      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                           ----------  -----------  --------  -----------  --------  -----------
CLASS Y
Shares sold..............          48  $       590   204,954  $ 2,104,543   140,025  $ 1,912,280
Shares issued on
 reinvestment of
 distributions...........      --          --          8,239       84,047       319        4,450
Shares redeemed..........          (6)         (78)  (90,638)    (919,160)  (24,386)    (331,918)
                           ----------  -----------  --------  -----------  --------  -----------
Net Increase.............          42  $       512   122,555  $ 1,269,430   155,958  $ 1,584,811
                           ----------  -----------  --------  -----------  --------  -----------
                           ----------  -----------  --------  -----------  --------  -----------

______________________________________ 61 ______________________________________

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

     The following information is for the year ended December 31, 1998:

                                                        BOND INCOME STRATEGY
                               MONEY MARKET FUND                FUND                 ADVISERS FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS A
Shares sold..............   72,590,461  $ 72,590,461   2,217,207  $ 23,772,753  14,668,464  $216,723,178
Shares issued on
 reinvestment of
 distributions...........    1,109,430     1,109,430     197,172     2,108,757     534,467     8,159,366
Shares redeemed..........  (66,854,465)  (66,854,465)   (727,575)   (7,803,755) (2,419,880)  (35,649,152)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............    6,845,426  $  6,845,426   1,686,804  $ 18,077,755  12,783,051  $189,233,392
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                                                                                  CAPITAL APPRECIATION
                           DIVIDEND AND GROWTH FUND          STOCK FUND                   FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS A
Shares sold..............    7,385,119  $116,092,425  10,615,322  $188,034,558  11,038,450  $220,993,901
Shares issued on
 reinvestment of
 distributions...........      125,486     1,961,799     130,820     2,493,447     103,173     2,127,930
Shares redeemed..........   (1,137,735)  (17,589,450) (1,467,139)  (25,736,755) (5,002,856)  (95,695,005)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............    6,372,870  $100,464,774   9,279,003  $164,791,250   6,138,767  $127,426,826
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                                                           INTERNATIONAL
                              SMALL COMPANY FUND         OPPORTUNITIES FUND           MIDCAP FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS A
Shares sold..............    2,098,937  $ 25,705,200   1,561,672  $ 18,230,610   1,877,292  $ 20,232,636
Shares issued on
 reinvestment of
 distributions...........       19,781       255,555       3,432        40,680      --           --
Shares redeemed..........     (887,713)  (10,515,722)   (357,834)   (4,022,123)   (112,836)   (1,202,906)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............    1,231,005  $ 15,445,033   1,207,270  $ 14,249,167   1,764,456  $ 19,029,730
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                            GROWTH AND INCOME FUND        HIGH YIELD FUND         GLOBAL LEADERS FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS A
Shares sold..............      989,220  $ 10,007,211     827,597  $  8,285,112     290,399  $  3,051,775
Shares issued on
 reinvestment of
 distributions...........        1,522        14,537      12,984       130,321       7,152        85,972
Shares redeemed..........      (19,379)     (199,227)     (2,419)      (24,088)     --           --
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............      971,363  $  9,822,522     838,162  $  8,391,345     297,551  $  3,137,747
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

______________________________________ 62 ______________________________________

                                                        BOND INCOME STRATEGY
                               MONEY MARKET FUND                FUND                 ADVISERS FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS B
Shares sold..............   18,281,807  $ 18,281,807   1,343,487  $ 14,373,594  12,788,835  $188,280,059
Shares issued on
 reinvestment of
 distributions...........      245,990       245,990      47,193       503,881     319,674     4,856,441
Shares redeemed..........  (11,040,944)  (11,040,944)   (369,800)   (3,953,640)   (799,212)  (11,794,207)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............    7,486,854  $  7,486,854   1,020,880  $ 10,923,635  12,309,297  $181,342,293
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                                                                                  CAPITAL APPRECIATION
                           DIVIDEND AND GROWTH FUND          STOCK FUND                   FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS B
Shares sold..............    4,738,961  $ 74,046,718   7,718,134  $134,930,641   8,049,387  $161,848,122
Shares issued on
 reinvestment of
 distributions...........       42,146       645,761      90,591     1,697,807      84,258     1,714,921
Shares redeemed..........     (512,477)   (7,915,132)   (594,162)  (10,213,894) (2,499,822)  (46,713,467)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............    4,268,630  $ 66,777,347   7,214,563  $126,414,554   5,633,823  $116,849,576
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                                                           INTERNATIONAL
                              SMALL COMPANY FUND         OPPORTUNITIES FUND           MIDCAP FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS B
Shares sold..............      695,531  $  8,513,456     425,868  $  4,892,462     657,060  $  7,070,206
Shares issued on
 reinvestment of
 distributions...........        9,889       126,081           2            25      --           --
Shares redeemed..........     (109,150)   (1,332,560)   (107,860)   (1,201,434)    (29,393)     (312,238)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............      596,270  $  7,306,977     318,011  $  3,691,053     627,667  $  6,757,968
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                            GROWTH AND INCOME FUND        HIGH YIELD FUND         GLOBAL LEADERS FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS B
Shares sold..............      312,295  $  3,119,978     228,235  $  2,283,684      40,185  $    421,831
Shares issued on
 reinvestment of
 distributions...........          189         1,806       2,050        20,573         969        11,627
Shares redeemed..........       (2,494)      (23,663)     (1,382)      (14,028)     (2,743)      (34,701)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............      309,991  $  3,098,120     228,903  $  2,290,229      38,411  $    398,757
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                                                        BOND INCOME STRATEGY
                               MONEY MARKET FUND                FUND                 ADVISERS FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS C
Shares sold..............    2,584,648  $  2,584,648     577,572  $  5,816,789   5,386,522  $ 52,552,713
Shares issued on
 reinvestment of
 distributions...........        9,179         9,179       6,895        69,395     129,003     1,283,774
Shares redeemed..........   (1,390,473)    1,390,473)    (45,670)     (458,890)    (86,185)     (843,737)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............    1,203,354  $  1,203,354     538,797  $  5,427,294   5,429,340  $ 52,992,750
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

______________________________________ 63 ______________________________________

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

                                                                                  CAPITAL APPRECIATION
                           DIVIDEND AND GROWTH FUND          STOCK FUND                   FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS C
Shares sold..............      952,615  $  9,249,867   3,472,413  $ 33,293,936   1,549,815  $ 14,023,487
Shares issued on
 reinvestment of
 distributions...........        6,321        61,804      50,177       507,292      --           --
Shares redeemed..........      (22,367)     (220,615)    (73,495)     (680,394)    (57,413)     (514,760)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............      936,569  $  9,091,056   3,449,096  $ 33,120,833   1,492,402  $ 13,508,727
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                                                           INTERNATIONAL
                              SMALL COMPANY FUND         OPPORTUNITIES FUND           MIDCAP FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS C
Shares sold..............      269,600  $  2,413,522     144,221  $  1,288,663     104,562  $    989,561
Shares issued on
 reinvestment of
 distributions...........      --            --              353         3,362      --           --
Shares redeemed..........       (5,840)      (55,486)       (394)       (3,680)     (5,508)      (49,502)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............      263,760  $  2,358,036     144,180  $  1,288,344      99,054  $    940,059
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                            GROWTH AND INCOME FUND        HIGH YIELD FUND         GLOBAL LEADERS FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS C
Shares sold..............      339,082  $  3,403,834     223,263  $  2,238,547      39,826  $    415,228
Shares issued on
 reinvestment of
 distributions...........          128         1,202       2,376        23,878       1,008        12,093
Shares redeemed..........       (7,974)      (77,476)     (1,078)      (10,870)     --
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............      331,236  $  3,327,559     224,561  $  2,251,555      40,834  $    427,321
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                                                        BOND INCOME STRATEGY
                               MONEY MARKET FUND                FUND                 ADVISERS FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS Y
Shares sold..............   11,162,631  $ 11,162,631     782,903  $  8,441,971   1,028,339  $ 15,147,226
Shares issued on
 reinvestment of
 distributions...........      138,240       138,240      45,476       488,379     123,062     1,880,476
Shares redeemed..........   (8,618,326)   (8,618,326)   (279,284)   (3,002,181    (442,801)   (6,438,471)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............    2,682,545  $  2,682,545     549,095  $  5,928,169     708,600  $ 10,589,232
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                                                                                  CAPITAL APPRECIATION
                           DIVIDEND AND GROWTH FUND          STOCK FUND                   FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS Y
Shares sold..............      534,171  $  8,408,783      39,075  $    725,569     678,544  $ 13,618,020
Shares issued on
 reinvestment of
 distributions...........       16,122       254,131       4,044        77,800       8,140       169,470
Shares redeemed..........     (422,594)   (6,795,450)     (6,476)     (112,996)   (826,549)  (17,308,917)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase
 (decrease)..............      127,700  $  1,867,464      36,643  $    690,373    (139,865) $ (3,521,427)
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

______________________________________ 64 ______________________________________

                                                           INTERNATIONAL
                              SMALL COMPANY FUND         OPPORTUNITIES FUND           MIDCAP FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS Y
Shares sold..............      513,335  $  6,387,840     574,757  $  6,741,690     355,368  $  3,943,675
Shares issued on
 reinvestment of
 distributions...........        7,878       102,734       3,164        37,687      --           --
Shares redeemed..........     (296,016)   (3,687,096)   (275,192)   (3,124,385)    (81,834)     (874,044)
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............      225,198  $  2,803,478     302,729  $  3,654,992     273,535  $  3,069,631
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

                            GROWTH AND INCOME FUND        HIGH YIELD FUND         GLOBAL LEADERS FUND
                           -------------------------  ------------------------  ------------------------
                             SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           -----------  ------------  ----------  ------------  ----------  ------------
CLASS Y
Shares sold..............       33,554  $    339,664     100,000  $  1,000,000      30,000  $    300,000
Shares issued on
 reinvestment of
 distributions...........           98           940       1,776        17,821         867        10,428
Shares redeemed..........      --            --           --           --           --           --
                           -----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............       33,652  $    340,604     101,776  $  1,017,821      30,867  $    310,428
                           -----------  ------------  ----------  ------------  ----------  ------------
                           -----------  ------------  ----------  ------------  ----------  ------------

 8.  CAPITAL LOSS CARRYOVER:

     At December 31, 1998, (tax year-end) the following Funds had capital loss carry forwards for U.S. federal tax purposes of approximately:

                                                       YEAR OF
FUND                                        AMOUNT    EXPIRATION
----------------------------------------  ----------  ----------
Capital Appreciation Fund...............  $3,188,259     2006
International Income Strategy Fund......   1,727,302     2006
Dividend and Growth Fund................     108,720     2006
Stock Fund..............................   2,550,045     2006

 9.  EUROPEAN MONETARY UNION:

     On January 1, 1999, the European Monetary Union "EMU" introduced a new single currency, the euro, which will replace the national currencies of the participating members countries. Until 2002, the national currencies will continue to exist, but exchange rates will be tied to the euro. The introduction of the euro is likely to effect all stages of the investment process, including trading, foreign exchange and accounting. Because this change to a single currency is new, the introduction of the euro may result in market volatility and may effect the business or financial conditions of European issuers or of a Portfolio investing in European Issuers. In addition, while the conversion will eliminate currency risk among the participating nations, currency risk between the euro and the U.S. dollar remains a factor.

 10. LINE OF CREDIT:

     The Funds participate in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the six months ended June 30, 1999, the Funds did not have any borrowings under these facilities.

______________________________________ 65 ______________________________________

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1999 (UNAUDITED)

11.  REVERSE STOCK SPLIT FOR CLASS C:

     On February 11, 1999, a reverse stock split was declared for Class C of each of the following funds, using the following reverse split percentages:

                                                    REVERSE SPLIT
FUND                                                 PERCENTAGE
--------------------------------------------------  -------------
Bond Income Strategy Fund.........................     93.451824%
Advisers Fund.....................................     64.258312
Dividend and Growth Fund..........................     62.727844
Stock Fund........................................     53.974026
Capital Appreciation Fund.........................     50.849102
Small Company Fund................................     80.078431
International Opportunities Fund..................     81.545064
MidCap Fund.......................................     89.020270
Growth and Income Fund............................     98.582817

______________________________________ 66 ______________________________________

                       This page intentionally left blank

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                            -- SELECTED PER-SHARE DATA(A)(F) --
                           ------------------------------------------------------------------------------------------------------
                                                      NET REALIZED
                                                           AND
                           NET ASSET                   UNREALIZED                    DIVIDENDS
                            VALUE AT        NET           GAIN        TOTAL FROM     FROM NET     DISTRIBUTIONS    DISTRIBUTIONS
                           BEGINNING    INVESTMENT      (LOSS) ON     INVESTMENT    INVESTMENT    FROM REALIZED         FROM
                           OF PERIOD      INCOME       INVESTMENTS    OPERATIONS      INCOME      CAPITAL GAINS       CAPITAL
                           ----------   -----------   -------------   -----------   -----------   --------------   --------------

THE HARTFORD MONEY MARKET
 FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............    $ 1.00        $ 0.02        $--            $--           $ (0.02)        $--              $--
   Class B...............      1.00          0.02         --             --             (0.02)        --               --
   Class Y...............      1.00          0.02         --             --             (0.02)        --               --
   Class C...............      1.00          0.02         --             --             (0.02)        --               --
   For the Year Ended
    December 31, 1998
   Class A...............      1.00          0.50         --               0.50         (0.50)        --               --
   Class B...............      1.00          0.40         --               0.40         (0.40)        --               --
   Class Y...............      1.00          0.50         --               0.50         (0.50)        --               --
   From inception August
    1, 1998, through
    December 31, 1998
   Class C...............      1.00          0.20         --               0.20         (0.20)        --               --
   For the Year Ended
    December 31, 1997
   Class A...............      1.00          0.05         --               0.05         (0.05)        --               --
   Class B...............      1.00          0.01         --               0.01         (0.01)        --               --
   Class Y...............      1.00          0.05         --               0.05         (0.05)        --               --
   From inception July 1,
    1996 to December 31,
    1996
   Class A...............      1.00          0.02         --               0.02         (0.02)        --               --
   Class Y...............      1.00          0.02         --               0.02         (0.02)        --               --

THE HARTFORD BOND INCOME
 STRATEGY FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............     10.76          0.27          (0.57)         (0.30)        (0.26)          (0.02)         --
   Class B...............     10.72          0.24          (0.57)         (0.33)        (0.22)          (0.02)         --
   Class Y...............     10.81          0.28          (0.56)         (0.28)        (0.27)          (0.02)         --
   Class C...............     10.76          0.24          (0.57)         (0.33)        (0.22)          (0.02)         --
   For the Year Ended
    December 31, 1998
   Class A...............     10.61          0.54           0.23           0.77         (0.54)          (0.08)         --
   Class B...............     10.58          0.47           0.22           0.69         (0.47)          (0.08)         --
   Class Y...............     10.64          0.58           0.24           0.82         (0.57)          (0.08)         --
   From inception August
    1, 1998, through
    December 31, 1998
   Class C...............     10.70          0.19           0.15           0.34         (0.21)          (0.07)         --
   For the Year Ended
    December 31, 1997
   Class A...............     10.26          0.57           0.50           1.07         (0.56)          (0.16)         --
   Class B...............     10.25          0.53           0.46           0.99         (0.50)          (0.16)         --
   Class Y...............     10.27          0.58           0.54           1.12         (0.59)          (0.16)         --
   From inception July 1,
    1996 to December 31,
    1996
   Class A...............     10.00          0.26           0.31           0.57         (0.25)          (0.06)         --
   Class B...............     10.00          0.20           0.34           0.54         (0.23)          (0.06)         --
   Class Y...............     10.00          0.28           0.31           0.59         (0.26)          (0.06)         --

THE HARTFORD ADVISERS
 FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............     15.71          0.15           1.03           1.18         (0.12)          (0.03)         --
   Class B...............     15.59          0.10           1.01           1.11         (0.07)          (0.03)         --
   Class Y...............     15.80          0.19           1.04           1.23         (0.14)          (0.03)         --
   Class C...............     15.73          0.11           1.02           1.13         (0.08)          (0.03)         --
   For the Year Ended
    December 31, 1998
   Class A...............     13.41          0.23           2.58           2.81         (0.25)          (0.26)         --
   Class B...............     13.33          0.15           2.54           2.69         (0.17)          (0.26)         --
   Class Y...............     13.46          0.29           2.59           2.88         (0.28)          (0.26)         --
   From inception August
    1, 1998, through
    December 31, 1998
   Class C...............     15.56          0.16           0.64           0.80         (0.22)          (0.40)         --
   For the Year Ended
    December 31, 1997
   Class A...............     11.08          0.16           2.41           2.57         (0.17)          (0.07)         --
   Class B...............     11.05          0.16           2.31           2.47         (0.12)          (0.07)         --
   Class Y...............     11.10          0.31           2.32           2.63         (0.20)          (0.07)         --
   From inception July 1,
    1996 to December 31,
    1996
   Class A...............     10.00          0.09           1.07           1.16         (0.08)        --               --
   Class B...............     10.00          0.02           1.11           1.13         (0.08)        --               --
   Class Y...............     10.00          0.03           1.16           1.19         (0.09)        --               --

 (a) Information presented relates to a capital share outstanding throughout the indicated period.
 (b) Annualized.
 (c) Does not include sales charges.
 (d) Not annualized.
 (e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (f) Per share amounts for the period of August 1, 1998 through December 31, 1998 have been restated to reflect a reverse stock split for Class C effective February 11, 1998. The following reverse split percentages were used: Bond Fund 93.451824% and Advisers Fund 64.258312%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                                  -- RATIOS AND SUPPLEMENTAL DATA --
                                                                          --------------------------------------------------
                                 -- SELECTED PER-SHARE DATA(A) --                                              RATIO OF
                           --------------------------------------------                                      EXPENSES TO
                                                             NET ASSET                    NET ASSETS           AVERAGE
                                             NET INCREASE     VALUE AT                     AT END OF          NET ASSETS
                               TOTAL        (DECREASE) IN      END OF        TOTAL          PERIOD        BEFORE WAIVERS AND
                           DISTRIBUTIONS      NET ASSETS       PERIOD      RETURN(C)    (IN THOUSANDS)      REIMBURSEMENTS
                           --------------   --------------   ----------   -----------   ---------------   ------------------

THE HARTFORD MONEY MARKET
 FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................      $ (0.02)         $--            $ 1.00          2.00%        $ 35,842                 1.14%(b)
  Class B................        (0.02)         --               1.00          1.64           18,083                 1.84(b)
  Class Y................        (0.02)         --               1.00          2.23            7,535                 0.67(b)
  Class C................        (0.02)         --               1.00          1.65            4,037                 1.85(b)
  For the Year Ended
   December 31, 1998
  Class A................        (0.50)         --               1.00          4.69           29,424                 1.20
  Class B................        (0.40)         --               1.00          3.97           11,936                 1.86
  Class Y................        (0.50)         --               1.00          5.16            5,320                 0.71
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................        (0.20)         --               1.00          1.58(d)         1,203                 2.02(b)
  For the Year Ended
   December 31, 1997
  Class A................        (0.05)         --               1.00          4.73           22,578                 1.23
  Class B................        (0.01)         --               1.00          1.45(d)         4,449                 3.63(b)
  Class Y................        (0.05)         --               1.00          5.23            2,638                 0.82
  From inception July 1,
   1996 to December 31,
   1996
  Class A................        (0.02)         --               1.00          2.01(d)        10,754                 2.70(b)
  Class Y................        (0.02)         --               1.00          2.34(d)          0.30             3,496.38(b)

THE HARTFORD BOND INCOME
 STRATEGY FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................        (0.28)          (0.57)         10.19         (2.75)          56,883                 1.28(b)
  Class B................        (0.24)          (0.57)         10.15         (3.10)          21,433                 1.98(b)
  Class Y................        (0.29)          (0.57)         10.24         (2.59)          16,308                 0.82(b)
  Class C................        (0.24)          (0.57)         10.19         (3.09)          12,156                 1.99(b)
  For the Year Ended
   December 31, 1998
  Class A................        (0.62)           0.15          10.76          7.48           47,143                 1.27
  Class B................        (0.55)           0.14          10.72          6.70           16,772                 2.01
  Class Y................        (0.65)           0.17          10.81          7.98           10,766                 0.84
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................        (0.28)           0.06          10.76          3.19(d)         5,420                 2.13(b)
  For the Year Ended
   December 31, 1997
  Class A................        (0.72)           0.35          10.61         10.80           28,589                 1.44
  Class B................        (0.66)           0.33          10.58          9.96            5,745                 2.19
  Class Y................        (0.75)           0.37          10.64         11.30            5,756                 1.01
  From inception July 1,
   1996 to December 31,
   1996
  Class A................        (0.31)           0.26          10.26          5.73(d)        10,925                 2.72(b)
  Class B................        (0.29)           0.25          10.25          5.38(d)           124                22.36(b)
  Class Y................        (0.32)           0.27          10.27          5.95(d)             5               185.34(b)

THE HARTFORD ADVISERS
 FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................        (0.15)           1.04          16.75          7.58          538,085                 1.32(b)
  Class B................        (0.10)           1.01          16.60          7.13          438,637                 2.02(b)
  Class Y................        (0.17)           1.06          16.86          7.81           66,269                 0.84(b)
  Class C................        (0.11)           1.02          16.75          7.15          216,228                 2.04(b)
  For the Year Ended
   December 31, 1998
  Class A................        (0.51)           2.30          15.71         21.09          316,435                 1.38
  Class B................        (0.43)           2.26          15.59         20.27          237,959                 2.11
  Class Y................        (0.54)           2.34          15.80         21.62           57,891                 0.90
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................        (0.62)           0.17          15.73          5.25(d)        54,907                 2.18(b)
  For the Year Ended
   December 31, 1997
  Class A................        (0.24)           2.33          13.41         23.30           98,633                 1.55
  Class B................        (0.19)           2.28          13.33         22.44           39,334                 2.31
  Class Y................        (0.27)           2.36          13.46         23.80           39,773                 1.03
  From inception July 1,
   1996 to December 31,
   1996
  Class A................        (0.08)           1.08          11.08         11.56(d)        14,347                 2.94(b)
  Class B................        (0.08)           1.05          11.05         11.28(d)         1,499                 6.71(b)
  Class Y................        (0.09)           1.10          11.10         11.88(d)            34               144.82(b)


                               RATIO OF           RATIO OF
                              EXPENSES TO           NET
                                AVERAGE          INVESTMENT
                              NET ASSETS           INCOME       PORTFOLIO
                           AFTER WAIVERS AND     TO AVERAGE     TURNOVER
                            REIMBURSEMENTS       NET ASSETS     RATE(E)
                           -----------------   --------------   --------
THE HARTFORD MONEY MARKET
 FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.00%(b)         1.96%          N/A
  Class B................           1.70(b)          1.61         --
  Class Y................           0.55(b)          2.19         --
  Class C................           1.70(b)          1.60         --
  For the Year Ended
   December 31, 1998
  Class A................           1.00             4.57           N/A
  Class B................           1.70             3.83         --
  Class Y................           0.55             4.99         --
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................           1.70(b)          3.57(b)      --
  For the Year Ended
   December 31, 1997
  Class A................           1.00             4.67           N/A
  Class B................           1.70(b)          3.92(b)      --
  Class Y................           0.55             5.13         --
  From inception July 1,
   1996 to December 31,
   1996
  Class A................           1.00(b)          4.49(b)        N/A
  Class Y................           0.55(b)          4.56(b)      --
THE HARTFORD BOND INCOME
 STRATEGY FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.25(b)          2.49         68.70%
  Class B................           1.95(b)          2.14         --
  Class Y................           0.80(b)          2.72         --
  Class C................           1.95(b)          2.15         --
  For the Year Ended
   December 31, 1998
  Class A................           1.25             5.04        135.01
  Class B................           1.95             4.32         --
  Class Y................           0.80             5.48         --
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................           1.95(b)          4.13(b)      --
  For the Year Ended
   December 31, 1997
  Class A................           1.25             5.59        220.45
  Class B................           1.95             4.85         --
  Class Y................           0.80             5.98         --
  From inception July 1,
   1996 to December 31,
   1996
  Class A................           1.25(b)          5.72(b)      75.52
  Class B................           1.95(b)          5.22(b)      --
  Class Y................           0.80(b)          6.17(b)      --
THE HARTFORD ADVISERS
 FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.32(b)          0.82         22.52
  Class B................           2.02(b)          0.47         --
  Class Y................           0.84(b)          1.06         --
  Class C................           2.04(b)          0.47         --
  For the Year Ended
   December 31, 1998
  Class A................           1.38             1.67         40.24
  Class B................           2.10             0.98         --
  Class Y................           0.90             2.09         --
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................           2.10(b)          1.06(b)      --
  For the Year Ended
   December 31, 1997
  Class A................           1.40             1.54         38.62
  Class B................           2.10             0.80         --
  Class Y................           0.95             2.08         --
  From inception July 1,
   1996 to December 31,
   1996
  Class A................           1.40(b)          2.13(b)      19.75
  Class B................           2.10(b)          1.24(b)      --
  Class Y................           0.95(b)          2.75(b)      --

 (a) Information presented relates to a capital share outstanding throughout the indicated period.
 (b) Annualized.
 (c) Does not include sales charges.
 (d) Not annualized.
 (e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (f) Per share amounts for the period of August 1, 1998 through December 31, 1998 have been restated to reflect a reverse stock split for Class C effective February 11, 1998. The following reverse split percentages were used: Bond Fund 93.451824% and Advisers Fund 64.258312%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            -- SELECTED PER-SHARE DATA(A)(F) --
                           ------------------------------------------------------------------------------------------------------
                                                      NET REALIZED
                                                           AND
                           NET ASSET                   UNREALIZED                    DIVIDENDS
                            VALUE AT        NET           GAIN        TOTAL FROM     FROM NET     DISTRIBUTIONS    DISTRIBUTIONS
                           BEGINNING    INVESTMENT      (LOSS) ON     INVESTMENT    INVESTMENT    FROM REALIZED         FROM
                           OF PERIOD      INCOME       INVESTMENTS    OPERATIONS      INCOME      CAPITAL GAINS       CAPITAL
                           ----------   -----------   -------------   -----------   -----------   --------------   --------------

THE HARTFORD DIVIDEND AND
 GROWTH FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............    $16.62        $ 0.09        $  1.05        $  1.14       $ (0.08)        $ (0.01)         $--
   Class B...............     16.47          0.03           1.04           1.07         (0.02)          (0.01)         --
   Class Y...............     16.69          0.12           1.07           1.19         (0.10)          (0.01)         --
   Class C...............     16.48          0.05           1.02           1.07         (0.03)          (0.01)         --
   For the Year Ended
    December 31, 1998
   Class A...............     14.72          0.15           1.97           2.12         (0.15)          (0.07)         --
   Class B...............     14.61          0.06           1.92           1.98         (0.05)          (0.07)         --
   Class Y...............     14.77          0.24           1.94           2.18         (0.19)          (0.07)         --
   From inception August
    1, 1998, through
    December 31, 1998
   Class C...............     15.94          0.05           0.70           0.75         (0.10)          (0.11)         --
   For the Year Ended
    December 31, 1997
   Class A...............     11.45          0.13           3.40           3.53         (0.12)          (0.14)         --
   Class B...............     11.40          0.13           3.30           3.43         (0.08)          (0.14)         --
   Class Y...............     11.46          0.21           3.39           3.60         (0.15)          (0.14)         --
   From inception July 1,
    1996 to December 31,
    1996
   Class A...............     10.00          0.07           1.46           1.53         (0.06)          (0.02)         --
   Class B...............     10.00          0.01           1.48           1.49         (0.07)          (0.02)         --
   Class Y...............     10.00          0.02           1.53           1.55         (0.07)          (0.02)         --

THE HARTFORD STOCK FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............     19.70         (0.01)          2.93           2.92        --             --               --
   Class B...............     19.36         (0.04)          2.84           2.80        --             --               --
   Class Y...............     19.89          0.04           2.97           3.01        --             --               --
   Class C...............     19.36         (0.04)          2.83           2.79        --             --               --
   For the Year Ended
    December 31, 1998
   Class A...............     15.16         (0.01)          4.75           4.74        --               (0.19)           (0.01)
   Class B...............     15.01         (0.05)          4.60           4.55        --               (0.19)           (0.01)
   Class Y...............     15.25          0.06           4.78           4.84        --               (0.19)           (0.01)
   From inception August
    1, 1998, through
    December 31, 1998
   Class C...............     18.53         (0.02)          1.22           1.20        --               (0.35)           (0.02)
   For the Year Ended
    December 31, 1997
   Class A...............     11.53        --               3.66           3.66        --               (0.03)         --
   Class B...............     11.50         (0.02)          3.56           3.54        --               (0.03)         --
   Class Y...............     11.55          0.03           3.70           3.73        --               (0.03)         --
   From inception July 1,
    1996 to December 31,
    1996
   Class A...............     10.00          0.02           1.53           1.55         (0.02)        --               --
   Class B...............     10.00        --               1.52           1.52         (0.02)        --               --
   Class Y...............     10.00          0.01           1.57           1.58         (0.03)        --               --

THE HARTFORD CAPITAL
 APPRECIATION FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............     20.42         (0.05)          5.59           5.53        --             --               --
   Class B...............     20.08         (0.13)          5.49           5.36        --             --               --
   Class Y...............     20.66         (0.03)          5.68           5.66        --             --               --
   Class C...............     20.08         (0.09)          5.43           5.34        --             --               --
   For the Year Ended
    December 31, 1998
   Class A...............     19.90         (0.10)          0.75           0.65        --               (0.13)         --
   Class B...............     19.71         (0.21)          0.71           0.50        --               (0.13)         --
   Class Y...............     20.05         (0.06)          0.80           0.74        --               (0.13)         --
   From inception August
    1, 1998, through
    December 31, 1998
   Class C...............     19.67         (0.06)          0.47           0.41        --             --               --
   For the Year Ended
    December 31, 1997
   Class A...............     13.36         (0.03)          7.34           7.31        --               (0.77)         --
   Class B...............     13.32         (0.06)          7.22           7.16        --               (0.77)         --
   Class Y...............     13.38         (0.03)          7.47           7.44        --               (0.77)         --
   From inception July 1,
    1996 to December 31,
    1996
   Class A...............     10.00         (0.03)          3.80           3.77        --               (0.41)         --
   Class B...............     10.00         (0.02)          3.75           3.73        --               (0.41)         --
   Class Y...............     10.00        --               3.79           3.79        --               (0.41)         --

 (a) Information presented relates to a capital share outstanding throughout the indicated period.
 (b) Annualized.
 (c) Does not include sales charges.
 (d) Not annualized.
 (e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (f) Per share amounts for the period of August 1, 1998 through December 31, 1998 have been restated to reflect a reverse stock split for Class C effective February 11, 1998. The following reverse split percentages were used: Dividend and Growth Fund 62.727844%, Stock Fund 53.974026% and Capital Appreciation Fund 50.849102%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                                  -- RATIOS AND SUPPLEMENTAL DATA --
                                                                          --------------------------------------------------
                                 -- SELECTED PER-SHARE DATA(A) --                                              RATIO OF
                           --------------------------------------------                                      EXPENSES TO
                                                             NET ASSET                    NET ASSETS           AVERAGE
                                             NET INCREASE     VALUE AT                     AT END OF          NET ASSETS
                               TOTAL        (DECREASE) IN      END OF        TOTAL          PERIOD        BEFORE WAIVERS AND
                           DISTRIBUTIONS      NET ASSETS       PERIOD      RETURN(C)    (IN THOUSANDS)      REIMBURSEMENTS
                           --------------   --------------   ----------   -----------   ---------------   ------------------

THE HARTFORD DIVIDEND AND
 GROWTH FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................      $ (0.08)         $ 1.05         $17.67          6.85%        $225,063                1.36%(b)
  Class B................        (0.03)           1.05          17.52          6.54          123,577                 2.06(b)
  Class Y................        (0.11)           1.08          17.77          7.16           23,580                 0.90(b)
  Class C................        (0.04)           1.03          17.51          6.48           25,904                 2.08(b)
  For the Year Ended
   December 31, 1998
  Class A................        (0.22)           1.90          16.62         14.47          182,495                 1.38
  Class B................        (0.12)           1.86          16.47         13.62          108,344                 2.10
  Class Y................        (0.26)           1.92          16.69         14.86           17,098                 0.91
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................        (0.21)           0.54          16.48          4.82(d)         9,682                 2.20(b)
  For the Year Ended
   December 31, 1997
  Class A................        (0.26)           3.27          14.72         30.99           67,861                 1.59
  Class B................        (0.22)           3.21          14.61         30.20           33,730                 2.34
  Class Y................        (0.29)           3.31          14.77         31.59           13,236                 1.09
  From inception July 1,
   1996 to December 31,
   1996
  Class A................        (0.08)           1.45          11.45         15.29(d)         6,083                 4.12(b)
  Class B................        (0.09)           1.40          11.40         14.82(d)        33,741                12.97(b)
  Class Y................        (0.09)           1.46          11.46         15.49(d)        13,241               141.53(b)

THE HARTFORD STOCK FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................      --                 2.92          22.62         14.82          506,404                 1.39(b)
  Class B................      --                 2.80          22.16         14.46          329,175                 2.09(b)
  Class Y................      --                 3.01          22.90         15.13            9,308                 0.90(b)
  Class C................      --                 2.79          22.15         14.40          148,804                 2.11(b)
  For the Year Ended
   December 31, 1998
  Class A................        (0.20)           4.54          19.70         31.33          268,226                 1.44
  Class B................        (0.20)           4.35          19.36         30.38          185,205                 2.16
  Class Y................        (0.20)           4.64          19.89         31.80            7,919                 0.96
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................        (0.37)           0.83          19.36          6.60(d)        36,039                 2.24(b)
  For the Year Ended
   December 31, 1997
  Class A................        (0.03)           3.63          15.16         31.78           65,763                 1.64
  Class B................        (0.03)           3.51          15.01         30.82           35,294                 2.38
  Class Y................        (0.03)           3.70          15.25         32.33            5,510                 1.11
  From inception July 1,
   1996 to December 31,
   1996
  Class A................        (0.02)           1.53          11.53         15.50(d)         6,273                 3.96(b)
  Class B................        (0.02)           1.50          11.50         15.20(d)         1,254                 7.76(b)
  Class Y................        (0.03)           1.55          11.55         15.80(d)            44               133.50(b)

THE HARTFORD CAPITAL
 APPRECIATION FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................      --                 5.53          25.95         27.08          475,652                 1.38(b)
  Class B................      --                 5.36          25.44         26.69          360,987                 2.08(b)
  Class Y................      --                 5.66          26.32         27.40           39,811                 0.91(b)
  Class C................      --                 5.34          25.42         26.60           48,702                 2.10(b)
  For the Year Ended
   December 31, 1998
  Class A................        (0.13)           0.52          20.42          3.26          364,951                 1.44
  Class B................        (0.13)           0.37          20.08          2.52          290,756                 2.15
  Class Y................        (0.13)           0.61          20.66          3.68           27,700                 0.96
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................      --                 0.41          20.08          2.10(d)        15,231                 2.29(b)
  For the Year Ended
   December 31, 1997
  Class A................        (0.77)           6.54          19.90         55.11          233,601                 1.64
  Class B................        (0.77)           6.39          19.71         54.15          174,392                 2.38
  Class Y................        (0.77)           6.67          20.05         56.00           26,693                 1.13
  From inception July 1,
   1996 to December 31,
   1996
  Class A................        (0.41)           3.36          13.36         37.75(d)         9,028                 4.10(b)
  Class B................        (0.41)           3.32          13.32         37.35(d)           889                 9.05(b)
  Class Y................        (0.41)           3.38          13.38         37.95(d)           107                93.64(b)


                               RATIO OF           RATIO OF
                              EXPENSES TO           NET
                                AVERAGE          INVESTMENT
                              NET ASSETS           INCOME       PORTFOLIO
                           AFTER WAIVERS AND     TO AVERAGE     TURNOVER
                            REIMBURSEMENTS       NET ASSETS     RATE(E)
                           -----------------   --------------   --------
THE HARTFORD DIVIDEND AND
 GROWTH FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.36%(b)         0.47%        33.96%
  Class B................           2.06(b)          0.12         --
  Class Y................           0.90(b)          0.69         --
  Class C................           2.08(b)          0.12         --
  For the Year Ended
   December 31, 1998
  Class A................           1.38             1.08         46.43
  Class B................           2.10             0.39         --
  Class Y................           0.91             1.53         --
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................           2.10(b)          0.23(b)      --
  For the Year Ended
   December 31, 1997
  Class A................           1.40             1.42         28.75
  Class B................           2.10             0.69         --
  Class Y................           0.95             1.83         --
  From inception July 1,
   1996 to December 31,
   1996
  Class A................           1.40(b)          1.95(b)      29.80
  Class B................           2.10(b)          0.82(b)      --
  Class Y................           0.95(b)          2.41(b)      --
THE HARTFORD STOCK FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.39(b)         (0.01)        22.36
  Class B................           2.09(b)         (0.35)        --
  Class Y................           0.90(b)          0.22         --
  Class C................           2.11(b)         (0.34)        --
  For the Year Ended
   December 31, 1998
  Class A................           1.44            (0.07)        37.03
  Class B................           2.15            (0.77)        --
  Class Y................           0.96             0.36         --
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................           2.15(b)         (0.76)(b)     --
  For the Year Ended
   December 31, 1997
  Class A................           1.45             0.06         42.83
  Class B................           2.15            (0.66)        --
  Class Y................           1.00             0.53         --
  From inception July 1,
   1996 to December 31,
   1996
  Class A................           1.45(b)          0.71(b)      11.87
  Class B................           2.15(b)         (0.12)(b)     --
  Class Y................           1.00(b)          1.37(b)      --
THE HARTFORD CAPITAL
 APPRECIATION FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.38(b)         (0.23)       123.20
  Class B................           2.08(b)         (0.58)        --
  Class Y................           0.91(b)         (0.01)        --
  Class C................           2.10(b)         (0.59)        --
  For the Year Ended
   December 31, 1998
  Class A................           1.44            (0.70)       123.42
  Class B................           2.15            (1.39)        --
  Class Y................           0.96            (0.27)        --
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................           2.15(b)         (1.34)(b)     --
  For the Year Ended
   December 31, 1997
  Class A................           1.45            (0.80)       119.62
  Class B................           2.15            (1.46)        --
  Class Y................           1.00            (0.35)        --
  From inception July 1,
   1996 to December 31,
   1996
  Class A................           1.45(b)         (0.70)(b)    149.99
  Class B................           2.15(b)         (1.53)(b)     --
  Class Y................           1.00(b)          0.04(b)      --

 (a) Information presented relates to a capital share outstanding throughout the indicated period.
 (b) Annualized.
 (c) Does not include sales charges.
 (d) Not annualized.
 (e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (f) Per share amounts for the period of August 1, 1998 through December 31, 1998 have been restated to reflect a reverse stock split for Class C effective February 11, 1998. The following reverse split percentages were used: Dividend and Growth Fund 62.727844%, Stock Fund 53.974026% and Capital Appreciation Fund 50.849102%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            -- SELECTED PER-SHARE DATA(A)(F) --
                           ------------------------------------------------------------------------------------------------------
                                                      NET REALIZED
                                                           AND
                           NET ASSET                   UNREALIZED                    DIVIDENDS
                            VALUE AT        NET           GAIN        TOTAL FROM     FROM NET     DISTRIBUTIONS    DISTRIBUTIONS
                           BEGINNING    INVESTMENT      (LOSS) ON     INVESTMENT    INVESTMENT    FROM REALIZED         FROM
                           OF PERIOD      INCOME       INVESTMENTS    OPERATIONS      INCOME      CAPITAL GAINS       CAPITAL
                           ----------   -----------   -------------   -----------   -----------   --------------   --------------

THE HARTFORD SMALL
 COMPANY FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............    $13.31        $(0.06)       $  2.91        $  2.85       $--             $--              $--
   Class B...............     13.09         (0.09)          2.83           2.75        --             --               --
   Class Y...............     13.47         (0.04)          2.97           2.92        --             --               --
   Class C...............     13.09         (0.07)          2.82           2.75        --             --               --
   For the Year Ended
    December 31, 1998
   Class A...............     12.16         (0.06)          1.33           1.27        --               (0.12)         --
   Class B...............     12.04         (0.12)          1.29           1.17        --               (0.12)         --
   Class Y...............     12.24         (0.03)          1.38           1.35        --               (0.12)         --
   From inception August
    1, 1998, through
    December 31, 1998
   Class C...............     12.49         (0.02)          0.62           0.60        --             --               --
   For the Year Ended
    December 31, 1997
   Class A...............     10.68         (0.02)          2.05           2.03        --               (0.55)         --
   Class B...............     10.65         (0.03)          1.97           1.94        --               (0.55)         --
   Class Y...............     10.71         (0.01)          2.09           2.08        --               (0.55)         --
   From inception July 1,
    1996 to December 31,
    1996
   Class A...............     10.00         (0.02)          1.42           1.40        --               (0.72)         --
   Class B...............     10.00         (0.02)          1.39           1.37        --               (0.72)         --
   Class Y...............     10.00        --               1.43           1.43        --               (0.72)         --

THE HARTFORD
 INTERNATIONAL
 OPPORTUNITIES FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............     11.89          0.06           1.16           1.22         (0.02)        --               --
   Class B...............     11.73          0.02           1.13           1.15        --             --               --
   Class Y...............     11.97          0.08           1.17           1.25         (0.02)        --               --
   Class C...............     11.74          0.06           1.09           1.15         (0.02)        --               --
   For the Year Ended
    December 31, 1998
   Class A...............     10.58          0.07           1.26           1.33         (0.02)        --               --
   Class B...............     10.49          0.01           1.23           1.24        --             --               --
   Class Y...............     10.62          0.12           1.27           1.39         (0.04)        --               --
   From inception August
    1, 1998, through
    December 31, 1998
   Class C...............     12.26         (0.02)         (0.48)         (0.50)        (0.03)        --               --
   For the Year Ended
    December 31, 1997
   Class A...............     10.72          0.09          (0.01)          0.08         (0.05)          (0.17)         --
   Class B...............     10.69          0.07          (0.06)          0.01         (0.04)          (0.17)         --
   Class Y...............     10.73          0.15          (0.02)          0.13         (0.07)          (0.17)         --
   From inception July 1,
    1996 to December 31,
    1996
   Class A...............     10.00          0.02           0.79           0.81         (0.06)          (0.03)         --
   Class B...............     10.00         (0.01)          0.80           0.79         (0.07)          (0.03)         --
   Class Y...............     10.00        --               0.84           0.84         (0.08)          (0.03)         --

THE HARTFORD MIDCAP FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............     12.30         (0.03)          2.93           2.90        --               (0.01)         --
   Class B...............     12.22         (0.04)          2.86           2.82        --               (0.01)         --
   Class Y...............     12.35         (0.02)          2.97           2.94        --               (0.01)         --
   Class C...............     12.21         (0.02)          2.84           2.82        --               (0.01)         --
   For the Year Ended
    December 31, 1998
   Class A...............     10.00         (0.05)          2.35           2.30        --             --               --
   Class B...............     10.00         (0.10)          2.32           2.22        --             --               --
   Class Y...............     10.00         (0.02)          2.37           2.35        --             --               --
   From inception August
    1, 1998, through
    December 31, 1998
   Class C...............     11.23         (0.03)          1.01           0.98        --             --               --

 (a) Information presented relates to a capital share outstanding throughout the indicated period.
 (b) Annualized.
 (c) Does not include sales charges.
 (d) Not annualized.
 (e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (f) Per share amounts for the period of August 1, 1998 through December 31, 1998 have been restated to reflect a reverse stock split for Class C effective February 11, 1998. The following reverse split percentages were used: Small Company Fund 80.078431%, International Opportunities Fund 81.545064% and MidCap Fund 89.020270%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                                  -- RATIOS AND SUPPLEMENTAL DATA --
                                                                          --------------------------------------------------
                                 -- SELECTED PER-SHARE DATA(A) --                                              RATIO OF
                           --------------------------------------------                                      EXPENSES TO
                                                             NET ASSET                    NET ASSETS           AVERAGE
                                             NET INCREASE     VALUE AT                     AT END OF          NET ASSETS
                               TOTAL        (DECREASE) IN      END OF        TOTAL          PERIOD        BEFORE WAIVERS AND
                           DISTRIBUTIONS      NET ASSETS       PERIOD      RETURN(C)    (IN THOUSANDS)      REIMBURSEMENTS
                           --------------   --------------   ----------   -----------   ---------------   ------------------

THE HARTFORD SMALL
 COMPANY FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................      $--              $ 2.85         $16.16         21.41%        $ 52,935                1.49%(b)
  Class B................      --                 2.75          15.84         21.01           26,604                 2.19(b)
  Class Y................      --                 2.92          16.39         21.68           18,246                 1.01(b)
  Class C................      --                 2.75          15.84         21.04           10,215                 2.20(b)
  For the Year Ended
   December 31, 1998
  Class A................        (0.12)           1.15          13.31         10.46           37,623                 1.52
  Class B................        (0.12)           1.05          13.09          9.73           18,345                 2.22
  Class Y................        (0.12)           1.23          13.47         11.05           13,004                 1.02
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................      --                 0.60          13.09          4.80(d)         2,765                 2.46(b)
  For the Year Ended
   December 31, 1997
  Class A................        (0.55)           1.48          12.16         19.28           19,391                 1.77
  Class B................        (0.55)           1.39          12.04         18.49            9,694                 2.53
  Class Y................        (0.55)           1.53          12.24         19.69            9,062                 1.30
  From inception July 1,
   1996 to December 31,
   1996
  Class A................        (0.72)           0.68          10.68         14.11(d)         4,673                 4.24(b)
  Class B................        (0.72)           0.65          10.65         13.81(d)           241                20.03(b)
  Class Y................        (0.72)           0.71          10.71         14.41(d)            72               115.33(b)

THE HARTFORD
 INTERNATIONAL
 OPPORTUNITIES FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................        (0.02)           1.20          13.09         10.24           39,587                 1.69(b)
  Class B................      --                 1.15          12.88          9.80           19,970                 2.39(b)
  Class Y................        (0.02)           1.23          13.20         10.43           15,824                 1.22(b)
  Class C................        (0.02)           1.13          12.87          9.81            3,861                 2.40(b)
  For the Year Ended
   December 31, 1998
  Class A................        (0.02)           1.31          11.89         12.53           32,014                 1.84
  Class B................      --                 1.24          11.73         11.82           11,767                 2.56
  Class Y................        (0.04)           1.35          11.97         13.11           10,860                 1.36
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................        (0.03)          (0.53)         11.74         (4.05)(d)        1,379                 2.83(b)
  For the Year Ended
   December 31, 1997
  Class A................        (0.22)          (0.14)         10.58          0.84           15,701                 2.25
  Class B................        (0.21)          (0.20)         10.49          0.12            7,188                 3.03
  Class Y................        (0.24)          (0.11)         10.62          1.31            6,422                 1.76
  From inception July 1,
   1996 to December 31,
   1996
  Class A................        (0.09)           0.72          10.72          8.14(d)         4,294                 5.35(b)
  Class B................        (0.10)           0.69          10.69          7.86(d)           163                32.61(b)
  Class Y................        (0.11)           0.73          10.73          8.36(d)            64               126.52(b)

THE HARTFORD MIDCAP FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................        (0.01)           2.88          15.18         23.53           49,834                 1.49(b)
  Class B................        (0.01)           2.81          15.03         23.11           18,086                 2.19(b)
  Class Y................        (0.01)           2.93          15.28         23.84            9,343                 1.02(b)
  Class C................        (0.01)           2.81          15.02         23.12           10,299                 2.23(b)
  For the Year Ended
   December 31, 1998
  Class A................      --                 2.30          12.30         23.12           24,294                 1.57
  Class B................      --                 2.22          12.22         22.32            8,403                 2.31
  Class Y................      --                 2.35          12.35         23.62            3,750                 1.12
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................      --                 0.98          12.21          8.70(d)         1,077                 2.57(b)


                               RATIO OF           RATIO OF
                              EXPENSES TO           NET
                                AVERAGE          INVESTMENT
                              NET ASSETS           INCOME       PORTFOLIO
                           AFTER WAIVERS AND     TO AVERAGE     TURNOVER
                            REIMBURSEMENTS       NET ASSETS     RATE(E)
                           -----------------   --------------   --------
THE HARTFORD SMALL
 COMPANY FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.45%(b)        (0.47)%      120.71%
  Class B................           2.15(b)         (0.81)        --
  Class Y................           1.00(b)         (0.24)        --
  Class C................           2.15(b)         (0.80)        --
  For the Year Ended
   December 31, 1998
  Class A................           1.45            (0.79)       266.82
  Class B................           2.15            (1.49)        --
  Class Y................           1.00            (0.33)        --
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................           2.15(b)         (1.49)(b)     --
  For the Year Ended
   December 31, 1997
  Class A................           1.45            (0.61)       255.37
  Class B................           2.15            (1.30)        --
  Class Y................           1.00            (0.14)        --
  From inception July 1,
   1996 to December 31,
   1996
  Class A................           1.45(b)         (0.60)(b)     69.92
  Class B................           2.15(b)         (1.30)(b)     --
  Class Y................           1.00(b)          0.03(b)      --
THE HARTFORD
 INTERNATIONAL
 OPPORTUNITIES FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.65(b)          0.58         79.98
  Class B................           2.35(b)          0.23
  Class Y................           1.20(b)          0.86         --
  Class C................           2.35(b)          0.47         --
  For the Year Ended
   December 31, 1998
  Class A................           1.65             0.69        148.58
  Class B................           2.35             0.01         --
  Class Y................           1.20             1.17         --
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................           2.35(b)         (0.71)(b)     --
  For the Year Ended
   December 31, 1997
  Class A................           1.65             0.88         59.16
  Class B................           2.35            (0.05)        --
  Class Y................           1.20             1.33         --
  From inception July 1,
   1996 to December 31,
   1996
  Class A................           1.65(b)          0.51(b)      21.51
  Class B................           2.35(b)         (0.86)(b)     --
  Class Y................           1.20(b)          0.57(b)      --
THE HARTFORD MIDCAP FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.45(b)         (0.41)        55.76
  Class B................           2.15(b)         (0.76)        --
  Class Y................           1.00(b)         (0.18)        --
  Class C................           2.15(b)         (0.71)        --
  For the Year Ended
   December 31, 1998
  Class A................           1.45            (0.78)       139.02
  Class B................           2.15            (1.48)        --
  Class Y................           1.00            (0.33)        --
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................           2.15(b)         (1.45)(b)     --

 (a) Information presented relates to a capital share outstanding throughout the indicated period.
 (b) Annualized.
 (c) Does not include sales charges.
 (d) Not annualized.
 (e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (f) Per share amounts for the period of August 1, 1998 through December 31, 1998 have been restated to reflect a reverse stock split for Class C effective February 11, 1998. The following reverse split percentages were used: Small Company Fund 80.078431%, International Opportunities Fund 81.545064% and MidCap Fund 89.020270%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            -- SELECTED PER-SHARE DATA(A)(F) --
                           ------------------------------------------------------------------------------------------------------
                                                      NET REALIZED
                                                           AND
                           NET ASSET                   UNREALIZED                    DIVIDENDS
                            VALUE AT        NET           GAIN        TOTAL FROM     FROM NET     DISTRIBUTIONS    DISTRIBUTIONS
                           BEGINNING    INVESTMENT      (LOSS) ON     INVESTMENT    INVESTMENT    FROM REALIZED         FROM
                           OF PERIOD      INCOME       INVESTMENTS    OPERATIONS      INCOME      CAPITAL GAINS       CAPITAL
                           ----------   -----------   -------------   -----------   -----------   --------------   --------------

THE HARTFORD GROWTH AND
 INCOME FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............    $11.45        $(0.00)       $  1.38        $  1.37       $--             $--              $--
   Class B...............     11.41         (0.02)          1.35           1.33        --             --               --
   Class Y...............     11.48          0.03           1.38           1.41        --             --               --
   Class C...............     11.41         (0.02)          1.35           1.33        --             --               --
   From inception April
    30, 1998, through
    December 31, 1998
   Class A...............     10.00          0.02           1.45           1.47        --             --                 (0.02)
   Class B...............     10.00         (0.01)          1.43           1.42        --             --                 (0.01)
   Class Y...............     10.00          0.05           1.46           1.51        --             --                 (0.03)
   From inception August
    1, 1998, through
    December 31, 1998
   Class C...............     10.14          0.01           1.29           1.30        --             --                 (0.03)

THE HARTFORD HIGH YIELD
 FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............     10.15          0.35          (0.10)          0.25         (0.36)        --               --
   Class B...............     10.14          0.33          (0.10)          0.22         (0.33)        --               --
   Class Y...............     10.16          0.37          (0.09)          0.27         (0.38)        --               --
   Class C...............     10.14          0.32          (0.10)          0.22         (0.33)        --               --
   From inception
    September 30, 1998,
    through December 31,
    1998
   Class A...............     10.00          0.19           0.13           0.32         (0.17)        --               --
   Class B...............     10.00          0.16           0.14           0.30         (0.16)        --               --
   Class Y...............     10.00          0.21           0.13           0.34         (0.18)        --               --
   Class C...............     10.00          0.16           0.14           0.30         (0.16)        --               --

THE HARTFORD GLOBAL
 LEADERS FUND
   For the Six Months
    Ended June 30, 1999
    (unaudited)
   Class A...............     12.67          0.05           1.55           1.60        --               (0.03)         --
   Class B...............     12.65          0.04           1.50           1.54        --               (0.03)         --
   Class Y...............     12.69          0.06           1.56           1.63        --               (0.03)         --
   Class C...............     12.65          0.04           1.50           1.55        --               (0.03)         --
   From inception
    September 30, 1998,
    through December 31,
    1998
   Class A...............     10.00         (0.01)          3.03           3.02        --               (0.35)         --
   Class B...............     10.00         (0.02)          3.02           3.00        --               (0.35)         --
   Class Y...............     10.00          0.01           3.03           3.04        --               (0.35)         --
   Class C...............     10.00         (0.02)          3.02           3.00        --               (0.35)         --

 (a) Information presented relates to a capital share outstanding throughout the indicated period.
 (b) Annualized.
 (c) Does not include sales charges.
 (d) Not annualized.
 (e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (f) Per share amounts for the period of August 1, 1998 through December 31, 1998 have been restated to reflect a reverse stock split for Class C effective February 11, 1998. The following reverse split percentage was used: Growth and Income Fund 98.582817%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                                  -- RATIOS AND SUPPLEMENTAL DATA --
                                                                          --------------------------------------------------
                                 -- SELECTED PER-SHARE DATA(A) --                                              RATIO OF
                           --------------------------------------------                                      EXPENSES TO
                                                             NET ASSET                    NET ASSETS           AVERAGE
                                             NET INCREASE     VALUE AT                     AT END OF          NET ASSETS
                               TOTAL        (DECREASE) IN      END OF        TOTAL          PERIOD        BEFORE WAIVERS AND
                           DISTRIBUTIONS      NET ASSETS       PERIOD      RETURN(C)    (IN THOUSANDS)      REIMBURSEMENTS
                           --------------   --------------   ----------   -----------   ---------------   ------------------

THE HARTFORD GROWTH AND
 INCOME FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................      $--              $ 1.37         $12.82         11.96%        $ 27,254                1.47%(b)
  Class B................      --                 1.33          12.74         11.66            8,370                 2.17(b)
  Class Y................      --                 1.41          12.89         12.28              434                 0.97(b)
  Class C................      --                 1.33          12.74         11.64           10,513                 2.18(b)
  From inception April
   30, 1998, through
   December 31, 1998
  Class A................        (0.02)           1.45          11.45         14.78(d)        11,120                 1.58(b)
  Class B................        (0.01)           1.41          11.41         14.21(d)         3,538                 2.32(b)
  Class Y................        (0.03)           1.48          11.48         15.18(d)           386                 1.20(b)
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................        (0.03)           1.27          11.41         12.80(d)         3,726                 2.38(b)

THE HARTFORD HIGH YIELD
 FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................        (0.36)          (0.11)         10.04          2.48           14,696                 1.40(b)
  Class B................        (0.33)          (0.10)         10.04          2.24            4,925                 2.10(b)
  Class Y................        (0.38)          (0.10)         10.06          2.73            2,256                 0.93(b)
  Class C................        (0.33)          (0.11)         10.03          2.15            6,373                 2.11(b)
  From inception
   September 30, 1998,
   through December 31,
   1998
  Class A................        (0.17)           0.15          10.15          3.33(d)         8,507                 1.53(b)
  Class B................        (0.16)           0.14          10.14          3.09(d)         2,322                 2.31(b)
  Class Y................        (0.18)           0.16          10.16          3.51(d)         1,034                 1.17(b)
  Class C................        (0.16)           0.14          10.14          3.08(d)         2,278                 2.31(b)

THE HARTFORD GLOBAL
 LEADERS FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................        (0.03)           1.57          14.24         12.64           21,871                 1.78(b)
  Class B................        (0.03)           1.51          14.16         12.18            5,761                 2.49(b)
  Class Y................        (0.03)           1.60          14.29         12.86            2,098                 1.30(b)
  Class C................        (0.03)           1.52          14.17         12.26            6,750                 2.49(b)
  From inception
   September 30, 1998,
   through December 31,
   1998
  Class A................        (0.35)           2.67          12.67         30.36(d)         3,771                 2.66(b)
  Class B................        (0.35)           2.65          12.65         30.16(d)           486                 3.55(b)
  Class Y................        (0.35)           2.69          12.69         30.57(d)           392                 2.46(b)
  Class C................        (0.35)           2.65          12.65         30.16(d)           517                 3.57(b)


                               RATIO OF           RATIO OF
                              EXPENSES TO           NET
                                AVERAGE          INVESTMENT
                              NET ASSETS           INCOME       PORTFOLIO
                           AFTER WAIVERS AND     TO AVERAGE     TURNOVER
                            REIMBURSEMENTS       NET ASSETS     RATE(E)
                           -----------------   --------------   --------
THE HARTFORD GROWTH AND
 INCOME FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.45%(b)        (0.01)%       24.76%
  Class B................           2.15(b)         (0.35)        --
  Class Y................           1.00(b)          0.23         --
  Class C................           2.15(b)         (0.35)        --
  From inception April
   30, 1998, through
   December 31, 1998
  Class A................           1.45(b)          0.23(b)      35.10
  Class B................           2.15(b)         (0.47)(b)     --
  Class Y................           1.00(b)          0.76(b)      --
  From inception August
   1, 1998, through
   December 31, 1998
  Class C................           2.15(b)         (0.53)(b)     --
THE HARTFORD HIGH YIELD
 FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.40(b)          3.68         27.34
  Class B................           2.10(b)          3.34         --
  Class Y................           0.93(b)          3.91         --
  Class C................           2.10(b)          3.35         --
  From inception
   September 30, 1998,
   through December 31,
   1998
  Class A................           1.40(b)          7.06(b)      10.85
  Class B................           2.10(b)          6.50(b)      --
  Class Y................           0.95(b)          7.48(b)      --
  Class C................           2.10(b)          6.49(b)      --
THE HARTFORD GLOBAL
 LEADERS FUND
  For the Six Months
   Ended June 30, 1999
   (unaudited)
  Class A................           1.65(b)          0.31        120.63
  Class B................           2.35(b)          0.01         --
  Class Y................           1.20(b)          0.56         --
  Class C................           2.35(b)          0.02         --
  From inception
   September 30, 1998,
   through December 31,
   1998
  Class A................           1.65(b)         (0.19)(b)     49.04
  Class B................           2.35(b)         (0.92)(b)     --
  Class Y................           1.20(b)          0.31(b)      --
  Class C................           2.35(b)         (0.90)(b)     --

 (a) Information presented relates to a capital share outstanding throughout the indicated period.
 (b) Annualized.
 (c) Does not include sales charges.
 (d) Not annualized.
 (e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (f) Per share amounts for the period of August 1, 1998 through December 31, 1998 have been restated to reflect a reverse stock split for Class C effective February 11, 1998. The following reverse split percentage was used: Growth and Income Fund 98.582817%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

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